                 As filed with the Securities and Exchange Commission
                                  on July 28, 1997


                                                       Registration No. 33-56094
                                                                        811-7428
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                 --------------------
                                      FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
              PRE-EFFECTIVE AMENDMENT NO.   __                            [ ]
              POST-EFFECTIVE AMENDMENT NO.  46                            [X]


                                        AND/OR


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                  AMENDMENT NO.  48


                           (Check appropriate box or boxes)
                                 --------------------

                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
             (Address of Principal Executive Offices, including Zip Code)

                                  ARTHUR E. NICHOLAS
                      C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
                       (Name and Address of Agent for Service)

                             COPY TO:  ROBERT E. CARLSON
                        PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        555 S. FLOWER STREET, TWENTIETH FLOOR
                            LOS ANGELES, CALIFORNIA 90071
                                 --------------------

                    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE FOLLOWING EFFECTIVE DATE.
                                 --------------------


    [X]  immediately upon filing pursuant to paragraph (b)
    [ ]  on ______________ pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)(i)
    [ ]  on ____________ pursuant to paragraph (a)(i)
    [ ]  75 days after filing pursuant to paragraph (a)(ii)
    [ ]  on    (date)    pursuant to paragraph (a)(ii), of Rule 485
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares by this Registration Statement. Registrant filed a Notice under such Rule for its fiscal year ended March 31, 1997 on May 30, 1997. This Registration Statement has been executed by the trustees and principal officers of the Registrant and of Nicholas-Applegate Investment Trust.

                                 --------------------

                                CROSS REFERENCE SHEET
                              (AS REQUIRED BY RULE 495)
N-1a Item No.                                                   Location
-------------                                                   --------
PART A

Item  1. Cover Page . . . . . . . . . . . . . . . . . Cover Page


Item  2. Synopsis . . . . . . . . . . . . . . . . . . Overview; International
                                                      Core Growth Institutional
                                                      Portfolio; Worldwide
                                                      Growth Institutional
                                                      Portfolio; International
                                                      Small Cap Growth
                                                      Institutional Portfolio;
                                                      Global Growth & Income
                                                      Portfolio; Emerging
                                                      Countries Institutional
                                                      Portfolio; Large Cap
                                                      Growth Institutional
                                                      Portfolio; Core Growth
                                                      Institutional Portfolio;
                                                      Value Institutional
                                                      Portfolio; Emerging
                                                      Growth Institutional
                                                      Portfolio; Mini Cap
                                                      Institutional Portfolio;
                                                      Income & Growth
                                                      Institutional Portfolio;
                                                      Balanced Growth
                                                      Institutional Portfolio;
                                                      Short-intermediate
                                                      Institutional Portfolio;
                                                      Fully Discretionary
                                                      Institutional Portfolio;
                                                      Strategic Income
                                                      Institutional Portfolio;
                                                      High Yield Bond
                                                      Institutional Portfolio

Item  3. Condensed Financial Information. . . . . . . International Core Growth
                                                      Institutional Portfolio;
                                                      Worldwide Growth
                                                      Institutional Portfolio;
                                                      International Small Cap
                                                      Growth Institutional
                                                      Portfolio; Global Growth
                                                      & Income Portfolio;
                                                      Emerging Countries
                                                      Institutional Portfolio;
                                                      Large Cap Growth
                                                      Institutional Portfolio;
                                                      Core Growth Institutional
                                                      Portfolio; Value
                                                      Institutional Portfolio;
                                                      Emerging Growth
                                                      Institutional Portfolio;
                                                      Mini Cap Institutional
                                                      Portfolio; Income &
                                                      Growth Institutional
                                                      Portfolio; Balanced
                                                      Growth Institutional
                                                      Portfolio;
                                                      Short-intermediate
                                                      Institutional Portfolio;
                                                      Fully Discretionary
                                                      Institutional Portfolio;
                                                      Strategic Income
                                                      Institutional Portfolio;
                                                      High Yield Bond
                                                      Institutional Portfolio

Item  4. General Description of Registrant. . . . . . Overview; International
                                                      Core Growth Institutional
                                                      Portfolio; Worldwide
                                                      Growth Institutional
                                                      Portfolio; International
                                                      Small Cap Growth
                                                      Institutional Portfolio;
                                                      Global Growth & Income
                                                      Portfolio; Emerging
                                                      Countries Institutional
                                                      Portfolio; Large Cap
                                                      Growth Institutional
                                                      Portfolio; Core Growth
                                                      Institutional Portfolio;
                                                      Value Institutional
                                                      Portfolio; Emerging
                                                      Growth Institutional
                                                      Portfolio; Mini Cap
                                                      Institutional Portfolio;
                                                      Income & Growth
                                                      Institutional Portfolio;
                                                      Balanced Growth
                                                      Institutional

                                                      Portfolio;
                                                      Short-intermediate
                                                      Institutional Portfolio;
                                                      Fully Discretionary
                                                      Institutional Portfolio;
                                                      Strategic Income
                                                      Institutional Portfolio;
                                                      High Yield Bond
                                                      Institutional Portfolio;
                                                      Master/feeder Structure;
                                                      Risk Factors and Special
                                                      Considerations


Item  5. Management of Fund . . . . . . . . . . . . . Master/Feeder Structure;
                                                      Portfolio Teams

Item  6. Capital Stock and Other Securities . . . . . Your Account;
                                                      Distribution of Shares

Item  7. Purchase of Securities Being Offered . . . . Your Account;
                                                      Distribution of Shares

Item  8. Redemption of Repurchase . . . . . . . . . . Your Account

Item  9. Pending Legal Proceedings. . . . . . . . . . Not Applicable

PART B

Item 10. Cover Page . . . . . . . . . . . . . . . . . Cover Page

Item 11. Table of Contents. . . . . . . . . . . . . . Table of Contents

Item 12. General Information and History. . . . . . . General Information

Item 13. Investment Objectives and Policies . . . . . Investment Objectives,
                                                      Policies and Risks;
                                                      Investment Restrictions

Item 14. Management of the Fund . . . . . . . . . . . Trustees and Officers;
                                                      Administrators;
                                                      Distributor

Item 15. Control Persons and Principal Holders
        of Securities. . . . . . . . . . . . . . . . .Principal Holders of
                                                      Securities

Item 16. Investment Advisory and Other Services . . . Administrators;
                                                      Investment Adviser;
                                                      Distributor; Custodian,
                                                      Transfer and Dividend
                                                      Disbursing Agent,
                                                      Independent Auditors and
                                                      Legal Counsel

Item 17. Brokerage Allocation and Other Practices . . Portfolio Transactions
                                                      and Brokerage

Item 18. Capital Stock and Other Securities . . . . . Miscellaneous

Item 19. Purchase, Redemption and Pricing of
        Securities Being Offered . . . . . . . . . . .Purchase and Redemption
                                                      of Portfolio Shares;
                                                      Shareholder Services

Item 20. Tax Status . . . . . . . . . . . . . . . . . Dividends, Distributions
                                                      and Taxes

Item 21. Underwriters . . . . . . . . . . . . . . . . Distributor

Item 22. Calculation of Performance Data. . . . . . . Performance Information

Item 23. Financial Statements . . . . . . . . . . . . Financial Statements

PART C
        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                      Nicholas | Applegate-Registered Trademark-
                                     MUTUAL FUNDS

--------------------------------------------------------------------------------


PROSPECTUS

This prospectus contains vital information about these Portfolios. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Portfolios:

-  are not bank deposits
-  are not federally insured
-  are not endorsed by any bank or government agency
-  are not guaranteed to achieve their investment objectives

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                           GLOBAL INSTITUTIONAL PORTFOLIOS
                              INTERNATIONAL CORE GROWTH
                                   WORLDWIDE GROWTH
                            INTERNATIONAL SMALL CAP GROWTH
                                GLOBAL GROWTH & INCOME
                                  EMERGING COUNTRIES

                                     July 22, 1997

[Left side: "Philosophy" section]


                                  TABLE OF CONTENTS

                                OVERVIEW

                                  GLOBAL PORTFOLIOS
                                    International Core Growth
                                    Worldwide Growth
                                    International Small Cap
                                    Global Growth and Income
                                    Emerging Countries

                            SIMPLIFIED ACCOUNT INFORMATION
                                  Opening an Account
                                  Buying Shares
                                  Selling or Redeeming Shares
                                  Signature Guarantees
                                  Exchanging Shares

                                  YOUR ACCOUNT
                                    Trasaction Policies
                                    Features and Account Policies


                             ORGANIZATION AND MANAGEMENT
                                  Master/Feeder Structure
                                  Investment Adviser Compensation
                                  Administrator Compensation
                                  Distributor
                                  Principal Shareholder
                                  Portfolio Trades
                                  Investment Objectives
                                  Diversification
                                  Portfolio Teams


                             RISK FACTORS AND SPECIAL CONSIDERATIONS

OVERVIEW
--------------------------------------------------------------------------------

FUND INFORMATION
Concise Portfolio descriptions begin on the next page. Each description provides the following information:

INVESTMENT OBJECTIVE  The Fund's particular investment goal.




INVESTMENT STRATEGY The strategy the Fund intends to use in pursuing the investment objective.


- PRINCIPAL INVESTMENTS The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.

- PORTFOLIO MANAGEMENT.  The individuals who manage the  Fund.

- RISK FACTORS The major risk factors associated with the Fund. Other risk factors are also described in "risk Factors and Special Considerations."

- INVESTOR EXPENSES. The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

- FINANCIAL HIGHLIGHTS. A table showing the financial performance for the Portfolio since inception.

GOAL OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS


The Portfolios of Nicholas-Applegate Mutual Funds (the "Trust") are designed to provide investors with a well-rounded investment program. Each Portfolio invests in a corresponding fund (the "Fund") of Nicholas-Applegate Investment Trust (the "Master Trust"). Each respective Fund in turn invests in and holds investment securities. This structure is called a "master/feeder" structure.


Each Fund employs its own strategy and has its own risk/reward profile. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE GLOBAL PORTFOLIOS
-   those who are investing for retirement or other long-term goals
- those who are willing to accept higher short-term risks associated with investing in foreign companies along with higher potential long-term results
-   those who want professional portfolio management
- those who are seeking funds for the international growth portion of an asset allocation portfolio

WHO MAY NOT WANT TO INVEST IN THE GLOBAL PORTFOLIOS
-   those who are investing with a shorter frame
- those who are uncomfortable with an investment that will go up and down in value
- those who are unable to accept the special risks associated with foreign investing

*******************************************************************************

THE INVESTMENT ADVISER
Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to the Funds. Arthur E. Nicholas and 14 other partners with a staff of approximately 350 employees currently manage approximately $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

INTERNATIONAL CORE GROWTH INSTITUTIONAL

--------------------------------------------------------------------------------

[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in 52 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.


[bullet point icon]
PRINCIPAL INVESTMENTS: The Fund invests in the larger capitalized companies in each country. Generally, this means issuers in each country whose market capitalizations are in the top 75% of publicly traded companies as measured by capitalization in that country. Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.


Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder primarily in investment grade debt securities of foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.


[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 21.


[bullet point icon]
RISK FACTORS. The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the
Fund invests. For   further explanation, see "Risk Factors and Special
Considerations" starting on page 22.


[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are the expenses for the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.


------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of
offering price)                                                           None
------------------------------------------------------------------------------
Sales charge on reinvested dividends                                      None
------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price         None
or redemption proceeds, whichever is lower)
------------------------------------------------------------------------------
Redemption fee                                                            None
------------------------------------------------------------------------------
Exchange fee                                                              None
------------------------------------------------------------------------------

------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
------------------------------------------------------------------------------
Management fees                                                          1.00%
------------------------------------------------------------------------------
12b-1 expenses                                                            None
------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                               0.40%
------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                     1.40%
------------------------------------------------------------------------------



1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 3.14% and other
    expenses would have been 2.14%  absent the   deferral.  See "Investment
    Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------
1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------
 $14        $44       $77       $168
--------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------

The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997. Ernst & Young L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.


                                                   -----------
                                                    12/27/96
                                                       TO
                                                     3/31/97
                                                   -----------
------------------------------------------------------------------------------
PER SHARE DATA:
------------------------------------------------------------------------------
Net asset value, beginning of                        $12.50
period / Income from
investment operations:
Net investment income                                 ----
(deficit)
Net realized and unrealized                            1.63
gains (losses) on securities
and foreign currency
------------------------------------------------------------------------------
Total from investment                                 1.63
operations
Less distributions:
Dividends from net                                    ----
investment income
Distributions from capital                            ----
gains
------------------------------------------------------------------------------
Net asset value, end of period                       $14.13
------------------------------------------------------------------------------
TOTAL RETURN:                                        13.04%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of                            $4.593
period
------------------------------------------------------------------------------
Ratio of expenses to average                         1.40%+
net assets, after expense
reimbursement++
------------------------------------------------------------------------------
Ratio of expenses to average                         3.14%*
net assets, before expense
reimbursement+
------------------------------------------------------------------------------
Ratio of net investment                              0.43%*
income (deficit) to average
net assets, after expense
reimbursement+
------------------------------------------------------------------------------
Ratio of net investment                            (0.41%)*
income (deficit) to average
net assets, before expense
reimbursement+
------------------------------------------------------------------------------
Portfolio turnover**                                 75.53%
------------------------------------------------------------------------------
Average commission rate                             $0.0106
paid**
------------------------------------------------------------------------------


*   Annualized
**  For the corresponding Fund of the Master Trust
+  Includes expenses allocated from Master Trust Fund

WORLDWIDE GROWTH INSTITUTIONAL
--------------------------------------------------------------------------------


[bullet point icon]
INVESTMENT OBJECTIVE: Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 countries in 52 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.


million.  It may also seek out opportunities in emerging countries.


[bullet point icon]
PRINCIPAL INVESTMENTS:
Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund may invest up to 50% of its total assets in U.S. issuers.


Under normal conditions the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder in investment grade debt securities of foreign companies and foreign governments and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to
portfolio management to maximize its overall effectiveness.   For a complete
list of the portfolio team, see "Portfolio Teams" on page 21.


[bullet point icon]
RISK FACTORS: The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. The securities of small, less well-known companies may be more volatile than those of larger companies. As with any international fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. The risks are magnified in countries with emerging markets, since these countries may have unstable governments and less
established markets.   For a further explanation, see "Risk Factors and Special
Considerations" starting on page ____.

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are expenses of the Portfolio for its past year. Actual expenses may be more or less than those shown.


--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering              None
price)
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                                        None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price           None
or redemption proceeds, whichever is lower)
--------------------------------------------------------------------------------
Redemption fee                                                              None
--------------------------------------------------------------------------------
Exchange fee                                                                None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                            1.00%
--------------------------------------------------------------------------------
12b-1 expenses                                                              None
--------------------------------------------------------------------------------
Other expenses                                                             0.35%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)1                         1.35%
--------------------------------------------------------------------------------


1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the
    Portfolios. Total operating expenses  would have been 3.05%    % and other
    expenses would have been 2.05% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------
1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------
  $14       $43       $74       $162
--------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report.


                          ------------------------------------------------------
                          10/1/93 TO     4/1/94 TO     4/1/95 TO     4/1/96 TO
                           3/31/94        3/31/95       3/31/96       3/31/97
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net asset value,           $12.50         $13.15        $13.06        $15.42
beginning of period
Income from
investment
operations:
Net investment income        --            (0.01)         0.06         (0.12)
(deficit)
Net realized and
unrealized gains
(losses) on                                                             2.08
securities and               0.65          (0.04)         2.58
foreign currency
--------------------------------------------------------------------------------
Total from investment
operations
Less distributions:          0.65         (0.05)         2.64          1.96
Dividends from net                                                      ---
investment income            --           (0.04)        (0.28)
Distributions from                                                    (3.17)
capital gains                --              --            --
--------------------------------------------------------------------------------
Net asset value, end
of period                  $13.15         $13.06        $15.42        $14.21
--------------------------------------------------------------------------------
TOTAL RETURN                5.20%         (0.34%)       20.37%        13.18%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net Assets ($000),
end of period              $2,982         $4,087        $3,613        $2,656
--------------------------------------------------------------------------------
Ratio of expenses to
average net assets,
after expense
reimbursement+             1.34%*          1.35%         1.35%         1.35%
--------------------------------------------------------------------------------
Ratio of expenses to
average net assets,
before expense
reimbursement+             3.58%*          2.50%         2.60%         3.05%
--------------------------------------------------------------------------------
Ratio of net
investment income
(deficit) to average
net assets, after
expense                    0.05%*          0.05%         0.20%        (0.43%)
reimbursement+
--------------------------------------------------------------------------------
Ratio of net
investment income
(deficit) to average
net assets, before
expense                  (2.19%)*         (1.10%)       (0.99%)       (2.06%)
reimbursement+
--------------------------------------------------------------------------------
Portfolio turnover**       95.09%         98.54%       132.20%       181.81%
--------------------------------------------------------------------------------
Average commission
rate paid**                 N/A            N/A         $0.0187       $0.0078
--------------------------------------------------------------------------------


*   Annualized
**  For the corresponding Fund of the Master Trust
+  Includes expenses allocated form Master Trust Fund

INTERNATIONAL SMALL CAP GROWTH INSTITUTIONAL
--------------------------------------------------------------------------------
(FORMERLY INTERNATIONAL GROWTH INSTITUTIONAL PORTFOLIO)


[bullet point icon]
INVESTMENT OBJECTIVE: Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries, and systematic disciplines to uncover signs of "change at the margin"
- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in 52 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.


The Fund emphasizes companies in the bottom 75% of publicly traded companies as measured by market capitalizations in each country' ("small cap securities") . The Fund may have less U.S. exposure (up to 35% of its assets in U.S. issuers) than the Worldwide Growth Fund.


[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests 65% of its total assets in small cap securities of issuers located in at least three different countries outside the U.S. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder primarily in investment grade debt securities of foreign companies and foreign governments and their agencies and instrument lities. The Fund may also use options and futures contracts as hedging techniques.


[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 21.


[bullet point icon]
RISK FACTORS: The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in countries where the Fund invests. In addition to the risks posed by foreign investing, the securities of smaller, less well-known companies may be more volatile than larger companies and may trade less frequently. The information regarding these smaller companies may also be less available, incomplete or inaccurate. Accordingly, the securities of the companies in which the Fund invests may be more volatile and speculative than those of larger companies. The risks are magnified in countries with emerging markets since these countries may have unstable governments and less established markets. For a further explanation see "Risk Factors and Special Considerations" starting on page 22.

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are the expenses of the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.


--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering              None
price)
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                                        None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price           None
or redemption proceeds, whichever is lower)
--------------------------------------------------------------------------------
Redemption fee                                                              None
--------------------------------------------------------------------------------
Exchange fee                                                                None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                            1.00%
--------------------------------------------------------------------------------
12b-1 expenses                                                              None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                                 0.40%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                       1.40%
--------------------------------------------------------------------------------


1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 1.68% absent and
    other expenses would have been .68% the   deferral.  See "Investment
    Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------
1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------
  $14       $44       $77       $168
--------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.
--------------------------------------------------------------------------------


[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1997 Please read in conjunction with the Trust's 1997 Annual Report



                                ------------------------------------------------
                                1/3/94 TO   4/1/94 TO    4/1/95 TO     4/1/96 TO
                                 3/31/94     3/31/95      3/31/96       3/31/97
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net asset value, beginning          $12      $13.47        $13.09       $15.05
of period / Income from
investment  operations:
Net investment income
(deficit)                          0.01        0.02          0.06          ---
Net realized and unrealized
gains (losses) on securities       0.96       (0.22)         2.02         2.28
and foreign currency
--------------------------------------------------------------------------------
Total from investment
operations
Less distributions:                0.97       (0.20)         2.08         2.28
Dividends from net
investment income                   --        (0.06)        (0.12)       (0.08)
Distributions from capital
gains                               --        (0.12)           --        (0.23)
--------------------------------------------------------------------------------
Net asset value, end of          $13.47      $13.09        $15.05       $17.02
period
--------------------------------------------------------------------------------
TOTAL RETURN:                     7.60%      (1.54%)       15.99%       15.25%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of        $3,668     $16,924       $20,245      $48,505
period
--------------------------------------------------------------------------------
Ratio of expenses to average
net assets, after expense
reimbursement+                   1.40%*       1.40%         1.40%        1.40%
--------------------------------------------------------------------------------
Ratio of expenses to average
net assets, before expense
reimbursement++                  2.35%*       1.92%         2.44%        1.68%
--------------------------------------------------------------------------------
Ratio of net investment
deficit to average net
assets, after expense            0.36%*       0.19%         0.34%       (0.38%)
reimbursement+
--------------------------------------------------------------------------------
Ratio of net investment
deficit to average net                                                 (10.63%)
assets, before expense          (0.59%)*     (0.33%)       (0.07%)
reimbursement++
--------------------------------------------------------------------------------
Portfolio turnover**             23.71%      74.85%       141.02%       206.07%
--------------------------------------------------------------------------------
Average commission rate           N/A        $0.128        $0.128       $0.0098
paid**
--------------------------------------------------------------------------------


*   Annualized
**  For the corresponding Fund of the Master Trust
+   Includes expenses allocated form Master Trust Fund

GLOBAL GROWTH & INCOME INSTITUTIONAL
--------------------------------------------------------------------------------



[bullet point icon]
INVESTMENT OBJECTIVE: MAXIMUM TOTAL RETURN, CONSISTING OF long-term capital appreciation and current income.


[bullet point icon]
INVESTMENT STRATEGY: The Fund's Investment Adviser actively manages a blended portfolio of equity and fixed income securities. For the equity portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It
gathers financial data on 20,000 companies in 52 countries, and searches   for
successful growing companies managing change advantageously and poised to exceed growth expectations. The Investment Adviser actively manages the fixed income portion to take advantage of current interest rates and bond market trends by varying the structure, duration and allocation of fixed income vehicles from all sectors of the market.


[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund invests at least 60% of its total assets in equity securities and warrants. It invests the remainder in debt securities of foreign corporations and foreign governments and their agencies and instrumentalities, a portion of which (less than 35%) may be rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page .

[bullet point icon]
RISK FACTORS: As with any fund that invests in both stocks and bonds, the value of your investment will fluctuate in response to movements in the stock and bond markets. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of the Fund's debt securities will change as interest rates fluctuate: if rates rise, bond price fall; if rates fall, bond prices rise. Lower rated securities, while usually offering higher yields, generally have more risk and volatility than high rated securities because of reduced creditworthiness and greater chance of default. Accordingly, the lower rated bonds in which the Fund invests may be considered speculative and subject to greater volatility and risk of loss than higher and highest rated bonds. As with any international fund, the Fund's performance also depends upon changing foreign currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in emerging countries, the risks are magnified since these countries may have unstable governments and less established markets. For a further explanation, see "Risk Factors and Special Considerations" starting on page ___.


[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are estimated expenses for the Portfolio and its corresponding Fund for the current fiscal year.

Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering              None
price)
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                                        None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price           None
or redemption proceeds, whichever is lower)
--------------------------------------------------------------------------------
Redemption fee                                                              None
--------------------------------------------------------------------------------
Exchange fee                                                                None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                              .85
--------------------------------------------------------------------------------
12b-1 expenses                                                              None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                                   .50
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                        1.35
--------------------------------------------------------------------------------



1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses and other expenses are expected to be 2.00% and 1.15% respectively absent the waiver and deferral. See "Investment Adviser Compensation".


EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


---------------------------------------
 1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------
   $14       $43       $74       $162
---------------------------------------


THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1996 and 1997, and by another independent accounting firm with respect to the commencement of operations through March 31, 1995. Both firms are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's
1997   Annual Report.

  (This table below was deleted in the final document)

                                                                       -------
                                                                       4/1/96
                                                                         TO
                                                                       3/31/97
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net asset value, beginning of period / Income from
investment  operations:
Net investment income (deficit)
Net realized and unrealized gains (losses) on securities
and foreign currency
--------------------------------------------------------------------------------
Total from investment operations
Less distributions:
Dividends from net investment income

--------------------------------------------------------------------------------
Distributions from capital gains
--------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------
TOTAL RETURN+:
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA: Net Assets ($000), end of
period
--------------------------------------------------------------------------------
Ratio of expenses to average net assets, after expense
reimbursement++
--------------------------------------------------------------------------------
Ratio of expenses to average net assets, before expense
reimbursement++
--------------------------------------------------------------------------------
Ratio of net investment deficit to average net assets,
after expense reimbursement++
--------------------------------------------------------------------------------
Ratio of net investment deficit to average net assets,
before expense reimbursement++
--------------------------------------------------------------------------------
Portfolio Turnover**
--------------------------------------------------------------------------------
Average commission rate paid**
--------------------------------------------------------------------------------


*   Annualized
**  For the corresponding Fund of the Master Trust
+   Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated form Master Trust Fund

EMERGING COUNTRIES INSTITUTIONAL
--------------------------------------------------------------------------------

[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Fund invests primarily in equity securities of issuers located in countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of the Investment Adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by foreign investors. The Investment Adviser seeks issuers in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 20 emerging markets.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries. These countries include but are not limited to: Argentina, Brazil, Chile, China, Columbia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Malaysia, South Africa, South Korea, Taiwan, Thailand, Italy, and Venezuela.

Under normal market conditions, the Fund invests at least 75% of its total assets in corporate stock (common and preferred), warrants and convertible securities. It invests the remainder primarily in investment grade bonds of foreign companies and foreign governments and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 21 .


[bullet point icon]
RISK FACTORS: The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any fund investing in foreign securities, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Emerging countries markets may present greater opportunity for gain, but also involve greater risk than more developed markets. These countries tend to have less stable governments and less established markets. The markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. For a further explanation, see "Risk Factors and Special Considerations" starting on page 22.

-------------------------------------------------------------------------------
[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show expenses for the Portfolio and its corresponding Fund for the past year.

                           Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering              None
price)
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                                        None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price           None
or redemption proceeds, whichever is lower)
--------------------------------------------------------------------------------
Redemption fee                                                              None
--------------------------------------------------------------------------------
Exchange fee                                                                None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                            1.25%
--------------------------------------------------------------------------------
12b-1 expenses                                                              None
--------------------------------------------------------------------------------
Other expenses                                                             0.40%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                       1.65%
--------------------------------------------------------------------------------


1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 1.87% and other expenses would have been .62% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

---------------------------------------
1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------
  $17       $52       $90       $195
---------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1996 and 1997, and by another independent accounting firm with respect to the commencement of operations through March 31, 1995. Both firms are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.


                                    ----------------------------------------
                                    11/28/94 TO    4/1/95 TO       4/1/96 TO
                                       3/31/95       3/31/96         3/31/97
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net asset value, beginning of          $12.50        $10.91          $14.02
period / Income from investment
operations:
Net investment income (deficit)          0.08           --            (0.06)
Net realized and unrealized gains
(losses) on securities and
foreign currency                        (1.66)         3.16            3.62
--------------------------------------------------------------------------------
Total from investment                   (1.58)         3.16            3.56
operations
Less distributions:
Dividends from net investment
income                                  (0.01)        (0.05)             --
Distributions from capital gains           --            --           (0.13)
--------------------------------------------------------------------------------
Net asset value, end of period         $10.91        $14.02          $17.45
--------------------------------------------------------------------------------
TOTAL RETURN:                          (12.64%)       29.06%          25.48%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA: Net
Assets ($000), end of period           $2,021        $6,878         $56,918
--------------------------------------------------------------------------------
Ratio of expenses to average net
assets, after expense
reimbursement+                           1.65%*        1.65%           1.65%
--------------------------------------------------------------------------------
Ratio of expenses to average net
assets, before expense
reimbursement+                           2.14%*        3.59%           1.87%
--------------------------------------------------------------------------------
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement+             1.73%*        0.29%          (0.52%)
--------------------------------------------------------------------------------
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement+            1.24%*       (1.41%)         (0.76%)
--------------------------------------------------------------------------------
Portfolio turnover**                    60.79%       118.21%         176.20%
--------------------------------------------------------------------------------
Average commission rate paid**            N/A       $0.0022         $0.0021
--------------------------------------------------------------------------------


*     Annualized
**    For the corresponding Fund of the Master Trust
+     Includes expenses allocated form Master Trust Fund

     (NOTE: In final document, "Simplified Account Information" section comes before "Your Account".


YOUR ACCOUNT
TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment to $10,000. The Distributor may waive these minimums from time to time.

VALUATION OF SHARES The net asset value per share (NAV) for the Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing a Portfolio's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS Each Portfolio is open on those days when the New York Stock Exchange is open, usually Monday - Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the Transfer Agent.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing or by facsimile. Each Portfolio reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the Transfer Agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.


In unusual circumstances, any Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Portfolio may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the Transfer Agent. Certificated shares can only be sold by returning the certificates to the Transfer Agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

SHAREHOLDER INQUIRIES Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company,
Attention: Nicholas-Applegate Mutual Funds,
P.O. Box 8326,
Boston, MA  02266-8326.

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S. 1-617-774-5000 (collect).

The services referred to   may be terminated or modified at any time upon 60
days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the Transfer Agent at the address and telephone number provided above.


FEATURES AND ACCOUNT POLICIES

RETIREMENT PLANS You may invest in each Portfolio through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:
-   After every transaction that affects your account balance.
-   After any changes of name or address of the registered owner(s).
-   In all other circumstances, every quarter.

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The Portfolios generally distribute most or all of their net earnings in the form of dividends. Each Portfolio pays dividends and capital gains annually, except for the Global Growth & Income Fund which pays dividends quarterly and capital gains annually.

DIVIDEND REINVESTMENTS If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you.

TAXABILITY OF DIVIDENDS As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a Portfolio whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $10,000, you may be asked to purchase more shares within 60 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS You may make automatic withdrawals from a Portfolio of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Portfolio. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN You may make regular monthly or quarterly investments in each Portfolio through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gains distributions paid by one Portfolio into shares of another Portfolio, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

SIMPLIFIED ACCOUNT  INFORMATION


                    ------------------------------------------------------------
                                        OPENING AN ACCOUNT
--------------------------------------------------------------------------------
This is the minimum                          $250,000
initial investment
--------------------------------------------------------------------------------
Use this type of                        New Account Form
    application                          (Non-Retirement)
--------------------------------------------------------------------------------
      Before          Each Portfolio offers a variety of features, which are
  completing the   described in the "Your Account" section of this prospectus.
    application     Please read this section before completing the application.
--------------------------------------------------------------------------------
  Completing the          If you need assistance, contact your financial
    application                 representative, or call the Trust.
--------------------------------------------------------------------------------
    If you are                Mail application and check, payable to:
sending money by                  NICHOLAS-APPLEGATE MUTUAL FUNDS,
       CHECK          PO BOX 8326, BOSTON, MA 02266 8326.  The Trust will not
                                     accept third-party checks.
--------------------------------------------------------------------------------
    If you are       Please read the bank wire or ACH section under the "Buying
sending money by                       Shares" section below.
BANK WIRE or ACH     You will need to obtain an account number with the Trust by sending a completed application to:
                            NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326,
                                       BOSTON, MA 02266 8326.
                     To receive your account number, call either your financial representative or the Trust at (800)551-8043.
--------------------------------------------------------------------------------



                    ------------------------------------------------------------
                                           BUYING SHARES
--------------------------------------------------------------------------------
This is the minimum                           $10,000
additional investment

--------------------------------------------------------------------------------
   The price you          The Trust is open on days that the New York
    will receive                    Stock Exchange is open.
                     All transactions received in good order before the market
                                closes receives that day's price.
--------------------------------------------------------------------------------
    If you are      Instruct your bank to wire the amount you wish to invest to:
sending money by          STATE STREET BANK & TRUST CO. - ABA #011000028
     BANK WIRE                            DDA #9904-645-0
                                STATE STREET BOS, ATTN: MUTUAL FUNDS
                         CREDIT: NICHOLAS-APPLEGATE [PORTFOLIO NAME], [YOUR
                                   NAME],[ACCOUNT NAME OR NUMBER]
--------------------------------------------------------------------------------
    If you are      Call your  bank to ensure (1) that your bank supports ACH,
sending money by     and (2) this feature is active on your bank account.  To
        ACH            establish this option, either complete the appropriate
                     sections when opening an account, or contact your financial representative or the Trust at (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at (800)551-8043.
--------------------------------------------------------------------------------


                    ------------------------------------------------------------
                                         EXCHANGING SHARES
--------------------------------------------------------------------------------
This is the minimum                           $250,000
exchange amount to
open a new account
--------------------------------------------------------------------------------
The price you            The Trust is open on days that the New York Stock
will receive                             Exchange is open.
                     All transactions received in good order before the market
                                 closes receives that day's price.
--------------------------------------------------------------------------------
    Things you       The exchange must be to a qualified Portfolio in the same
      should            series as an account with the same registration.
       know           If opening an account as part of an exchange, you must
                                  obtain and read the prospectus.
                       If you intend to keep money in the Portfolio you are
                   exchanging from, make sure that you leave an amount equal or greater that the Portfolio's minimum account size (see the
                                  "Opening an Account" section).
                    To protect other investors, the Trust may limit the number of exchanges you can make.
--------------------------------------------------------------------------------
  How to request     Either contact your financial representative, or call the
  an exchange by                     Trust at (800) 551-8043.
       PHONE       The Trust will accept a request by phone if this feature was previously established on your account.
                      See the "Your Account" section for further information.
--------------------------------------------------------------------------------
  How to request    Please put your exchange request in writing, including: the
   an exchange                        name on the account, the
    by MAIL             name of the Portfolio and the account number you are
                     exchanging from, the shares or dollar amount you wish to
                    exchange, and the portfolio you wish to exchange to.  Mail this request to: PO BOX 8326,
                                       BOSTON, MA 02266 8326.
--------------------------------------------------------------------------------

                                    SELLING OR REDEEMING SHARES
--------------------------------------------------------------------------------
                             IN WRITING                      BY PHONE
--------------------------------------------------------------------------------
                    Certain requests may require   Selling shares by phone is a
                    a SIGNATURE GUARANTEE.  See    service option which must be
    Things you         that section below for      established on your account
    should know    further information.  You may   prior to making a request.
                    sell up to the full account       See the "Your Account"
                               value.                section, or contact your
                                                   financial representative or
                                                   the Trust at (800) 551-8043
                                                     for further information.
                                                   The maximum amount which may
                                                      be requested by phone,
                                                   regardless of account size,
                                                          is $50,000.
                                                  Amount greater than that must
                                                   be requested in writing.   I
                                                     you wish to receive your
                                                     monies by bank wire, the
                                                   minimum request is $5,000.
--------------------------------------------------------------------------------
                    If you purchased shares through a financial representative, a plan administrator/sponsor,
                     you should call them regarding the most efficient way to
                                          sell shares.
                      If you bought shares recently by check, they may not be
                                  available to be sold for up to
                            15 calendar days from the date of purchase.
                    Sales by a corporation, trust or fiduciary may have special requirements.
                    Please call your financial representative or the Trust for further information.
--------------------------------------------------------------------------------
  The price you     The Trust is open on days that the New York Stock Exchange
   will receive                             is open.
                     All transactions received in good order before the market
                                 closes receive that day's price.
--------------------------------------------------------------------------------
  If you want to     Please put your request in   Either contact your financial
   receive your     writing, including: the name    representative or call the
  monies by BANK       of the account owners,        Trust at (800) 551-8043.
       WIRE         account number and Portfolio   The proceeds will be sent to
                    you are redeeming from, the       the existing bank wire
                     share or dollar amount you       address listed on the
                    wish to sell, signed by all              account.
                     account owners.  Mail this
                            request to:
                     NICHOLAS-APPLEGATE MUTUAL
                              FUNDS,
                   PO BOX 8326, BOSTON, MA 02266
                              8326.
                   The check will be sent to the
                     existing bank wire address
                       listed on the account.
--------------------------------------------------------------------------------
  If you want to      Please call the Trust at    Either contact your financial
   receive your           (800) 551-8043.           representative or call the
   monies by ACH                                     Trust at (800) 551-8043.
                                                   The proceeds will be sent to
                                                  the existing ACH instructions
                                                     on the account and will
                                                  generally be received at your
                                                   bank two business days after
                                                    your request is received.
--------------------------------------------------------------------------------

                    ------------------------------------------------------------
                                       SIGNATURE GUARANTEES
--------------------------------------------------------------------------------
   A definition    A signature guarantee is required of a financial institution to verify the authenticity of an individual's signature.  It can usually be obtained from a broker, commercial or savings bank or credit union.
--------------------------------------------------------------------------------
 When do you need      A signature guarantee is needed when making a written
        one                     request for the following reasons:
                        1. When selling more than $50,000 work of shares;
                      2. When you want a check or bank wire sent to a name or
                        address that is not currently listed on the account;
                        3.  To sell shares from an account controlled by a
                         corporation, partnership, trust or fiduciary; or
                     4.  If your address was changed within the last 60 days.
--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

The Portfolios are series of shares of Nicholas-Applegate Mutual Funds (the "Trust"). Unlike other mutual funds that acquire their securities directly, the Portfolios invest their assets in the Funds, which are series of Nicholas-Applegate Investment Trust (the "Master Trust"). This two-tier structure is known as a "master/ feeder" structure. One to five Portfolios, or feeder funds, each designated A, B, C, I or Q invest in each Fund. (For example a Portfolio seeking capital appreciation by investing in securities of issuers located in countries with emerging securities markets invests in the Emerging Countries Fund.) The major variations among the Portfolios that invest in the same Fund are sales charges, expenses, and investment minimums. The Board of Trustees believes that the aggregate per share expenses of each Portfolio are no greater than the expenses that the Portfolio would incur if it retained the services of an investment adviser and invested assets directly into the types of securities held by the Fund. You can obtain more information about the A, B, C and I Portfolios from your Investment Representative, or from Nicholas-Applegate Securities at telephone
(800) 551-8643.

A Board of Trustees supervises the overall activities of the Master Trust. The Board selects an investment adviser, an administrator, and a custodian for the Fund. The Board has the right to terminate these relationships and retain a different company if it believes it is in the best interests of the Master Trust.

A separate Board of Trustees supervise the overall activities of the Trust . It selects the Funds in which to invest, a distributor to market its shares to investors, a transfer agent, administrators, and others to provide services. Individual investors purchase shares of the Portfolios through financial intermediaries or directly from the Trust.

Each Portfolio may withdraw its investment from the corresponding Fund at any time if the Board determines that it is in the best interests of the shareholders and only with approval of the Portfolio's shareholders. In that event, the Board of Trustees would consider alternative arrangements such as investing a Portfolio's assets in another investment company with the same investment objectives as the Portfolio or hiring an investment manager to invest the assets in accordance with the Portfolio's investment policies.

A Portfolio may also be liquidated at any time.    The net proceeds of any
liquidation will be distribute to all shareholders in proportion to their respective holdings.

Whenever a Portfolio is requested to vote, as shareholder, on a matter pertaining to the corresponding Fund, the Portfolio will hold a meeting of its shareholders so that shareholders can provide instructions. The Portfolio will in turn vote in the same proportion as directed by the
shareholders.   Approval of changes in a Fund's investment objective,
policies, and limitations by a majority of the Portfolios may require a non-assenting Portfolio to withdraw its investment in the Fund.

                               MASTER FEEDER STRUCTURE

                            ----------------------------

                                     SHAREHOLDERS

                            -----------------------------
                                          |
                                          |
                                          |  BUY SHARES IN
                                          |
                                         \/
                            -----------------------------

                                      PORTFOLIOS
                                          OF
                              NICHOLAS-APPLEGATE MUTUAL
                                         FUNDS

                            -----------------------------
                                          |
                                          |
                                          |  INVEST IN
                                          |
                                         \/
                            -----------------------------

                                     MASTER FUNDS
                                          OF
                            NICHOLAS-APPLEGATE INVESTMENT
                                        TRUST

                            -----------------------------
                                          |
                                          |
                                          |  INVEST IN
                                          |
                                         \/
                            -----------------------------

                                STOCKS, BONDS & OTHER
                                      SECURITIES

                            -----------------------------

ORGANIZATION AND MANAGEMENT
INVESTMENT ADVISER COMPENSATION. Each Master Fund pays the Investment Adviser a fee pursuant to an investment advisory agreement. The Emerging Countries Fund pays a monthly fee at the annual rate of 1.25% of the Fund's net assets. The Worldwide Growth, International Core Growth and International Small Cap Growth Funds each pay a monthly fee at the annual rate of 1.00% on the first $500 million of each Fund's net assets, .90% on the next 500 million of each Fund's net assets, and .85% on net assets of each Fund in excess of $1 billion. The Global Growth & Income Fund pays at the annual rate of .85% of the Fund's net assets.


The Investment Adviser has agreed to waive or defer its management fees payable by the Funds, and to absorb other operating expenses of the Funds and the Portfolios, so that the expenses for each Portfolio will not exceed the following expense ratios on an annual basis through March 31, 1998; Worldwide Growth and Global Growth and Income Portfolios-- 1.35%; International Core Growth and International Small Cap Growth Portfolios - 1.40%; Emerging Countries Portfolio - 1.65%. Each Portfolio will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Portfolio are less than the percentage limitation set forth above for any such year.


ADMINISTRATOR COMPENSATION. The Funds and the Portfolios pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Portfolio pays Nicholas-Applegate Capital Management an annual fee of .10% of net assets. Each Portfolio pays Investment Company Administration Corporation (ICAC) an annual fee of $5,000
- $35,000. In addition, each Fund pays ICAC a fee at an annual rate equal to 0.15% of average net assets of each Fund.

DISTRIBUTOR:
Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California  92101
(800) 551-8045


PORTFOLIO TRADES. The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that sell shares of the Portfolio or that provide research services to the Master Fund, but only when the Investment Adviser believes no other firm offers a better combination of quality execution
(i.e., timeliness and completeness) and favorable price.    The Investment
Adviser expects high annual portfolio turnover up to 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.

INVESTMENT OBJECTIVE. Each Fund's and each Portfolio's investment objective is fundamental and may only be changed with shareholder approval.

DIVERSIFICATION.  All the Funds are diversified.

PORTFOLIO TEAMS
--------------------------------------------------------------------------------

Equity Management - International/Global

NAME

Catherine Somhegyi, Partner
Chief Investment Officer - Global Equity
Management
Joined firm in 1987; prior investment
experience with Professional Asset Securities, Inc.
and Pacific Century Advisers
M.B.A. and B.S. - University of Southern California

Larry Speidell, Partner, CFA
Director of Global/Systematic Portfolio
Management and Research
Joined firm in 1994; 23 years prior investment experience with Batterymarch Financial Management and Putnam Management Company
M.B.A. - Harvard University; B.E. - Yale University

John J. Kane, Partner
Portfolio Manager - U.S. Systematic
Joined firm in 1994; 25 years prior investment/ economics experience with ARCO
Investment Management Company and General Electric Company
M.A. and B.A. - Columbia University; M.B.A. -
University of California, Los Angeles

Ernesto Ramos, Ph.D.
Portfolio Manager - International
Joined firm in 1994; 14 years prior investment and quantitative research experience with Batterymarch Financial Management; Bolt
Beranek & Newman Inc.; and Harvard University
Ph.D. - Harvard University; B.S. -
Massachusetts Institute of Technology

Loretta J. Morris
Portfolio Manager - International;
Joined firm in 1990;  10 years prior
investment experience with Collins Associates
Attended California State University,
Long Beach; CFA Level II candidate


Alex Muromcew
Portfolio Manager - International
Joined firm in 1996; 6 years prior investment experience with Jardine Fleming
Securities (Japan); Emerging Markets
Investors Corporation; Teton Partners LP
M.B.A. - Stanford University; B.A. -
Dartmouth College


FUND

Worldwide Growth
International Core Growth
International Small Cap
Emerging Countries
Emerging Growth
Global Growth and Income

Worldwide Growth
Global Growth and Income

Worldwide Growth
International Core Growth
International Small Cap
Emerging Countries

Worldwide Growth
International Core Growth
International Small Cap

Worldwide Growth
International Core Growth
International Small Cap

Worldwide Growth
International Core Growth
International Small Cap

Pedro V. Marcal
Portfolio Manager - Emerging Countries
Joined firm in 1994; 5 years prior investment experience with A. B. Laffer, V. A. Canto
& Associates; and A-Mark Precious Metals
B.A. - University of California, San Diego


Aaron Harris
Portfolio Manager - Emerging Countries
Joined the firm in 1995; 1 year prior
investment experience
at Chemical Bank
B.A. - Princeton University


Eswar Menon
Portfolio Manager - Emerging Countries
Joined firm in 1995; 5 years prior investment experience with Koeneman Capital Management and
Integrated Device Technology
M.B.A., summa cum laude - University of
Chicago; M.S. - University of California,
Santa Barbara; B.S. - Indian Institute of
Technology, Madras.


Worldwide Growth
Emerging Countries

RISK FACTORS AND SPECIAL CONSIDERATIONS
-------------------------------------------------------------------------------

MUTUAL FUND CONSIDERATIONS IN GENERAL

Prospective investors should know that any mutual fund investment is subject to normal market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Portfolios as a long-term investment.

GLOBAL INVESTING CONSIDERATIONS

CURRENCY FLUCTUATIONS
Because the assets of each Fund may be invested in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Funds in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Funds. The value of a foreign security generally tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. The Funds may incur costs in connection with conversions between currencies.


SOCIAL, POLITICAL AND ECONOMIC FACTORS
The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. Such instability may result from, among other things, the following authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relations with neighboring countries; and drug trafficking. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ favorably or unfavorably and significantly from the economy of the United States in such respects as the rate of growth of gross domestic product, rate of inflation, currency depreciation, savings rates, fiscal balances, and balance of payments positions. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds. For example, a foreign country could nationalize an entire industry. In such a case, the Funds may not be fairly compensated for their losses and might lose their entire investment in the country involved.

The economies of certain foreign countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist legislation could have a significant adverse effect on the securities markets of these countries. Some foreign countries (mostly in Africa and Latin America) are large debtors of commercial banks, foreign governments, and supranational organizations. These obligations, as well as future restructurings of debt, may affect the economic performance and political and social stability of these countries.

INFLATION
Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

MARKET CHARACTERISTICS

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of a Fund to buy and sell securities at the desired price and time. In addition, the securities markets of some foreign countries are susceptible to being influenced by large investors trading significant blocks of stocks.

Trading practices in certain foreign countries are also significantly different from those in the United States. Local commercial, corporation and securities laws govern the sale and resale of securities, and certain restrictions may apply. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or it could result in the Fund being unable to sell a security in a falling market.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

THE FUNDS' INVESTMENTS

EQUITY SECURITIES.
Each of the Funds may buy equity securities, including common stocks, convertible securities, and warrants. Equity securities represent an ownership in a company. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

SMALLER ISSUERS.
Each Fund may invest in small to medium sized companies. Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of such smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

CONVERTIBLE SECURITIES.
Each Fund may invest in convertible securities. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

CORPORATE DEBT SECURITIES.
Each Fund may invest in corporate debt securities. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline.

Each Fund (escept Global Growth & Income Fund) will purchase debt obligations only if they are deemed investment grade -- that is, they carry a rating of at least BAA from Moody's or BBB from Standard and Poor's, or comparable rating from another rating agency or, if not rated by an agency, determined by the Investment Adviser to be of comparable quality. Bonds rated BBB or Baa may have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make
interest and principal payments than higher -rated bonds.   The Funds intend
to dispose, in an orderly manner, of any security which is downgraded below investment grade. For a further explanation of these ratings, see the Statement of Additional Information.


LOWER RATED SECURITIES CONSIDERATIONS


The Global Growth and Income Fund may invest in debts that are not in the four highest rating categories but will in no event purchase securities rated below "C" or equivalent. A description of these rating categories is contained in this

Statement of Additional Information.


Lower rated debt securities usually offer higher yields than the higher rated securities because of reduced creditworthiness and increased risk of default. Lower rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are the more highly rated securities, which react primarily to movements in general level of interest rates. In the past, economic downturns or increases in interest rates have caused a higher incidence of default by the issuers of lower rated securities.


In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent that the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the securities generally tend to be more volatile and the market less liquid than to those of investment grade securities. Consequently, the Fund may at times experience difficulty in liquidating their investments at the desired time and price.


In purchasing such securities, the Investment Adviser will rely on its analysis, judgment and experience in evaluating the creditworthiness of the issuer of such securities. The Investment Adviser will consider, among other things, the issuer's financial resources, its operating history, its sensitivity to economic conditions and trends, the quality of issuer's management and regulatory matters.

INVESTMENT COMPANY SECURITIES.
Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company's advisory and operational expenses.

RISK FACTORS AND SPECIAL CONSIDERATIONS

ILLIQUID SECURITIES.
Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered in the under U.S. securities laws, cannot be offered for public sale in the U.S. without first being registered under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it.
Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold.

TEMPORARY INVESTMENTS.
The Funds may from time to time on a temporary basis to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture, invest all of their assets in short-term instruments. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

THE FUNDS' INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS.
Each Fund may enter into repurchase agreements. The purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees of the Master Trust.

SHORT SALES.
The Worldwide Growtrh International Core Growth and International Small Cap
Growth Funds may maintain short  positions in securities.   A "short sale" is
the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS.
Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

BORROWING.
Each Fund may borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes, such as to provide cash for redemption requests without having to sell portfolio securities at an inopportune time. Each Fund may also borrow money through reverse repurchase agreements, uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets.

As a consequence of borrowing, a Fund will incur obligations to pay interest, resulting in an increase in expenses.

SECURITIES LENDING.
Each Fund may lend securities to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities, letters of credit or any combination thereof. The Fund might experience loss if the financial institution defaults on the loan.

FOREIGN CURRENCY TRANSACTIONS
Each Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions. Each Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

OPTIONS
The Funds may deal in options on securities, securities indices and foreign currencies. The Funds may use options to manage stock prices, interest rate and currency risks. A Fund may not purchase or sell options if more than 25%
of its net assets would be hedged.   The Funds may also write covered call
options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

FUTURES AND OPTIONS ON FUTURES
The Funds may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only.

As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS
When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the Portfolio. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market movements. In these events, a Fund could lose money on the futures contracts or option.


It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.

NEW ACCOUNT FORM  (NON-IRA)


GLOBAL INSTITUTIONAL PORTFOLIOS



FOR AN IRA ACCOUNT APPLICATION, CALL 800-551-8043


MAIL TO:
Nicholas|Applegate Mutual Funds
PO Box 8326
Boston, MA 02266-8326

1.  YOUR ACCOUNT REGISTRATION

Please Print. Complete One Section Only. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT

--------------------------------------------------------------------------------
First Name                   Middle Initial                        Last Name

       -       -
------- ------- ------
Social Security Number

--------------------------------------------------------------------------------
Joint Tenant (if any)        Middle Initial                        Last Name


       -       -
------- ------- ------
Social Security Number



/ / GIFT OR TRANSFER TO MINOR (UGMA/UTMA)



--------------------------------------------------------------------------------
Custodian's First Name (only one)                                 Middle Initial

--------------------------------------------------------------------------------
Last Name                Social Security Number




--------------------------------------------------------------------------------
Minor's First Name (only one)       Middle Initial                     Last Name



--------------------------------------------------------------------------------
Minor's State of Residence   Minor's Date of Birth   Minor's Social Security

Number



/ / TRUST, CORPORATION, PARTNERSHIP, OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)




Name of Trust, Corporation or Other Entity
------------------------------------------

Trustee Name(s) or Type of Entity                  Date of Trust Agreement
--------------------------------------------------------------------------

Name of Beneficiary (optional)              Taxpayer Identification Number
--------------------------------------------------------------------------



2.  YOUR ADDRESS

Do you have any other identically registered Nicholas|Applegate accounts?
--------------------------------------------------------------------------------
/ / YES / / NO


CITIZENSHIP:
/ / U.S.  / / Resident Alien / / Non-resident Alien
                                                   -----------------------------
                                                    specify country(if not U.S.)


-------------------------------------------------
Street Address or PO Box Number           Apartment Number

--------------------------------------------------

City                State                              Zip


(     )
--------------------------------------------------

Area Code           Home Phone

(     )
--------------------------------------------------

Area Code           Business Phone



3.  YOUR INVESTMENT

-   Please select your fund choicesand appropriate share class

-   See prospectus for investment minimums.

                                    CLASS                                AMOUNT
--------------------------------------------------------------------------------
Emerging Countries           I(179)/ /                     $
--------------------------------------------------------------------------------
International Small Cap      I(356)/ /                     $
Growth
--------------------------------------------------------------------------------
International Core Growth    I(180)/ /                     $
--------------------------------------------------------------------------------
Worldwide Growth             I(374)/ /                     $
--------------------------------------------------------------------------------
Global Growth & Income       I(374)/ /                     $
--------------------------------------------------------------------------------
Other                                                      $
--------------------------------------------------------------------------------
Total                                                      $
--------------------------------------------------------------------------------



4.  YOUR METHOD OF PAYMENT

/ / By Check:  Payable to Nicholas|Applegate Mutual Funds
(third party checks will not be accepted)


/ / By Wire:  Please call 1-800-551-8043 for your account number

/ / By Exchange:  Portfolio from which you are exchanging

----------------------------------------------------------

 / / By   Confirm   Trade   Order:  Trade Order #-----------------------




5.  YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS

Distributions will automatically be reinvested in additional shares or your Fund(s) unless you check the box(es) below.



DIVIDENDS (check one) / / Reinvest / /  Cash
Capital Gains (check one)/ /  Reinvest / /  Cash



/ / Cross Fund Reinvestment + (optional) --Reinvest all dividends and capital gains into an existing account in anothert Nicholas-Applegate Portfolio.



From       (Portfolio Name)          To     (Portfolio Name)
-------------------------------------------------------------



+ Must be same account type and class of shares. Mnust be a $5,000 minimum account value for this service.



SERVICE OPTIONS


6. TELEPHONE REDEMPTIONS AND EXCHANGES



This allows you to use the telephone to redeem or exchange shares, unless you check to box below.



Redemptions will be made payable to the registered owners(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.



/ / I do not want telephone redemption privilege.


/ / I do not want telephone exchange privilege.


7. SYSTEMATIC INVESTMENT- TO MY MUTUAL FUND ACCOUNT VIA ACH



/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Invormation" (Section 10).


Fund Name             Amount ($50 minimum)    Day*
-------------------------------------------------------



Monthly                  Quarterly (Jan/April/July/Oct)
-------------------------------------------------------



Fund Name             Amount ($50 minimum)    Day*
-------------------------------------------------------



Monthly                  Quarterly (Jan/April/July/Oct)
-------------------------------------------------------



* IF YOU DO NOT PROVIDE A DATE, THEN IT WILL BE THE 15TH OF THE MONTH.




8. SYSTEMATIC EXCHANGES-FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER.



/ / Check this box to exchange on a regular basis from one Nicholas-Applegate-- account to another. (MUST BE SAME SHARE CLASS AND REGISTRATION.)


From:




          Fund Name           Amount ($50 MINIMUM,  $5,000 MINIMUM ACCOUNT


VALUE)      Day*                Monthly



Quarterly (Jan/April/July/Oct)



Account Number (IF KNOWN)



To:



           Fund Name           Amount ($50 MINIMUM,  $5,000 MINIMUM ACCOUNT
VALUE)      Day*                Monthly



Quarterly (Jan/April/July/Oct)



Account Number (IF KNOWN)



*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.




9. SYSTEMATIC WITHDRAWAL-FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK



/ / Check this box to withdraw on a regular basis from my muitual fund account. Please complete "Checking Account Information" below (SECTION 10).



BY ACH TO MY BANK ACCOUNT



Fund Name    Amount ($50 minumum, $5,000 min. account value)    Day*     Monthly


Quarterly (Jan/April/July/Oct)



BY CHECK (DO NOT NEED TO COMPLETE SECTION 11)

Fund Name    Amount ($50 minumum, $5,000 min. account value)    Day* 15
Monthly  Quarterly (Jan/April/July/Oct



SEND PROCEEDS TO:


/ /  Address of record
/ /  Special Payee (LIST BELOW)



First Name        Middle Initial              Last Name
-------------------------------------------------------
Address            City           State                    Zip
------------------------------------------------------------------



* IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.




10. CHECKING ACCOUNT INFORMATION - FOR ACH OR REDEMPTIONS BY WIRE



Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.



Name of Institution


Address       City      State          Zip
-------------------------------------------


Bank ABA Number         Bank Account Number
--------------------------------------------



Any joint owner of your bank account who is NOT a joint owner of your portfolio account(s) must sign above.



11. DUPLICATE STATEMENTS



/ / I wish to have a duplicate statement sent to the interested party listed below.



Name of interested party


Address       City      State          Zip
-------------------------------------------


                              (SEE REVERSE)
-------------------------------------------





12  SIGNATURES


BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:

- I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.

- I authorize the Nicholas-Applegate Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.

- I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.

- I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.

- I understand that mutual funds involve risks, including possible loss of principal.

I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:

1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, the Nicholas-Applegate Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)

2. / / I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.

     / /  I am currently subject to IRS Backup Withholding.

I agree that neither Nicholas-Applegate Securities, the Funds, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.



--------------------------------------------------------------------------------
Shareowner, Custodian, Trustee or Authorized Officer Date



--------------------------------------------------------------------------------
Joint Qwner, Custodian, Trustee or Authorized Officer Date

FOR MORE INFORMATION

Two documents are available that offer further information on the Nicholas/Applegate Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Portfolios.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus.

To request a free copy of the current annual/semi-annual report or SAI , please call or write:

Nicholas Applegate Mutual Funds
P.O. Box 82169
San Diego, CA  92138-2169
Telephone:  (800) 551-8643

                   Nicholas | Applegate-Registered Trademark-
                                  MUTUAL FUNDS


--------------------------------------------------------------------------------


PROSPECTUS



This prospectus contains vital information about these portfolios. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Portfolios:

-   are not bank deposits
-   are not federally insured
-   are not endorsed by any bank or government agency
-   are not guaranteed to achieve their investment objectives




LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                          U.S. INSTITUTIONAL PORTFOLIOS
                                    LARGE CAP
                                   CORE GROWTH
                                      VALUE
                                 EMERGING GROWTH
                                    MINI CAP
                                 INCOME & GROWTH
                                 BALANCED GROWTH



                                  July __, 1997

[LEFT SIDE: VISUAL OF MARBLES]
                                TABLE OF CONTENTS

                              OVERVIEW

                                 U.S. PORTFOLIOS
                                   Large Cap
                                   Core Growth
                                   Value
                                   Emerging Growth
                                   Mini Cap
                                   Income & Growth
                                   Balanced Growth



                         SIMPLIFIED ACCOUNT
                                   Opening an Account
                                   Buying Shares
                                   Selling or Redeeming Shares
                                   Signature Guarantees
                                   Exchanging Shares



                                        YOUR ACCOUNT
                                   Transaction Policies
                                   Dividends and Account Policies




                         ORGANIZATION AND MANAGEMENT
                                   Master/Feeder Structure
                                   Investment Adviser Compensation
                                   Administrator Compensation
                                   Distributor
                                   Principal Shareholder
                                   Portfolio Trades
                                   Investment Objectives
                                   Diversification
                                   Portfolio Teams

                                 RISK FACTORS AND SPECIAL CONSIDERATIONS

OVERVIEW

FUND INFORMATION
Concise Portfolio descriptions begin on the next page. Each description provides the following information:

- GOAL AND STRATEGY. The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.

- PORTFOLIO SECURITIES. The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.

- RISK FACTORS. The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special Considerations."

- PORTFOLIO MANAGEMENT.  The individuals who manage the Fund.

- EXPENSES. The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

- FINANCIAL HIGHLIGHTS. A table showing the financial performance for each Portfolio since inception.


GOAL OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS

The Portfolios of Nicholas-Applegate Mutual Funds (the "Trust") are designed to provide investors with a well rounded investment program. Each Portfolio invests in a corresponding fund (the "Fund") of Nicholas-Applegate Investment Trust (the "Master Trust"). Each respective fund in turn invests in and holds investment securities. This structure is called a "master/feeder" structure.


Each Fund employs its own strategy and has its own risk/reward profile. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE U.S. PORTFOLIOS
-   those who are investing for long-term goals
- those who are willing to accept higher short-term risks associated with investing in foreign companies along with higher potential long-term results
-   those who want professional portfolio management
- those who are seeking funds for the international growth portion of an asset allocation portfolio


WHO MAY NOT WANT TO INVEST IN THE U.S. PORTFOLIOS
-   those who are investing with a shorter frame
- those who are uncomfortable with an investment that will go up and down in value
- those who are unable to accept the special risks associated with foreign investing

*******************************************************

THE INVESTMENT ADVISER
Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to the Funds. Arthur E. Nicholas and 14 other partners with a staff of approximately 350 employees currently manage approximately $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

LARGE CAP GROWTH INSTITUTIONAL


[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.


[bullet point icon]
INVESTMENT STRATEGY: The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.




The Fund emphasizes equity securities of U.S. companies with market capitalizations generally above $3 billion and whose earnings and stock prices are expected to grow faster than the S&P 500. ("large-cap securities")



[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in large-cap securities, including common and preferred stocks, warrants, and convertible securities of U.S. companies. It invests the remainder of its assets primarily in investment grade corporate debt securities, U.S. Government securities, and securities of foreign issuers.
The Fund may use also options and futures contracts as hedging techniques.




[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to maximize overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 25.



[bullet point icon]
RISK FACTORS: As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets as well as in response to the activities of individual companies. To the extent the Fund is over-weighted in certain market sectors compared to the S&P 500, the Fund may be more volatile than the S&P 500. Additionally, to the extent the Fund invests in foreign issuers, the risks and volatility are magnified since the performance of foreign stocks also depends on changes in foreign currency values, different regulatory and political environments, and overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" on page 27.



[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are expenses for the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.



--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering          None
price)
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                                    None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price       None
or redemption proceeds, whichever is lower)
--------------------------------------------------------------------------------
Redemption fee                                                          None
--------------------------------------------------------------------------------
Exchange fee                                                            None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                         0.75%
--------------------------------------------------------------------------------
12b-1 expenses                                                          None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)                                 0.25%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                    1.00%
--------------------------------------------------------------------------------




1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 4.99% and Other expenses would have been 4.24% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------
1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------
  $10       $32       $55       $122
--------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young, L.L.P. for the fiscal years ended March 31, 1997. Ernst & Young, L.L.P. is an independent auditor whose report was unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.



                                        12/27/96
                                           to
                                         3/31/97
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net asset value, beginning of            $12.50
period / Income from
investment operations:
Net investment income                       ---
(deficit)
Net realized and unrealized
gains (losses) on securities
and foreign currency                       0.50
--------------------------------------------------------------------------------
Total from investment                      0.50
operations
Less distributions:
Dividends from net                           --
investment income
Distributions from capital                   --
gains
--------------------------------------------------------------------------------
Net asset value, end of period           $13.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN:                             4.00%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA: Net
Assets ($000), end of                   $1,293*
period
--------------------------------------------------------------------------------
Ratio of expenses to average              1.00%*
net assets, after expense
reimbursement
--------------------------------------------------------------------------------
Ratio of expenses to average              4.99%*
net assets, before expense
reimbursement+
--------------------------------------------------------------------------------
Ratio of net investment                  (0.06%)
income (deficit) to average
net assets, after expense
reimbursement+
--------------------------------------------------------------------------------
Ratio of net investment                  (1.68%)*
income (deficit) to average
net assets, before expense
reimbursement+
--------------------------------------------------------------------------------
Portfolio Turnover**                    320.73%
--------------------------------------------------------------------------------
Average commission rate                 $0.0594
paid**
--------------------------------------------------------------------------------



*  Annualized
** For the corresponding Fund of the Master Trust
+  Includes expenses allocated form Master Trust Fund

CORE GROWTH INSTITUTIONAL
--------------------------------------------------------------------------------



[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.



[bullet point icon]
INVESTMENT STRATEGY The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin" - positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.



The Fund emphasizes companies with market capitalizations above $500 million.



[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions the Fund invests at least 75% of its total assets in common stocks. It invests the remainder of its assets primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.



[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 25.



[bullet point icon]
RISK FACTORS: As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks also depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 27.


-------------------------------------------------------------------------------

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are expenses of the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.



--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)    None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                                     None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price        None
or redemption proceeds, whichever is lower)
--------------------------------------------------------------------------------
Redemption fee                                                           None
--------------------------------------------------------------------------------
Exchange fee                                                             None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                          0.75%
--------------------------------------------------------------------------------
12b-1 expenses                                                           None
--------------------------------------------------------------------------------
Other expenses (after expense deferral                                   0.25%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                     1.00%
--------------------------------------------------------------------------------



1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 1.02% and Other expenses would have been .27% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------
1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------
  $10       $32       $55       $122
--------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1996 and 1997, and by another independent accounting firm with respect to the commencement of operations through March 31, 1995. Both firms are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.


                            4/19/93        4/1/94         4/1/95        4/1/96
                              TO             TO             TO             TO
                            3/31/94        3/31/95        3/31/96       3/31/97
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net asset value,            $12.50          $12.68        $12.62        $16.26
beginning of period/
Income from investment
operations:
Net investment income        (0.01)          (0.01)        (0.03)        (0.08)
(deficit)
Net realized and
unrealized gains
(losses) on securities        0.92            0.38           4.47         0.41
and foreign currency
--------------------------------------------------------------------------------
Total from investment
operations
Less distributions:           0.91            0.37          4.44
Dividends from net
investment income               --              --            --            --
Distributions from              --
capital gains                (0.73)*         (0.43)        (0.80)        (1.28)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net asset value, end of    $12.68          $12.62        $16.26        $15.39
period
--------------------------------------------------------------------------------
TOTAL RETURN+:               6.84%           3.30%        35.81%         1.74%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA: Net Assets ($000),  $77,947         $72,826      $149,969      $156,443
end of period
--------------------------------------------------------------------------------
Ratio of expenses to
average net assets,
after expense                0.97%           0.99%         0.98%         1.00%
reimbursement+
--------------------------------------------------------------------------------
Ratio of expenses to
average net assets,
before expense               1.14%           1.07%         1.06%         1.02%
reimbursement+
--------------------------------------------------------------------------------
Ratio of net investment
income (deficit) to
average net assets,         (0.07%)         (0.06%)       (0.32%)       (0.45%)
after expense
reimbursement+
--------------------------------------------------------------------------------
Ratio of net investment
income  (deficit) to
average net assets          (0.24%)         (0.14%)       (0.40%)      (0.47%)
before expense
reimbursement+
--------------------------------------------------------------------------------
Portfolio Turnover**        84.84%          98.09%       114.48%      153.20%
--------------------------------------------------------------------------------
Average commission rate        N/A             N/A       $0.0593     $0.0582%
paid**
--------------------------------------------------------------------------------



*  Annualized
** For the corresponding Fund of the Master Trust

+  Includes expenses allocated form Master Trust Fund

VALUE INSTITUTIONAL
--------------------------------------------------------------------------------



[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.


[bullet point icon]
INVESTMENT STRATEGY The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin" - positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.



The Fund emphasizes companies with market capitalizations generally above $5 billion.




[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 80% of its total assets in equity securities. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.



The Fund's Portfolio is designed to have risk, capitalization and industry characteristics similar to those of the S&P 500 Index.



[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 25.



[bullet point icon]
RISK FACTORS: As with any equity fund, the value of your investment will fluctuate from day to day with movements in the stock markets. The companies in which the Fund will invest may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For a further explanation, see "Risk Factors and Special Considerations" starting on page 27.

--------------------------------------------------------------------------------

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are expenses of the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.


--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
 Maximum sales charge on purchases (as a percentage of offering price)     None
--------------------------------------------------------------------------------
 Sales charge on reinvested dividends                                      None
--------------------------------------------------------------------------------
 Deferred sales charge (as a percentage of original purchase price or
 redemption proceeds, whichever is lower)                                  None
--------------------------------------------------------------------------------
 Redemption fee                                                            None
--------------------------------------------------------------------------------
 Exchange fee                                                              None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
 (AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
 Management fees                                                          0.75%
--------------------------------------------------------------------------------
 12b-1 expenses                                                            None
--------------------------------------------------------------------------------
 Other expenses (after expense deferral)(1)                               0.25%
--------------------------------------------------------------------------------
 Total operating expenses (after expense deferral)(1)                     1.00%
--------------------------------------------------------------------------------


1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 3.34% and Other expenses would have been 2.69% absent the waiver and deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-----------------------------------------------------
       1 YEAR    3 YEARS   5 YEARS  10 YEARS
-----------------------------------------------------
         $10       $32       $55      $122
-----------------------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young, L.L.P. with respect to the fiscal years ended March 31, 1997. Ernst & Young, L.L.P. is an independent auditor whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.


                         --------------------
                                 4/30/96
                                   TO
                                 3/31/97
---------------------------------------------
 PER SHARE DATA:
---------------------------------------------
 Net asset
 value,
 beginning of
 period /                         $12.50
 Income from
 investment
 operations:
 Net
 investment
 income                            1.50
 (deficit)
 Net realized
 and
 unrealized
 gains
 (losses) on
 securities                        3.11
 and foreign
 currency
---------------------------------------------
 Total from
 investment
 operations                        4.61
 Less
 distributions
 :
 Dividends
 from net
 investment                      (1.44)
 income
 Distributions
 from                          (0.61)
---------------------------------------------

---------------------------------------------
 capital
 gains
---------------------------------------------
 Net asset
 value, end of
 period                          $15.06
---------------------------------------------
 TOTAL
 RETURN+:                        26.77%
---------------------------------------------
 RATIOS/SUPPL
 EMENTAL
 DATA: Net
 Assets
 ($000), end                     $3,062
 of period
---------------------------------------------
 Ratio of
 expenses to
 average net
 assets, after
 expense
 reimburse                        1.00%
 ment+
---------------------------------------------
 Ratio of
 expenses to
 average net
 assets,
 before
 expense
 reimburse
 ment+                            3.34%
                                    *
---------------------------------------------
 Ratio of net
 investment
 income
 (deficit)to
 average net
 assets, after
 expense
 reimburse                       1.64%
 ment+
---------------------------------------------
 Ratio of net
 investment
 income
 (deficit) to
 average net
 assets,
 before
 expense
 reimburse                        0.59%
 ment+
---------------------------------------------
 Portfolio
 Turnover**                     139.27%
---------------------------------------------
 Average
 commission
 rate paid**                    $0.0589
---------------------------------------------

*  Annualized
** For the corresponding Fund of the Master Trust

+ Includes expenses allocated form Master Trust Fund

EMERGING GROWTH INSTITUTIONAL
--------------------------------------------------------------------------------


[bullet point icon]
INVESTMENT OBJECTIVE:
Maximum long-term capital appreciation.

[bullet point icon]
INVESTMENT STRATEGY: The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover what it calls a "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.


The Fund emphasizes companies with market capitalizations below $500 million at the time of purchase.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. government, its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

[bullet point icon]
PORTFOLIO MANAGEMENT The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Team" on page __.


[bullet point icon]
RISK FACTORS: As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. Although small-cap stocks have a history of long-term growth, they tend to be more volatile and speculative than stocks of larger, more established companies. To the extent the Fund invests in foreign issuers, the investment risks and volatility are magnified since the performance of foreign stocks depends on changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in the foreign countries where the Fund invests. For a further explanation, see "Risk Factors and Special Considerations" starting on page __.


--------------------------------------------------------------------------------

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are expenses of the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.


--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                                       None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price or
redemption proceeds, whichever is lower)                                   None
--------------------------------------------------------------------------------
Redemption fee                                                             None
--------------------------------------------------------------------------------
Exchange fee                                                               None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                           1.00%
--------------------------------------------------------------------------------
12b-1 expenses                                                             None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                                0.17%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                      1.17%
--------------------------------------------------------------------------------

1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 1.26% and Other expenses would have been .26% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-----------------------------------------------------
       1 YEAR    3 YEARS   5 YEARS  10 YEARS
-----------------------------------------------------
         $12       $37       $64      $142
-----------------------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report.



                    ------------------------------------------------------------
                       10/1/93         4/1/94        4/1/95          4/1/96
                          TO             TO            TO              TO
                        3/31/94        3/31/95       3/31/96        3/31/97
--------------------------------------------------------------------------------
 PER SHARE
 DATA:
--------------------------------------------------------------------------------
 Net asset
 value,
 beginning of
 period /               $12.50          11.38         $11.58         $15.10
 Income from
 investment
 operations:
 Net
 investment
 income                  (O.04)         (0.05)         (0.11)         (0.08)
 (deficit)
 Net realized
 and
 unrealized
 gains
 (losses) on
 securities               0.69           0.95           4.45         (0.31)
 and foreign
 currency
--------------------------------------------------------------------------------
 Total from
 investment
 operations             (0.73)           0.90           4.34         (0.39)
 Less
 distributions:                            --             --

 Dividends
 from net
 investment
 income                     --             --             --             --
 Distributions                                                       (3.65)
 from capital           (0.39)         (0.70)        (0.82)
 gains
--------------------------------------------------------------------------------
 Net asset              $11.38         $11.58         $15.10         $11.06
 value, end of
 period
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TOTAL                 (6.60%)          8.69%         38.27%        (5.66%)
 RETURN+:
--------------------------------------------------------------------------------
 RATIOS/SUPPLE-
 MENTAL DATA:
 Net Assets         $165,940        $206,696       $224,077      $167,230
 ($000), end of
 period
--------------------------------------------------------------------------------
 Ratio of
 expenses to
 average net
 assets, after
 expense
 reimbursement+         1.17%*          1.18%          1.16%         1.17%
--------------------------------------------------------------------------------
 Ratio of
 expenses to
 average net
 assets, before
 expense
 reimbursement+         1.18%*          1.24%          1.20%          1.26%
--------------------------------------------------------------------------------
 Ratio of net
 investment
 income
 (deficit) to
 average net
 assets, after
 expense
 reimbursement+        (0.83%)*        (0.58%)        (0.62%)        (0.72%)
--------------------------------------------------------------------------------
 Ratio of net
 investment
 income
 (deficit) to
 average net
 assets, before
 expense
 reimbursement+        (0.84%)*        (0.58%)        (0.62%)        (0.81%)
--------------------------------------------------------------------------------
 Portfolio              50.51%        100.46%        129.59%        112.90%
 Turnover**
--------------------------------------------------------------------------------
 Average                   N/A            N/A        $0.0523        $.0520
 commission
 rate paid**
--------------------------------------------------------------------------------



*  Annualized
** For the corresponding Fund of the Master Trust
+  Includes expenses allocated form Master Trust Fund

MINI CAP INSTITUTIONAL
--------------------------------------------------------------------------------



[bullet point icon]
INVESTMENT OBJECTIVE:  Maximum long-term capital appreciation.


[bullet point icon]
INVESTMENT STRATEGY The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin" - positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.


The Fund emphasizes companies with market capitalizations generally up to $100 million.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.


[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 25.



[bullet point icon]
RISK FACTORS: As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 27.


--------------------------------------------------------------------------------

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are expenses of the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.


--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                                       None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price or
redemption proceeds, whichever is lower)                                   None
--------------------------------------------------------------------------------
Redemption fee                                                             None
--------------------------------------------------------------------------------
Exchange fee                                                               None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                           1.25%
--------------------------------------------------------------------------------
12b-1 expenses                                                             None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                                0.31%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                      1.56%
--------------------------------------------------------------------------------



1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 1.99% and Other expenses would have been .74% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-----------------------------------------------------
       1 YEAR    3 YEARS   5 YEARS  10 YEARS
-----------------------------------------------------
         $16       $49        -        --
-----------------------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report.




                     -----------------------------
                        7/12/95        4/1/96
                          TO             TO
                        3/31/96        3/31/97
--------------------------------------------------
 PER SHARE
 DATA:
--------------------------------------------------
 Net asset
 value,
 beginning of
 period/                $12.50         $15.85
 Income from
 investment
 operations:
 Net investment
 income
 (deficit)               (0.05)        (0.17)
 Net realized
 and unrealized
 gains (losses)                         0.84
 on securities            3.40
 and foreign
 currency
--------------------------------------------------
 Total from
 investment
 operations               3.35           0.67
 Less
 distributions:             --             --
 Dividends from             --          (0.58)
 net investment
 income
 Distributions
 from capital
 gains
--------------------------------------------------
 Net asset              $15.85         $15.94
 value, end of
 period
--------------------------------------------------

--------------------------------------------------
 TOTAL RETURN+:         26.80%          3.90%
--------------------------------------------------
 RATIOS/SUPPLE-
 MENTAL DATA:
 Net Assets            $25,237        $28,712
 ($000), end of
 period
--------------------------------------------------
 Ratio of
 expenses to
 average net
 assets, after
 expense
 reimbursement+         1.55%*          1.56%
--------------------------------------------------
 Ratio of
 expenses to
 average net
 assets, before
 expense
 reimbursement+         2.46%*          1.99%
--------------------------------------------------
 Ratio of net
 investment
 income
 (deficit) to
 average net
 assets, after
 expense
 reimbursement+       (0.98%)*        (1.08%)
--------------------------------------------------
 Ratio of net
 investment
 income
 (deficit) to
 average net
 assets, before
 expense
 reimbursement+       (1.36%)*        (1.30%)
--------------------------------------------------
 Portfolio             106.99%        164.01%
 turnover**
--------------------------------------------------
 Average               $0.0529        $0.0455
 commission
 rate paid**
--------------------------------------------------



*  Annualized
** For the corresponding Fund of the Master Trust
+  Includes expenses allocated form Master Trust Fund

INCOME & GROWTH INSTITUTIONAL
--------------------------------------------------------------------------------


[bullet point icon]
INVESTMENT OBJECTIVE: Maximum total return, consisting of long-term capital appreciation and current income.

[bullet point icon]
INVESTMENT STRATEGY:  The Fund invests primarily in convertible securities.
The Investment Adviser evaluates each security's investment characteristics as a
fixed income instrument as well as its potential for capital appreciation.   In
evaluating convertibles, the Investment Adviser searches for what it calls "changes at the margin" -- positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. It invests the remainder primarily in common and preferred stocks, debt securities, and securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

At all times, the Fund invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its assets in debt securities rated below investment grade.

The Fund emphasizes companies with market capitalizations above $500 million.


[bullet point icon]
PORTFOLIO MANAGEMENT The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 25.



[bullet point icon]
RISK FACTORS: Convertible securities have the investment characteristics of both equity and debt securities. Accordingly, the value of your investment will fluctuate with movements in the stock and bond markets. The companies in which the Fund invests may be subject to more volatile market movements than securities of larger, more established companies. The value of the Fund's debt securities will change as interest rates fluctuate: if rates go up, the values of debt securities go down; if rates go down, the values of debt securities go up. In addition, the lower-rated convertible securities in which the Fund may invest are considered predominately speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 27.


--------------------------------------------------------------------------------

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expenses of the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                                       None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price or       None
redemption proceeds, whichever is lower)
--------------------------------------------------------------------------------
Redemption fee                                                             None
--------------------------------------------------------------------------------
Exchange fee                                                               None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                           0.75%
--------------------------------------------------------------------------------
12b-1 expenses                                                             None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                                0.25%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                      1.00%
--------------------------------------------------------------------------------

1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 1.37% and Other expenses would have been .62% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

---------------------------------------------------
       1 YEAR    3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------
         $10       $32       $55      $122
---------------------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1997. Please read in conjunction with the Trust' 1997 Annual Report.




                   -------------------------------------------------------------
                       4/19/93        4/1/94         4/1/95          4/1/96
                         to             to             to              to
                       3/31/94        3/31/95        3/31/96         3/31/97
--------------------------------------------------------------------------------
 PER SHARE
 DATA:
--------------------------------------------------------------------------------
 Net asset
 value
 beginning
 of period/             $12.50         $13.39         $11.86          $14.45
 Income
 from
 investment
 operations:
 Net
 investment               0.42           0.54           0.53           0.51
 income
 (deficit)
 Net
 realized
 and
 unrealized
 gains                                                                 1.51
 (losses)                 2.12         (0.85)           2.59
 on
 securities
 and
 foreign
 currency
--------------------------------------------------------------------------------
 Total from
 investment
 operations               2.54         (0.31)           3.12           2.02
 Less
 distributions:
 Dividends
 from net
 investment
 income                 (0.42)         (0.54)         (0.53)         (0.52)
 Distributions
 from
 capital                (1.23)*        (0.68)              -         (0.98)
 gains
--------------------------------------------------------------------------------
 Net asset              $13.39         $11.86         $14.45         $14.97
 value, end
 of period
--------------------------------------------------------------------------------
 TOTAL                  20.18%        (2.02%)         26.69%         14.37%
 RETURN+:
--------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA: Net
 Assets
 ($000), end           $18,332        $12,506        $17,239        $18,344
 of period
--------------------------------------------------------------------------------
 Ratio of
 expenses
 to average              .99%*          1.00%          1.00%          1.00%
 net assets,
 after
 expense
 reimbursement+
--------------------------------------------------------------------------------
 Ratio of
 expenses
 to average             1.50%*          1.48%          1.53%          1.37%
 net assets,
 before
 expense
 reimbursement+
--------------------------------------------------------------------------------
 Ratio of
 net
 investment             3.36%*          4.28%          3.88%          3.43%
 income
 (deficit)
 to average
 net assets,
 after
 expense
 reimburse-
 ment+
--------------------------------------------------------------------------------
 Ratio of
 net
 investment             2.85%*          3.80%          3.34%          3.03%
 income
 (deficit)
 to average
 net assets,
 before
 expense
 reimbursement++
--------------------------------------------------------------------------------
 Portfolio             177.52%        125.51%        144.97%         153.2%
 turnover**
--------------------------------------------------------------------------------
 Average                   N/A            N/A        $0.0597        $0.0582
 commission
 rate
 paid**
--------------------------------------------------------------------------------



*  Annualized

** For the corresponding Fund of the Master Trust
+ Includes expenses allocated form Master Trust Fund

BALANCED GROWTH INSTITUTIONAL
--------------------------------------------------------------------------------


[bullet point icon]
INVESTMENT OBJECTIVE: A balance of long-term capital appreciation and current income.


[bullet point icon]
INVESTMENT STRATEGY: The Fund's Investment Adviser actively manages a blended Portfolio of equity and fixed income securities with an emphasis on the overall total return. For the equity portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It primarily uses computer intensive systematic disciplines to uncover "change at the margin" - positive business developments that are not yet fully reflected in a company's stock price. The fixed income portion is actively managed to take advantage of current interest rates and bond market trends by varying the structure, duration and allocation of fixed income investments from various business sectors.



[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund allocates about 60% of its total assets (but no more than 70% and no less than 50%) to equity securities, with an emphasis on companies with market capitalizations in excess of $500 million, and about 40% of its total assets to debt securities issued by corporations and the U.S. government, and its agencies and instrumentalities. A portion of the Fund's total assets (less than 35%) may be invested in debt securities rated below investment grade. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also use options as hedging techniques.



[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams on page 25.



[bullet point icon]
RISK FACTORS: As with any fund that invests in common stocks and debt obligations, the value of your investment will fluctuate in response to movements in the stock and bond markets. Equity securities of companies in which the Fund invests may be more volatile than securities of larger, more established companies. The value of the Fund's debt securities will change as interest rates fluctuate: if rates go up, the value of debt securities fall; if rates go down, the value of debt securities go up. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities. Lower-rated securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 27.


--------------------------------------------------------------------------------
[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expenses of the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                                       None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price or
redemption proceeds, whichever is lower)                                   None
--------------------------------------------------------------------------------
Redemption fee                                                             None
--------------------------------------------------------------------------------
Exchange fee                                                               None
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
--------------------------------------------------------------------------------
Management fees                                                           0.75%
--------------------------------------------------------------------------------
12b-1 expenses                                                             None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                                0.25%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                      1.00%
--------------------------------------------------------------------------------




1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 7.37% and Other expenses would have been 6.62% absent the deferral. See "Investment Adviser Compensation"

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvest all dividends and the average annual return is 5%.


---------------------------------------------------
       1 YEAR    3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------
         $10       $32       $55      $122
---------------------------------------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report.



                     -----------------------------------------------------------
                        10/1/93       4/1/94         4/1/95         4/1/96
                          TO            TO             TO             TO
                        3/31/94       3/31/95        3/31/96        3/31/97
--------------------------------------------------------------------------------
 PER SHARE                                            $12.01
 DATA:
--------------------------------------------------------------------------------
 Net asset
 value,
 beginning of
 period /                12.50         $11.71         $12.01         $14.20
 Income from
 investment
 operations:
 Net
 investment
 income                   0.08           0.22           0.37           0.36
 (deficit)
 Net realized
 and
 unrealized
 gains                                                                 0.75
 (losses) on            (0.79)           0.30           2.19
 securities
 and foreign
 currency
--------------------------------------------------------------------------------
 Total from
 investment
 operations             (0.71)           0.52           2.56           1.11
 Less
 distributions:
 Dividends
 from net               (0.08)         (0.22)         (0.37)         (0.33)
 investment
 income
 Distributions
 from                    ---            ---             --         (1.04)
 capital
 gains
--------------------------------------------------------------------------------
 Net asset              $11.71         $12.01         $14.20         $13.94
 value, end of
 period
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TOTAL                 (5.66%)          4.56%         21.45%          7.46%
 RETURN+:
--------------------------------------------------------------------------------
 RATIOS/SUPPLE
 MENTAL                  $143           $284           $625           $710
 DATA:
 Net
 Assets
 ($000), end
 of period
--------------------------------------------------------------------------------
 Ratio of
 expenses to
 average net            0.99%*          1.00%          1.00%          1.00%
 assets, after
 expense
 reimburse-
 ment +
--------------------------------------------------------------------------------
 Ratio of
 expenses to
 average net           43.16%*         20.66%          9.90%          7.37%
 assets,
 before
 expense
 reimburse-
 ment +
--------------------------------------------------------------------------------
 Ratio of net
 investment
 income                 1.59%*          2.06%          2.74%          2.49%
 (deficit) to
 average net
 assets, after
 expense
 reimburse-
 ment +
--------------------------------------------------------------------------------
 Ratio of net
 investment
 income               (40.58%)       (17.60%)        (5.74%)        (3.63%)
 (deficit) to
 average net
 assets,
 before
 expense
 reimburse-
 ment +
--------------------------------------------------------------------------------
 Portfolio              85.43%        110.40%        197.19%        212.95%
 turnover**
--------------------------------------------------------------------------------
 Average                   N/A            N/A        $0.0594         0.0586
 commission
 rate paid**
--------------------------------------------------------------------------------



*  Annualized
** For the corresponding Fund of the Master Trust
+ Includes expenses allocated form Master Trust Fund



REINSTATEMENT PRIVILEGE If you sell shares of a Portfolio, you may invest some or all of the proceeds in the same Portfolio within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

TO UTILIZE: CONTACT YOUR FINANCIAL REPRESENTATIVE OR NICHOLAS-APPLEGATE MUTUAL FUNDS..

NET ASSET VALUE PURCHASES  Shares of a Series A

Portfolio may be sold at net asset value to:

(1) current or retired directors, trustees, partners, officers and employees of the Trust, the Master Trust, the Distributor, the Investment Adviser and its general


(NOTE:  "SIMPLIFIED ACCOUNT INFORMATION" SECTION COMES BEFORE "YOUR ACCOUNT"
SECTION IN FINAL DOCUMENT)


YOUR ACCOUNT
TRANSACTION POLICIES


PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge to various institutions and certain asset allocation programs, and employees and former partners of the Investment Adviser. The minimum initial investment is $250,000, and the minimum subsequent investment to $10,000. The Distributor may waive these minimums from time to time.


VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing a Portfolio's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS Each Portfolio is open on those days when the New York Stock Exchange is open, usually Monday - Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the Transfer Agent.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing or by facsimile. Each Portfolio reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the Transfer Agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Portfolio may be responsible for any losses that may occur in your account due to an unauthorized telephone call.


CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the Transfer Agent. Certificated shares can only be sold by returning the certificates to the Transfer Agent, along with a letter of instruction or a stock power and a signature guarantee.



SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to 15 calendar days after the purchase.


SHAREHOLDER INQUIRIES Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company,
Attention: Nicholas-Applegate Mutual Funds,
P.O. Box 8326,
Boston, MA  02266-8326.

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S. 1-617-774-5000 (collect).

The services referred to above may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the Transfer Agent at the address and telephone number provided above.

DIVIDENDS AND ACCOUNT POLICIES

RETIREMENT PLANS You may invest in each Portfolio through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:
- After every transaction that affects your account balance.
- After any changes of name or address of the registered owner(s).
- In all other circumstances, every quarter.

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The Portfolios generally distribute most or all of their net earnings in the form of dividends. The Large Cap, Core Growth, Value and Emerging Growth Portfolios declare and pay annual dividends of net investment income. The Income & Growth and Balanced Growth Portfolios declare and pay quarterly dividends of net investment income. Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you.

TAXABILITY OF DIVIDENDS As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $10,000, you may be asked to purchase more shares within 60 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS You may make automatic withdrawals from a Portfolio of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Portfolio. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN You may make regular monthly or quarterly investments in each Portfolio through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gains distributions paid by one Portfolio into shares of another Portfolio, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of your qualified retirement plan.


                                   -----------------------------------------------------------------------------------------------
                                                                        OPENING AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
 This is the minimum initial                                                 $250,000
 investment
----------------------------------------------------------------------------------------------------------------------------------
 Use this type of application                                            New Account Form
                                                                         (Non-Retirement)
----------------------------------------------------------------------------------------------------------------------------------
 Before completing the         Each Portfolio offers a variety of features, which are described in the "Your Account" section of
 application                   this prospectus.  Please read this section before completing the application.
----------------------------------------------------------------------------------------------------------------------------------
 Completing the application                       If you need assistance, contact your financial representative, or call the Trust.
----------------------------------------------------------------------------------------------------------------------------------
 If you are sending money by                 Mail application and check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS,
 CHECK                         PO BOX 8326, BOSTON, MA 02266-8326.  The Trust WILL NOT accept third-party checks.
----------------------------------------------------------------------------------------------------------------------------------
 If you are sending money by   Please read the bank wire or ACH section under the "Buying Shares" section below.
 BANK WIRE or ACH              You will need to obtain an account number with the Trust by sending a completed application to:
                               NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA 02266 8326.
                               To receive your account number, call either your financial representative or the Trust at
                               (800)551-8043.
----------------------------------------------------------------------------------------------------------------------------------


                                   -----------------------------------------------------------------------------------------------
                                                                           BUYING SHARES
----------------------------------------------------------------------------------------------------------------------------------
 This is the minimum                                                         $10,000
 additional investment
----------------------------------------------------------------------------------------------------------------------------------
 The price you will receive    The Trust is open on days that the New York Stock Exchange is open.
                               All transactions received in good order before the market closes receive that day's price.
----------------------------------------------------------------------------------------------------------------------------------
 If you are sending money by                       Instruct your bank to wire the amount you wish to invest to:
 BANK WIRE                                                STATE STREET BANK & TRUST CO. - ABA #011000028
                                                                         DDA #9904-645-0
                                                               STATE STREET BOS, ATTN: MUTUAL FUNDS
                                              CREDIT: NICHOLAS-APPLEGATE [PORTFOLIO NAME], [YOUR NAME], [ACCOUNT NAME]
----------------------------------------------------------------------------------------------------------------------------------
 If you are sending money by   Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your
 ACH                           bank account.  To establish this option, either complete the appropriate sections when opening an account, or contact your financial representative or the Trust at (800) 551-8043 for further information.
                               To initiate an ACH purchase, call the Trust at (800)551-8043.
----------------------------------------------------------------------------------------------------------------------------------



 (Note: Exchanging shares appears after Signature Guarantees in the layout)


                                   -----------------------------------------------------------------------------------------------
                                                                         EXCHANGING SHARES
----------------------------------------------------------------------------------------------------------------------------------
 This is the minimum exchange                                                $250,000
 amount to open a new account
----------------------------------------------------------------------------------------------------------------------------------
 The price you                                The Trust is open on days that the New York Stock Exchange is open.
 will receive                       All transactions received in good order before the market closes receive that day's price.
----------------------------------------------------------------------------------------------------------------------------------
 Things you should             The exchange must be to qualified Portfolio and in an account with the same registration.
 know                          If opening an account as part of an exchange, you must obtain and read the prospectus.
                               If you intend to keep money in the Portfolio you are exchanging from, make sure that you leave an amount equal or greater that the Portfolio's minimum account size (see the "Opening an Account"
                               section).
                               To protect other investors, the Trust may limit the number of exchanges you can make.
----------------------------------------------------------------------------------------------------------------------------------
 How to request an exchange    Either contact your financial representative, or call the Trust at (800) 551-8043.
 by PHONE                      The Trust will accept a request by phone if this feature was previously established on your account.
                               See the "Your Account" section for further information.
----------------------------------------------------------------------------------------------------------------------------------
 How to request an exchange    Please put your exchange request in writing, including: the name on the account, the name of the
 by MAIL                       Portfolio and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Portfolio you wish to exchange to.  Mail this request to: PO BOX 8326, BOSTON, MA
                               02266 8326.
----------------------------------------------------------------------------------------------------------------------------------



                                   -----------------------------------------------------------------------------------------------
                                                                    SELLING OR REDEEMING SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                  IN WRITING                                              BY PHONE
----------------------------------------------------------------------------------------------------------------------------------
                               Certain requests may require a SIGNATURE           Selling shares by phone is a service option
Things you                     GUARANTEE.  See that section below for further     which must be established on your account
should know                    information.  You may sell up to the full account  prior to making a request.  See the "Your
                               value.                                             Account" section, or contact your financial
                                                                                  representative or the Trust at (800) 551-8043
                                                                                  for further information.
                                                                                  The maximum amount which may be requested by
                                                                                  phone, regardless of account size, is $50,000.
                                                                                  Amounts greater than that must be requested in
                                                                                  writing.  I you wish to receive your monies by
                                                                                  bank wire, the minimum request is $,5000.
                               ----------------------------------------------------------------------------------------------------
                               If you purchased shares through a financial representative or a plan administrator/sponsor, you should call them regarding the most efficient way to sell shares.
                               If you bought shares recently by check, they may not be available to be sold for up to
                               15 calendar days from the date of purchase.
                               Sales by a corporation, trust or fiduciary may have special requirements.
                               Please call your financial representative or the Trust for further information.
----------------------------------------------------------------------------------------------------------------------------------
 The price you                 The Trust is open on days that the New York Stock Exchange is open.
 will receive                  All transactions received in good order before the market closes receive that day's price.
----------------------------------------------------------------------------------------------------------------------------------
 If you want to receive your   Please put your request in writing including: the  Either contact your financial representative or
 monies by BANK WIRE           name of the account owners, account number and     call the Trust at (800) 551-8043.
                               Portfolio you are redeeming from, the share or     The proceeds will be sent to the existing bank
                               dollar amount you wish to sell, signed by all      wire address listed on the account.
                               account owners.  Mail this request to:
                               NICHOLAS-APPLEGATE MUTUAL FUNDS,
                               PO BOX 8326, BOSTON, MA 02266-8326.
                               The check will be sent to the existing bank wire
                               address listed on the account.
----------------------------------------------------------------------------------------------------------------------------------
 If you want to receive your   Please call the Trust at (800) 551-8043.           Either contact your financial representative or
 monies by ACH                                                                    call the Trust at (800) 551-8043.
                                                                                  The proceeds will be sent to the existing ACH
                                                                                  instructions on the account and will generally be
                                                                                  received at your bank two business days after
                                                                                  your request is received.
----------------------------------------------------------------------------------------------------------------------------------



                             -----------------------------------------------------------------------------------------------------
                                                                       SIGNATURE GUARANTEES
----------------------------------------------------------------------------------------------------------------------------------
 A definition                  A signature guarantee is required of a financial institution to verify the authenticity of an individual's signature.  It can usually be obtained from a broker, commercial or savings bank or credit union.
----------------------------------------------------------------------------------------------------------------------------------
 When do you need one          A signature guarantee is needed when making a written request for the following reasons:
                               1.  When selling more than $50,000 work of shares;
                               2.  When you want a check or bank wire sent to a name or address that is not currently listed on the account;
                               3.  To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                               4.  If your address was changed within the last 60 days.
----------------------------------------------------------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT

MASTER/FEEDER STRUCTURE



The Portfolios are series of shares of Nicholas-Applegate Mutual Funds (the "Trust"). Unlike other mutual funds that acquire their securities directly, the Portfolios invest their assets in the Funds, which are series of Nicholas-Applegate Investment Trust (the "Trust"). This two-tier structure is known as a "master/ feeder" structure. One to five Portfolios, or feeder funds, each designated A, B, C, I or Q invest in each Fund. (For example a Portfolio seeking capital appreciation by investing in securities of issuers located in countries with emerging securities markets invests in the Emerging Countries Fund.) The major variations among the Portfolios that invest in the same Fund are sales charges, expenses, and investment minimums. The Board of Trustees believes that the aggregate per share expenses of the Portfolio are no greater than the expenses that a Portfolio would incur if it retained the services of an investment adviser and invested assets directly into the types of securities held by the Fund. You can obtain more information about the A, B, C and I Portfolios from your investment representative, or from Nicholas-Applegate Securities at telephone (800) 551-8643.



A Board of Trustees supervises the overall activities of each Trust. The Board selects an investment adviser, an administrator and a custodian for the Fund. The Board has the right to terminate these relationships and retain a different company if it believes it is in the best interests of the Master Trust.



A separate Board of Trustees supervises the overall activities of the Trust. It selects the master fund in which to invest, a distributor to market its shares to investors, a transfer agent, administrators and others to provide services. Individual investors purchase shares of the Portfolios through financial intermediaries or directly from the Trust.



Each Portfolio may withdraw its investment from the corresponding Fund at any time if the Board determines that it is in the best interests of the shareholders and only with approval of the Portfolio's shareholders. In that event, the Board of Trustees would consider alternative arrangements, such as investing a Portfolio's assets in another investment company with the same investment objectives as the Portfolio or hiring an investment manager to invest the assets in accordance with the Portfolio's investment policies.



A Portfolio may also be liquidated at any time. The net proceeds of any liquidation will be distribute to all shareholders in proportion to their respective holdings.



Whenever a Portfolio is requested to vote, as shareholder, on a matter pertaining to the corresponding Fund, the Portfolio will hold a meeting of its shareholders so that shareholders can provide instructions. The Portfolio will in turn vote in the same proportion as directed by the shareholders. Approval of changes in a Fund's investment objective, policies, and limitations by a majority of the Portfolios may require a non-assenting Portfolio to withdraw its investment in the Fund.

                             MASTER FEEDER STRUCTURE


                             -----------------------


                                  SHAREHOLDERS

                             -----------------------

                                        |
                                        |
                                        |
                                        |    BUY SHARES  IN
                                        \/
                             -----------------------

                                   PORTFOLIOS
                                       OF
                            NICHOLAS-APPLEGATE MUTUAL
                                      FUNDS

                             -----------------------

                                        |
                                        |    INVEST  IN
                                        |
                                        |
                                       \/
                             -----------------------

                                  MASTER FUNDS
                                       OF
                          NICHOLAS-APPLEGATE INVESTMENT
                                      TRUST

                             -----------------------

                                        |
                                        |    INVEST IN
                                        |
                                        |
                                        \/
                            ------------------------

                              STOCKS, BONDS & OTHER
                                    SECURITIES

                             -----------------------

INVESTMENT ADVISER COMPENSATION. Each Master Fund pays the Investment Adviser a fee pursuant to an investment advisory agreement. The Mini Cap Funds pays at the annual rate of 1.25% of net assets. The Emerging Growth Fund pays at the annual rate of 1.00% of net assets. The Large Cap Growth, Core Growth, Value, Income & Growth, and Balanced Growth Funds pay at the annual rate of 0.75% of the first $500 million of the Fund's net assets, 0.675% of the next $500 million of net assets, and 0.65% of net assets in excess of $1 billion.



The Investment Adviser has agreed to waive or defer its management fees payable by the Funds, and to absorb other operating expenses of the Funds and the Portfolios, so that the expenses for each Portfolio will not exceed the following expense ratios on an annual basis through March 31, 1998: Income & Growth, Balanced Growth, Large Cap, Value and Core Growth Portfolios - 1.00%; Emerging Growth Portfolio - 1.17%; and Mini Cap Portfolio - 1.56%. Each Portfolio will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Portfolio are less than the percentage limitation set forth above for any such year.


ADMINISTRATOR COMPENSATION. The Funds and the Portfolios pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Portfolio pays Nicholas-Applegate Capital Management an annual fee of .10% of net assets. Each Portfolio pays Investment Company Administration Corporation (ICAC) an annual fee of $5,000 - $35,000. In addition, each Fund pays ICAC a fee at an annual rate equal to 0.15% of average net assets.

DISTRIBUTOR:
Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California 92101
(800) 551-8045


PORTFOLIO TRADES. The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that sell shares of the Portfolios or that provide research services to the Funds, but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price. The Investment Adviser expects high annual portfolio turnover up to 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.


INVESTMENT OBJECTIVE. Each Fund's and each Portfolio's investment objective is fundamental and may only be changed with shareholder approval.

DIVERSIFICATION.  All the Funds are diversified.

PORTFOLIO TEAMS


EQUITY MANAGEMENT


John C. Marshall Jr., Partner
Chief Investment Officer - Institutional Equity Management
Joined firm in 1989; 8 years prior investment experience with Pacific Century Advisers; San Diego Trust & Savings Bank; Howard, Weil, Labouisse, Friedrichs Inc.
M.B.A. and B.B.A. - Southern Methodist University
Catherine Comhegyi appears here in layout, Andrew B. Gallagher
Portfolio Manager
Joined firm in 1992; 7 years prior investment experience with Pacific Century Advisors and Sentinel Asset Management, Inc.
M.B.A. - San Diego State University; B.A. - University of California, Irvine


Thomas J. Sullivan
Portfolio Manager
Joined firm in 1994; 2 years prior investment experience with Donaldson, Lufkin & Jenrette Securities Corp.
B.S. - Rochester Institute of Technology

Maren Lindstrom
Portfolio Manager
Joined firm in 1994; 5 years prior investment experience with Societe Generale; Banque D'Orsay; and Prudential Asset Management
M.B.A. -  University of California, Los Angeles; B.A. - University of Michigan

Catherine Somhegyi, Partner
Chief Investment Officer
Joined firm 1987.
M.B.A. and B.S. - University of Southern
California

Thomas E. Bleakley
Portfolio Manager
Joined firm in 1995; 3 years prior investment experience with Twentieth Century Investors and Dell Computer Corporation
M.B.A. - University of Texas; B.S. - Boston University

Ronald J. Krystyniak CFA
Portfolio Manager
Joined firm in 1996; 7 years prior experience with Pilgrim Baxter & Associates and Peterson Consulting & Company
B.S. - Syracuse University


John C. McCraw
Portfolio Manager
Joined firm in 1992; prior experience with  Nations
Bank
M.B.A. - University of California, Irvine; B.A. - Flagler College



MARK W. STUCKELMAN
PORTFOLIO MANAGER, U.S SYSTEMATIC
Joined firm in 1995; Five years prior investment experience with Wells Fargo Bank Investment Management Group; Fidelity Management Trust Co.; and BARRA M.B.A. - University of Pennsylvania/Wharton School; B.A. - University of California, Berkeley
Value



Larry Speidell, CFA, Partner
John J. Kane, Partner
James E. Kellerman, Partner
Malcom S. Day
Susan Malone




Core Growth


Core Growth


Core Growth


Core Growth
Income and Growth



Emerging Growth
Mini Cap



Mini Cap
Emerging Growth

Mini Cap
Emerging Growth

Sandra K. Durn
Portfolio Manager
Joined firm in 1994; prior experience
at Science Solutions, Inc. and San Diego State
University, economics department
M.A. - San Diego State University; B.A. - University of Maryland


FIXED INCOME

Fred S. Robertson, III Partner,
Chief Investment Officer -  Fixed Income
Joined firm in 1995; 7 years prior investment experience with Criterion Investment Management Company;
5 years prior investment experience with DuPont
Chemical Pension Fund
M.B.A. - College of William and
Mary; B.S. - Cornell University



Income and Growth


Balanced Growth

RISK FACTORS AND SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------
MUTUAL FUND CONSIDERATIONS IN GENERAL


Prospective investors should know that any mutual fund investment is subject to normal market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Portfolios as a long-term investment.


THE FUNDS' INVESTMENTS

EQUITY SECURITIES.
Each of the Funds may buy equity securities, including common stocks, convertible securities, and warrants. Equity securities represent an ownership in a company. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

SMALLER ISSUERS.
Each Fund may invest in small to medium sized companies. Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of such smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

CONVERTIBLE SECURITIES.
Each Fund may invest in convertible securities. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

CORPORATE DEBT SECURITIES.
Each Fund may invest in corporate debt securities. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline.

Each Fund, except Balanced Growth and Income & Growth, will purchase debt obligations only if they are deemed investment grade -- that is, they carry a rating of at least BAA from Moody's or BBB from Standard and Poor's, or comparable rating from another rating agency or, if not rated by an agency, determined by the Investment Adviser to be of comparable quality. Bonds rated BBB or Baa may have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. The Funds (except Balanced Growth and Income & Growth) intend to dispose, in an orderly manner, of any security which is downgraded below investment grade.


LOWER RATED SECURITIES CONSIDERATIONS.
The Balanced Growth Fund and the Income & Growth Fund may invest in debt and Convertible securities that are not in the four highest rating categories but will in no event purchase securities rated below "C" or equivalent. A description of these rating categories is contained in the Statement of Additional Information.



Lower-rated debt securities, commonly referred to as "junk bonds", and convertible securities will usually offer higher yields than higher-rated securities because of reduced creditworthiness and increased risk of default. Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are the more highly rated securities, which reach primarily to movements in the general level of interest rates. In the past, economic downturns or increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities.



In some cases such obligations may be highly speculative and may have poor prospects for reaching investment grade. To the extent that the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition the prices of lower quality securities generally tend to be more volatile and the market less liquid than those of investment grade securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired time and price.


In purchasing such securities, the Investment Adviser will rely on its analysis, judgment and experience in evaluating the creditworthiness of the issuer. The Investment Adviser will consider, among other things, the issuer's financial resources, its operating history its sensitivity to economic conditions and trends, the quality of issuer's management and regulatory matters.



As of the fiscal years ended March 31, 1997, the Balanced Growth Fund owned as a percentage of its total value, lower-rated debt securities in the following amounts: BB - 11.68%; B -10.37%; CCC - 1.83%. The Income & Growth Fund owned no debt securities rated below investment grade.



FOREIGN SECURITIES.
Foreign securities generally will not be registered with the SEC and subject to its reporting requirements. Accordingly, information about the issuer will not be as publicly available as it may be for U.S. issuers. Additionally, these companies are not subject to the same accounting standards or to practices and requirements comparable to those in the U.S. The Funds will not invest in securities denominated in a foreign currency unless, at the time of investment, the Investment Adviser considers such currency to be fully exchangeable into U.S. dollars without significant legal restrictions.



INVESTMENT COMPANY SECURITIES.
Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies to the Funds. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company's advisory and operational expenses.


ILLIQUID SECURITIES.
Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered in the under U.S. securities laws, cannot be offered for public sale in the U.S. without first being registered under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold.

TEMPORARY INVESTMENTS.
The Funds may from time to time on a temporary basis to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture, invest all of their assets in short-term instruments. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements; and other high grade corporate debt securities.

THE FUNDS' INVESTMENT TECHNIQUES


REPURCHASE AGREEMENTS.
Each Fund may enter into repurchase agreements, meaning the purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers or banks that meet credit quality standards established by the Board of Trustees of the Master Trust.



SHORT SALES.
The Core Growth, Value Emerging Growth and Mini Cap Funds may maintain short positions in securities. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS.
Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.


BORROWING.
Each Fund may borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes, such as to provide cash for redemption requests without having to sell portfolio securities at an inopportune time. Each Fund may also borrow money through reverse repurchase agreements, uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets. As a consequence of borrowing, a Fund will incur obligations to pay interest, resulting in an increase in expenses.

SECURITIES LENDING.
Each Fund may lend securities to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities, letters of credit or any combination thereof. The Fund might experience loss if the financial institution defaults on the loan.

FOREIGN CURRENCY TRANSACTIONS
To the extent a Fund invests in foreign securities, it may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions. Each Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

OPTIONS
The Funds may deal in options on securities, securities indices and foreign currencies. The Funds may use options to manage stock prices, interest rate and currency risks. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may also write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.


FUTURES AND OPTIONS ON
FUTURES
The Funds (except Balanced Growth) may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities and securities indices, for hedging purposes only.


As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.


RISKS OF FUTURES AND OPTIONS TRANSACTIONS
When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the Portfolio. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market movements. In these events, a Fund could lose money on the futures contracts or option.


It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.

NEW ACCOUNT FORM (NON-IRA)
DOMESTIC INSTITUTIONAL PORTFOLIOS


(FOR AN IRA ACCOUNT APPLICATION, CALL 800-551-8043

MAIL TO:
Nicholas|Applegate Mutual Funds
PO Box 8326
Boston, MA 02266-8326

1.  YOUR ACCOUNT REGISTRATION

Please Print. Complete One Section Only. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT

--------------------------------------------------------------------------------
First Name                   Middle Initial                        Last Name

      -       -
-----   -----   ------
Social Security Number

--------------------------------------------------------------------------------
Joint Tenant (if any)        Middle Initial                        Last Name

      -       -
-----   -----   ------
Social Security Number



/ / GIFT OR TRANSFER TO MINOR (UGMA/UTMA)



--------------------------------------------------------------------------------
Custodian's First Name (only one)                                 Middle Initial

-----------------------------------------------
Last Name                Social Security Number






--------------------------------------------------------------------------------
Minor's First Name (only one)       Middle Initial                     Last Name


--------------------------------------------------------------------------------
Minor's State of Residence   Minor's Date of Birth   Minor's Social Security
Number


/ / TRUST, CORPORATION, PARTNERSHIP, OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)




Name of Trust, Corporation or Other Entity

Trustee Name(s) or Type of Entity                  Date of Trust Agreement

Name of Beneficiary (optional)              Taxpayer Identification Number



2.  YOUR ADDRESS

Do you have any other identically registered Nicholas|Applegate accounts? / / Yes / / No

Citizenship:
/ / U.S.  / / Resident Alien / / Non-resident Alien
                                                   -----------------------------
                                                    specify country(if not U.S.)

-------------------------------------------------
Street Address or PO Box Number           Apartment Number

--------------------------------------------------
City                State                              Zip

(     )
--------------------------------------------------
Area Code           Home Phone

(     )
--------------------------------------------------
Area Code           Business Phone




3.  YOUR INVESTMENT
-   Please select your fund choices and appropriate share class
-   See prospectus for investment minimums.

                                    CLASS                                AMOUNT
--------------------------------------------------------------------------------
Mini Cap Growth              I(753)/ /                     $
--------------------------------------------------------------------------------
Emerging Growth              I(359)/ /                     $
--------------------------------------------------------------------------------
Core Growth                  I(371)/ /                     $
--------------------------------------------------------------------------------
Large Cap Growth             I(181)/ /                     $
--------------------------------------------------------------------------------
Balanced Growth              I(373)/ /                     $
--------------------------------------------------------------------------------
Income & Growth              I(372)/ /                     $
--------------------------------------------------------------------------------
Value                        I(378)/ /                     $
--------------------------------------------------------------------------------
Other                                                      $
--------------------------------------------------------------------------------
Total                                                      $
--------------------------------------------------------------------------------




4.  YOUR METHOD OF PAYMENT

/ / By Check:  Payable to Nicholas|Applegate Mutual Funds
(third party checks will not be accepted)


/ / By Wire:  Please call 1-800-551-8043 for your account number

/ / By Exchange:  Portfolio from which you are exchanging

----------------------------------------------------------

 / / By   Confirm   Trade   Order:  Trade Order #-----------------------



5.  YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS

Distributions will automatically be reinvested in additional shares or your Fund(s) unless you check the box(es) below.

DIVIDENDS (check one) / / Reinvest / /  Cash
Capital Gains (check one)/ /  Reinvest / /  Cash

/ / Cross Fund Reinvest ment + (optional) --Reinvest all dividends and capital gains into an existing account in anothert Nicholas-Applegate Portfolio.

From       (Portfolio Name)          To     (Portfolio Name)

+ Must be same account type and class of shares. Mnust be a $5,000 minimum account value for this service.




SERVICE OPTIONS


6. TELEPHONE REDEMPTIONS AND EXCHANGES


This allows you to use the telephone to redeem or exchange shares, unless you check to box below.

Redemptions will be made payable to the registered owners(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.

/ / I do not want telephone redemption privilege.

/ / I do not want telephone exchange privilege.



7. SYSTEMATIC INVESTMENT- TO MY MUTUAL FUND ACCOUNT VIA ACH

/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Invormation" (Section 10).

Fund Name             Amount ($50 minimum)    Day*
Monthly                  Quarterly (Jan/April/July/Oct)

Fund Name             Amount ($50 minimum)    Day*
Monthly                  Quarterly (Jan/April/July/Oct)

* IF YOU DO NOT PROVIDE A DATE, THEN IT WILL BE THE 15TH OF THE MONTH.


8. SYSTEMATIC EXCHANGES-FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER.

/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another. (MUST BE SAME SHARE CLASS AND REGISTRATION.)

From:

          Fund Name           Amount ($50 MINIMUM,  $5,000 MINIMUM ACCOUNT
VALUE)      Day*                Monthly

Quarterly (Jan/April/July/Oct)

Account Number (IF KNOWN)


To:

           Fund Name           Amount ($50 MINIMUM,  $5,000 MINIMUM ACCOUNT
VALUE)      Day*                Monthly

Quarterly (Jan/April/July/Oct)



Account Number (IF KNOWN)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.


9. SYSTEMATIC WITHDRAWAL-FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK

/ / Check this box to withdraw on a regular basis from my muitual fund account. Please complete "Checking Account Information" below (SECTION 10).

BY ACH TO MY BANK ACCOUNT

Fund Name    Amount ($50 minumum, $5,000 min. account value)    Day*     Monthly
Quarterly (Jan/April/July/Oct)

BY CHECK (DO NOT NEED TO COMPLETE SECTION 11)

Fund Name    Amount ($50 minumum, $5,000 min. account value)    Day* 15
Monthly  Quarterly (Jan/April/July/Oct)

SEND PROCEEDS TO:
/ /  Address of record
/ /  Special Payee (LIST BELOW)

First Name        Middle Initial              Last Name
Address            City           State                    Zip

* IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.


10. CHECKING ACCOUNT INFORMATION - FOR ACH OR REDEMPTIONS BY WIRE

Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

Name of Institution

Address       City      State          Zip

Bank ABA Number         Bank Account Number

Any joint owner of your bank account who is NOT a joint owner of your portfolio account(s) must sign above.

11. DUPLICATE STATEMENTS

/ / I wish to have a duplicate statement sent to the interested party listed below.

Name of interested party

Address       City      State          Zip

                              (SEE REVERSE)



12  SIGNATURES


BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:

- I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.

- I authorize the Nicholas-Applegate Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.

- I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.

- I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.

- I understand that mutual funds involve risks, including possible loss of principal.

I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:

1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, the Nicholas-Applegate Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)

2. / / I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.

     / /  I am currently subject to IRS Backup Withholding.

I agree that neither Nicholas-Applegate Securities, the Funds, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.


--------------------------------------------------------------------------------
Shareowner, Custodian, Trustee or Authorized Officer

--------------------------------------------------------------------------------
Joint Qwner, Custodian, Trustee or Authorized Officer

                                       FOR MORE INFORMATION

                                       Two documents are available
                                       that offer    further information
                                       on the   Nicholas/Applegate
                                       Mutual Funds:


                                       ANNUAL/SEMI-ANNUAL
                                       REPORTS TO SHAREHOLDERS
                                       Includes financial statements,
                                       detailed performance
                                       information, portfolio holdings,
                                       a statement from portfolio
                                       management and the auditor's
                                       report.

                                       STATEMENT OF
                                       ADDITIONAL
                                       INFORMATION (SAI)

                                       The SAI contains more detailed
                                       information on all aspects of the
                                       Portfolios.

                                       A current SAI has been filed
                                       with the Securities and
                                       Exchange Commission
                                       and is incorporated by reference
                                       into this prospectus.

                                       To request a free copy of the
                                       current annual/semi-annual
                                       report or SAI , please call or
                                       write:

                                       Nicholas Applegate Mutual
                                       Funds
                                       P.O. Box 82169
                                       San Diego, CA  92138-2169
                                       Telephone:  (800) 551-8643





                                       NICHOLAS | APPLEGATE

                                       600 West Broadway
                                       San Diego California 92101
                                       800 - 551 - 8045
                                       Nicholas-Applegate Securities
                                       Distributor

                   NICHOLAS | APPLEGATE-REGISTERED TRADEMARK-
                                  MUTUAL FUNDS

--------------------------------------------------------------------------------

PROSPECTUS


This prospectus contains vital information about these Portfolios. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Portfolios:

-    are not bank deposits
-    are not federally insured
-    are not endorsed by any bank or government agency
-    are not guaranteed to achieve their investment objectives


THE STRATEGIC INCOME AND HIGH YIELD BOND PORTFOLIOS MAY INVEST WITHOUT LIMITATION IN DEBT SECURITIES RATED BELOW INVESTMENT GRADE, SOMETIMES REFERRED TO AS "JUNK BONDS." THESE LOWER-RATED SECURITIES ARE SPECULATIVE AND INVOLVE GREATER RISKS, INCLUDING DEFAULT, THAN HIGHER-RATED SECURITIES. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS."


LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  FIXED INCOME
                                  INSTITUTIONAL
                                   PORTFOLIOS
                               SHORT-INTERMEDIATE
                               FULLY DISCRETIONARY
                                STRATEGIC INCOME
                                 HIGH YIELD BOND

                                 July 22, 1997

[Left side: visual of marbles]

                               TABLE OF CONTENTS

                                OVERVIEW

                                FIXED INCOME PORTFOLIOS
                                   Short Intermediate
                                   Fully Discretionary
                                   Strategic Income
                                   High Yield Bond


                          SIMPLIFIED ACCOUNT INFORMATION
                                   Opening an Account
                                   Buying Shares
                                   Selling or Redeeming Shares
                                   Signature Guarantees
                                   Exchanging Shares


                                   YOUR ACCOUNT
                                   Transaction Policies
                                   Features and Account Policies


                               ORGANIZATION AND MANAGEMENT
                                   Master/Feeder Structure
                                   Investment Adviser Compensation
                                   Administrator Compensation
                                   Distributor
                                   Principal Shareholder
                                   Portfolio Trades
                                   Investment Objectives
                                   Diversification
                                   Portfolio Teams

                             RISK FACTORS AND SPECIAL CONSIDERATIONS

OVERVIEW

--------------------------------------------------------------------------------

FUND INFORMATION
Concise Portfolio descriptions begin on the next page. Each description provides the following information:


- INVESTMENT OBJECTIVE.  The Fund's particular investment goals.


- INVESTMENT STRATEGY. The strategy the Fund intends to use in pursuing the investment objective.


- PRINCIPLE INVESTMENTS. The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.

- PORTFOLIO MANAGEMENT.  The individuals who manage the Fund.

- RISK FACTORS. The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special Considerations."

- INVESTOR EXPENSES. The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

- FINANCIAL HIGHLIGHTS. A table showing the financial performance for the Portfolio since inception.

GOAL OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS

The Portfolios of Nicholas-Applegate Mutual Funds (the "Trust") are designed to provide investors with a well rounded investment program. Each Portfolio invests in a corresponding fund (the "Fund") of Nicholas-Applegate Investment Trust (the "Master Trust"). Each respective Fund in turn invests in and holds investment securities. This structure is called a "master/feeder" structure.

Each Fund employs its own strategy and has its own risk/reward profile. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE FIXED INCOME PORTFOLIOS

-    those who are investing for retirement or other long-term goals
-    those who desire current income
-    those who want professional portfolio management
-    those who want a high level of liquidity


WHO MAY NOT WANT TO INVEST IN THE FIXED INCOME PORTFOLIOS

-    those who are investing with a shorter frame
- those who are uncomfortable with an investment that will go up and down in value


********************************************************************************

THE INVESTMENT ADVISER
Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to the Funds. Arthur E. Nicholas and 14 other partners with a staff of approximately 350 employees currently manage approximately $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

SHORT INTERMEDIATE FIXED INCOME INSTITUTIONAL

--------------------------------------------------------------------------------

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INVESTMENT OBJECTIVE: Preserving principal and liquidity while seeking a relatively high level of current income.

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INVESTMENT STRATEGY: The Fund's Investment Adviser invests primarily in a portfolio of short to intermediate term bonds that it expects to generate, as a whole, a greater return than the return of one to three year U.S. Treasury obligations over a full market cycle. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Investment philosophy emphasizes interest rate decisions and shifts among sectors among the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser seeks to add value by positioning portfolio securities among various market sectors and maturities along the yield curve.


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PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 90% of its total assets in an actively managed portfolio of investment grade debt obligations issued by U.S. and foreign corporations, U.S. and foreign governments and their agencies and instrumentalities. All such obligations are payable in U.S. dollars or, if not payable in U.S. dollars, will be fully hedged. The Fund may also use options, futures contracts, and interest rate and currency swaps as hedging techniques.


The Fund's minimum average dollar weighted portfolio maturity is generally two years with a maximum maturity of five years. The Fund's average weighted credit quality is generally Aa according to Moody's and AA according to S & P, or comparable quality as determined by the Investment Adviser. If a rating agency downgrades a security owned by the Fund below investment grade, the Fund is not required to sell it but the Investment Adviser will consider whether such action is appropriate.


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PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 19.


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RISK FACTORS. As with any fund that invests primarily in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates.
If rates go up, the values of debt securities fall; if rates go down, the values of debt securities rise. However, the Investment Adviser expects these fluctuations to be more moderate than those of a fund with a longer average portfolio duration. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests may affect performance. For a further explanation, see "Risk Factors and Special Considerations" starting on page 20.

-------------------------------------------------------------------------------
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INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expenses for the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.

----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
----------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering         None
price)
----------------------------------------------------------------------------
Sales charge on reinvested dividends                                   None
----------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price      None
or redemption proceeds, whichever is lower)
----------------------------------------------------------------------------
Redemption fee                                                         None
----------------------------------------------------------------------------
Exchange fee                                                           None
----------------------------------------------------------------------------

----------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
----------------------------------------------------------------------------
Management fees                                                       0.30%
----------------------------------------------------------------------------
12b-1 expenses                                                         None
----------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                            0.05%
----------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                  0.35%
----------------------------------------------------------------------------


1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 2.86% absent the deferral. Other expenses would have been 2.56%. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


1 YEAR     3 YEARS   5 YEARS   10 YEARS
---------------------------------------
  $4         $11       $20       $44

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.
-------------------------------------------------------------------------------
The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1997 and 1996. Ernst & Young L.L.P. are independent auditors whose reports were unqualified. This information should be read in conjunction with the financial statements and the notes thereto which appear in the Trust's 1997 Annual Report.


                                              8/31/95 TO          4/1/96 TO
                                               3/31/96             3/31/97
                                              ----------------------------------
PER SHARE DATA:
-------------------------------------------------------------------------------
Net asset value, beginning of period /          $12.50             $12.79
Income from investment operations:
Net investment income (deficit)
Net realized and unrealized gains
(losses) on securities and foreign               0.37               0.79
currency                                         0.29              (0.13)
-------------------------------------------------------------------------------
Total from investment operations                 0.66               0.66
Less distributions:
Dividends from net investment income            (0.37)             (0.79)
Distributions from capital gains                  --                 --
-------------------------------------------------------------------------------
Net asset value, end of period                 $12.79              $12.66
-------------------------------------------------------------------------------
TOTAL RETURN :                                  5.33%               5.30%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA: Net
Assets ($000), end of period                   $4,726             $5,364
-------------------------------------------------------------------------------
Ratio of expenses to average net
assets, after expense reimbursement+            0.35%*              0.35%
-------------------------------------------------------------------------------
Ratio of expenses to average net
assets, before expense reimbursement+           3.17%*              2.86%
-------------------------------------------------------------------------------
Ratio of net investment income
(deficit) to average net assets, after
expense reimbursement+                          5.81%*              6.18%
-------------------------------------------------------------------------------
Ratio of net investment income
(deficit) to average net assets, before
expense reimbursement+                         (4.01%)*             4.95%
-------------------------------------------------------------------------------
Portfolio turnover**                           114.38%             132.30%
-------------------------------------------------------------------------------
Average Commission Rate Paid**                   --                 --
-------------------------------------------------------------------------------


*  Annualized

** For the corresponding Fund of the Master Trust

+  Includes expenses allocated form Master Trust Fund

FULLY DISCRETIONARY FIXED INCOME INSTITUTIONAL

------------------------------------------------------------------------------

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INVESTMENT OBJECTIVE:  Seeks to maximize total return.


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INVESTMENT STRATEGY: The Fund's Investment Adviser seeks to outperform the total return of an index of either government/corporate investment grade debt or government/corporate/mortgage investment grade debt over a full market cycle through an actively managed diversified portfolio of investment grade debt securities. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the Fund.


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PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in investment grade debt securities issued by U.S. and foreign corporations and U.S. and foreign governments and their agencies and instrumentalities. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 20% of its assets on debt securities rated below investment grade. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 24. The Fund may also use options, futures contracts, and interest rate and currency swaps as hedging techniques.


The average portfolio duration of the Fund will range from two to eight years. The Fund may invest up to 30% of its assets in securities payable in foreign currencies.


[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to
portfolio management to maximize its overall effectiveness.   For a complete
list of the portfolio team, see "Portfolio Teams" on page 19.


[bullet point icon]
RISK FACTORS: As with any Fund that invests in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. If rates go up, the values of bonds fall; if rates go down, the values of bonds rise. However, the Investment Adviser expects these fluctuations to be more moderate than those of a fund with a longer average duration. The lower rated debit securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and economic environ-ments, and other overall economic conditions in countries where the Fund invests. For a further explanation, see "Risk Factors and Special Considerations" starting on page 20.

-------------------------------------------------------------------------------
[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are expenses of the Portfolio for its past year. Actual expenses may be more or less than those known.

----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
-------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering         None
price)
-------------------------------------------------------------------------------
Sales charge on reinvested dividends                                   None
-------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price      None
or redemption proceeds, whichever is lower)
-------------------------------------------------------------------------------
Redemption fee                                                         None
-------------------------------------------------------------------------------
Exchange fee                                                           None
-------------------------------------------------------------------------------

----------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
------------------------------------------------------------------------------
Management fees                                                       0.45%
-------------------------------------------------------------------------------
12b-1 expenses                                                         None
-------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                            -----
-------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                  0.45%
-------------------------------------------------------------------------------


1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund and the Portfolio. Total operating expenses would have been 3.74%% and other expenses would have been 3.29% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------
  $5        $14       $25        $57

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

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FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal years ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report.


                                              8/31/95 TO         4/1/96 TO
                                               3/31/96            3/31/97
                                              --------------------------------
PER SHARE DATA:
------------------------------------------------------------------------------
Net asset value, beginning of period           $12.50             $12.72
Income from investment  operations:
Net investment income (deficit)                  0.45               0.79
Net realized and unrealized gains
(losses) on securities and foreign
currency                                        0.47              (0.17)
------------------------------------------------------------------------------
Total from investment operations                0.92               0.62
Less distributions:
Dividends from net investment income           (0.44)             (0.80)
Distributions from capital gains               (0.26)               --
------------------------------------------------------------------------------
Net asset value, end of period                 $12.72             $12.54
------------------------------------------------------------------------------
TOTAL RETURN :                                  5.49%               4.98%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets ($000), end of
period                                         $4,414             $15,865
------------------------------------------------------------------------------
Ratio of expenses to average net
assets, after expense reimbursement+            0.45%*              0.45*
------------------------------------------------------------------------------
Ratio of expenses to average net
assets, before expense reimbursement+           6.45%*              3.74%
------------------------------------------------------------------------------
Ratio of net investment income
(deficit) to average net assets, after
expense reimbursement+                          6.39%*              6.12%
------------------------------------------------------------------------------
Ratio of net investment income
(deficit) to average net assets, before
expense reimbursement+                          2.63%*              4.71%
------------------------------------------------------------------------------
Portfolio turnover**                            60.06%             190.83%
------------------------------------------------------------------------------
Average Commission rate paid**                   ---                 ---


*  Annualized

** For the corresponding Fund of the Master Trust

+ Includes expenses allocated form Master Trust Fund

STRATEGIC INCOME INSTITUTIONAL

------------------------------------------------------------------------------

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INVESTMENT OBJECTIVE:  High level of current income.


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INVESTMENT STRATEGY: The Fund's Investment Adviser generally invests across three sectors -- convertible securities, lower rated debt securities, and mortgage backed securities -- but may invest all of the Fund's assets in one sector if, in its judgment, an opportunity exists to generate higher income without undue risk to principal. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser believes it can lower the risks of investing in lower rated debt through these professional management techniques and through diversification.


[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund will invest 65% of its total assets in income producing securities such as convertible securities, lower rated debt securities, and mortgage related securities. There is no limit on the portfolio maturity or the acceptable rating of a security to be bought by the Fund, however, under normal conditions the
average rating of the fund will be investment grade.   The Fund may invest
without limitation in debt securities rated below investment grade. For a description of these ratings, see "Corporate Bond Ratings" beginning on page
24. The Fund may also buy common and preferred stocks and may also use options, futures contracts, and interest rate and currency swaps as hedging techniques.


[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 19.


[bullet point icon]
RISK FACTORS:   As with any fund that invests primarily in income producing securities, the value of the Fund's investments fluctuate in response to movements in interest rates. When interest rates go up, values of bonds fall; when rates go down, values of bonds rise. Bonds with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities. Lower rated securities, while usually offering higher yields, generally have more risk and volatility than higher rated securities because of reduced creditworthiness and greater chance of default. Periods of high interest rates or recession may adversely affect the issuer's ability to pay interest and principal. Mortgage-related securities have yield and maturity characteristics of the underlying mortgages, and thus have higher prepayments than other securities during periods of declining interest rates. Convertible securities have characteristics of both debt and equity securities, thus their performances fluctuate day to day with movements in the stock and bond markets. To the extent the Fund invests in foreign securities performance also depends upon changing currency values, the different political and regulatory environments, and other overall economic factors in countries where the Fund invests. For a further explanation see "Risk Factors and Special Considerations" starting on page 20.

------------------------------------------------------------------------------
[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are the expenses of the Portfolio and its corresponding Fund for the past year. Portfolio expenses maybe greater or less.

----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
----------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering
price)                                                                 None
----------------------------------------------------------------------------
Sales charge on reinvested dividends                                   None
----------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price      None
or redemption proceeds, whichever is lower)
----------------------------------------------------------------------------
Redemption fee                                                         None
----------------------------------------------------------------------------
Exchange fee                                                           None
----------------------------------------------------------------------------

----------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
----------------------------------------------------------------------------
Management fees                                                       0.60%
----------------------------------------------------------------------------
12b-1 expenses                                                         None
----------------------------------------------------------------------------
Other expenses (after expense deferra;)(1)                            0.15%
----------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                  0.75%
----------------------------------------------------------------------------


1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 2.33% and other expenses would have been 1.73% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvest all dividends and the average annual return is 5%.



1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------
  $8        $24       $42        $93

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

-------------------------------------------------------------------------------
[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust 1997 Annual Report


                                                          7/31/96 TO 3/31/97
                                                          -------------------
PER SHARE DATA:
-----------------------------------------------------------------------------
Net asset value, beginning of period / Income from
investment  operations:                                        $12.50
Net investment income (deficit)
Net realized and unrealized gains (losses) on
securities and foreign currency                                  0.61

                                                                 0.76
-----------------------------------------------------------------------------
Total from investment operations                                 1.37
Less distributions:
Dividends from net investment income                            (0.61)
Distributions from capital gains                                (0.20)
------------------------------------------------------------------------------
Net asset value, end of period                                 $13.06
------------------------------------------------------------------------------
TOTAL RETURN :                                                  11.07%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA: Net Assets ($000), end of
period                                                          4,206
------------------------------------------------------------------------------
Ratio of expenses to average net assets, after
expense reimbursement+                                            .77%*
------------------------------------------------------------------------------
Ratio of expenses to average net assets, before
expense reimbursement+                                           2.33%*
------------------------------------------------------------------------------
Ratio of net investment income (deficit) to average
net assets, after expense reimbursement+                         6.97%*
------------------------------------------------------------------------------
Ratio of net investment income (deficit) to average
net assets, before expense reimbursement+                        6.36%*
------------------------------------------------------------------------------
Portfolio turnover**                                           211.63%
------------------------------------------------------------------------------
Average commission rate paid**                                $0.0600


*  Annualized

** For the corresponding Fund of the Master Trust

+ Includes expenses allocated form Master Trust Fund

HIGH YIELD BOND INSTITUTIONAL

------------------------------------------------------------------------------
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INVESTMENT OBJECTIVE:  High level of current income and capital growth.

[bullet point icon]
INVESTMENT STRATEGY:   The Fund invests primarily in lower-rated debt securities
commonly referred to as "junk bonds." When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends and the bottom-up analysis that evaluates the financial conditions and competitiveness of individual companies. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser believes it can lower the risks in investing in lower rated debt through these professional management techniques and through diversification.


[bullet point icon]
PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in lower rated debt securities and convertible securities rated below investment grade. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. For a description of these ratings, see "corporate Bond Ratings" beginning on page
24. Securities may bear rates that are fixed, variable or floating. The Fund may also buy common and preferred stocks and may also use options, futures contracts and interest rate and currency swaps as hedging techniques.


[bullet point icon]
PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 19.


[bullet point icon]
RISK FACTORS: As with any fund that invests primarily in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. When rates rise, bond price fall; when rates fall, bond prices rise. Bonds with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities. Lower- rated securities, while usually offering higher yields, generally have more risk and volatility than higher- rated securities because of reduced creditworthiness and greater chance of default. Periods of high interest rates and recession may adversely affect the issuer's ability to pay interest and principal. To the extent the Fund invests in stocks, the value of those investments will fluctuate day to day with movements in the stock market as well as in response to the activities of individual companies. To the extent the Fund invests in foreign securities, performance also depends on changes in foreign currency values, different political and regulatory environments, and overall economic factors in the countries where the Fund invests. For a further explanation, see "Risk Factors and Special Considerations" starting on page 20.

[bullet point icon]
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show expenses for the Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.

----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering         None
price)
------------------------------------------------------------------------------
Sales charge on reinvested dividends                                   None
------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price      None
or redemption proceeds, whichever is lower)
------------------------------------------------------------------------------
Redemption fee                                                         None
------------------------------------------------------------------------------
Exchange fee                                                           None
----------------------------------------------------------------------------

----------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
-----------------------------------------------------------------------------
Management fees                                                        0.60%
------------------------------------------------------------------------------
12b-1 expenses                                                         None
------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                             0.15%
------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                   0.75%
----------------------------------------------------------------------------


1. The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Funds and the Portfolios. Total operating expenses would have been 1.95% and other expenses would have been 1.35% absent the deferral. See "Investment Adviser Compensation".


EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------
  $8        $24       $42       $93

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE PORTFOLIO'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.
-------------------------------------------------------------------------------

[bullet point icon]
FINANCIAL HIGHLIGHTS: The figures below have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report.



                                                          7/31/96 TO 3/31/97
                                                          -------------------
PER SHARE DATA:
-----------------------------------------------------------------------------
Net asset value, beginning of period / Income from              $12.50
investment  operations:
Net investment income (deficit)
Net realized and unrealized gains (losses) on
securities and foreign currency                                   0.74

                                                                  0.95

-----------------------------------------------------------------------------
Total from investment operations                                  1.69
Less distributions:
Dividends from net investment income                             (0.73)
Distributions from capital gains                                 (0.26)
----------------------------------------------------------------------------
Net asset value, end of period                                  $13.20
----------------------------------------------------------------------------
TOTAL RETURN:                                                    13.90%
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA: Net Assets ($000), end of period       4,608
----------------------------------------------------------------------------
Ratio of expenses to average net assets, after
expense reimbursement+                                            0.75%*
----------------------------------------------------------------------------
Ratio of expenses to average net assets, before
expense reimbursement+                                            1.95%*
----------------------------------------------------------------------------
Ratio of net investment income
(deficit) to average
net assets, after expense reimbursement+                        8.47%*
----------------------------------------------------------------------------
Ratio of net investment income
(deficit) to average net assets, before
expense reimbursement+                                          7.97%*
----------------------------------------------------------------------------
Portfolio turnover**                                           465.32%
----------------------------------------------------------------------------
Average commission rate paid**                                 $0.0200


*  Annualized

** For the corresponding Fund of the Master Trust

+ Includes expenses allocated form Master Trust Fund

(NOTE: IN FINAL DOCUMENT "SIMPLIFIED ACCOUNT INFORMATION" COMES BEFORE "YOUR ACCOUNT"


YOUR ACCOUNT
TRANSACTION POLICIES



PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge to certain qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment to $10,000. The Distributor may waive these minimums from time to time.


VALUATION OF SHARES The net asset value per share (NAV) for the Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing a Portfolio's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS Each Portfolio is open on those days when the New York Stock Exchange is open, usually Monday - Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the Transfer Agent.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing or by facsimile. Each Portfolio reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the Transfer Agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.


In unusual circumstances, any Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Portfolio may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the Transfer Agent. Certificated shares can only be sold by returning the certificates to the Transfer Agent, along with a letter of instruction or a stock power and a signature guarantee.


SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

SHAREHOLDER INQUIRIES Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company,
Attention: Nicholas-Applegate Mutual Funds,
P.O. Box 8326,
Boston, MA  02266-8326.

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S. 1-617-774-5000 (collect).

The services referred to alone may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the Transfer Agent at the address and telephone number provided above.

DIVIDENDS AND ACCOUNT POLICIES

RETIREMENT PLANS You may invest in each Portfolio through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:
-    After every transaction that affects your account balance.
-    After any changes of name or address of the registered owner(s).
-    In all other circumstances, every quarter.

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The Portfolios generally distribute most or all of their net earnings in the form of dividends. Each Portfolio pays dividends monthly and capital gains annually.

DIVIDEND REINVESTMENTS If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you.

TAXABILITY OF DIVIDENDS As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a Portfolio whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $10,000, you may be asked to purchase more shares within 60 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS You may make automatic withdrawals from a Portfolio of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Portfolio. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN You may make regular monthly or quarterly investments in each Portfolio through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gains distributions paid by one Portfolio into shares of another Portfolio, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

--------------------------------------------------------------------------------
                                        OPENING AN ACCOUNT
--------------------------------------------------------------------------------

    This is the                              $250,000
  minimum initial
    investment
--------------------------------------------------------------------------------
 Use this type of                        New Account Form
    application                          (Non-Retirement)
--------------------------------------------------------------------------------
      Before          Each Portfolio offers a variety of features, which are
  completing the   described in the "Your Account" section of this prospectus.
    application     Please read this section before completing the application.
--------------------------------------------------------------------------------
  Completing the          If you need assistance, contact your financial
    application                          representative,
                                        or call the Trust.
--------------------------------------------------------------------------------
    If you are      Mail application and check, payable to: NICHOLAS-APPLEGATE
 sending money by                         MUTUAL FUNDS,
       CHECK         PO BOX 8326, BOSTON, MA 02266 8326.  The Trust will not
                                    accept third-party checks.
--------------------------------------------------------------------------------
    If you are      Please read the bank wire or ACH section under the "Buying
 sending money by                     Shares" section below.
 BANK WIRE or ACH   You will need an account number with the Trust by sending a completed application to:
                     NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA
                                            02266 8326.
                    To receive your account number, call either your financial representative or the Trust at (800)551-8043.
--------------------------------------------------------------------------------
                                           BUYING SHARES
--------------------------------------------------------------------------------
    This is the                               $10,000
     minimum
    additional
    investment
--------------------------------------------------------------------------------
   The price you    The Trust is open on days that the New York Stock Exchange
   will receive                             is open.
                     All transactions received in good order before the market
                                 closes receives that day's price.
--------------------------------------------------------------------------------
    If you are     Instruct your bank to wire the amount you wish to invest to:
 sending money by         STATE STREET BANK & TRUST CO. - ABA #011000028
     BANK WIRE                            DDA #9904-645-0
                               STATE STREET BOS, ATTN: MUTUAL FUNDS
                        CREDIT: NICHOLAS-APPLEGATE [PORTFOLIO NAME], [YOUR
                                  NAME],[ACCOUNT NAME OR NUMBER]
--------------------------------------------------------------------------------
    If you are      Call your  bank to ensure (1) that your bank supports ACH,
 sending money by    and (2) this feature is active on your bank account.  To
        ACH           establish this option, either complete the appropriate
                    sections when opening an account, or contact your financial representative or the Trust at (800) 551-8043 for further
                                           information.
                     To initiate an ACH purchase, call the Trust at (800)551-
                                               8043.
--------------------------------------------------------------------------------
                                         EXCHANGING SHARES
--------------------------------------------------------------------------------
    This is the                              $250,000
 minimum exchange
 amount to open a
    new account
--------------------------------------------------------------------------------
  The price you     The Trust is open on days that the New York Stock Exchange
   will receive                             is open.
                     All transactions received in good order before the market
                                 closes receives that day's price.
--------------------------------------------------------------------------------
    Things you        The exchange must be to a Qualified Portfolio and to an
      should                   account with the same registration.
       know           If opening an account as part of an exchange, you must
                                  obtain and read the prospectus.
                       If you intend to keep money in the Portfolio you are
                   exchanging from, make sure that you leave an amount equal or greater that the Portfolio's minimum account size (see the
                                  "Opening an Account" section).
                    To protect other investors, the Trust may limit the number of exchanges you can make. Participants in qualified
                   retirement plans may exchange through the plan administrator or sponsor and only with those Portfolios that are included in the plan.
--------------------------------------------------------------------------------
  How to request     Either contact your financial representative, or call the
  an exchange by                     Trust at (800) 551-8043.
       PHONE       The Trust will accept a request by phone if this feature was previously established on your account.
                      See the "Your Account" section for further information.
--------------------------------------------------------------------------------
  How to request    Please put your exchange request in writing, including: the
  an exchange by      name on the account, the name of the portfolio and the
       MAIL        account number you are exchanging from, the shares or dollar amount you wish to exchange, and the portfolio you wish to exchange to.  Mail this request to: PO BOX 8326, BOSTON, MA
                                            02266 8326.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    SELLING OR REDEEMING SHARES
--------------------------------------------------------------------------------
                             IN WRITING                     BY PHONE
--------------------------------------------------------------------------------
                    Certain requests may require   Selling shares by phone is a
                    a SIGNATURE GUARANTEE.  See    service option which must be
    Things you      that section below for         established on your account
   should know      further information.  You may   prior to making a request.
                    sell up to the full account      See the "Your Account"
                               value.               section, or contact your
                                                   financial representative or
                                                   the Trust at (800) 551-8043
                                                    for further information.
                                                  The maximum amount which may
                                                     be requested by phone,
                                                   regardless of account size,
                                                          is $50,000.
                                                  Amount greater than that must
                                                  be requested in writing.   I
                                                    you wish to receive your
                                                    monies by bank wire, the
                                                   minimum request is $5,000.
--------------------------------------------------------------------------------
                    If you purchased shares through a financial representative, a plan administrator/sponsor,
                     you should call them regarding the most efficient way to
                                          sell shares.
                      If you bought shares recently by check, they may not be
                                  available to be sold for up to
                            15 calendar days from the date of purchase.
                    Sales by a corporation, trust or fiduciary may have special requirements.
                    Please call your financial representative or the Trust for further information.
--------------------------------------------------------------------------------
  The price you     The Trust is open on days that the New York Stock Exchange
   will receive     is open.  All transactions received in good order before
                        the  market closes receive that day's price.
--------------------------------------------------------------------------------
  If you want to     Please put your request in   Either contact your financial
   receive your     writing, including: the name   representative or call the
  monies by BANK       of the account owners,       Trust at (800) 551-8043.
       WIRE         account number and Portfolio  The proceeds will be sent to
                    you are redeeming from, the      the existing bank wire
                     share or dollar amount you       address listed on the
                    wish to sell, signed by all             account.
                     account owners.  Mail this
                            request to:
                     NICHOLAS-APPLEGATE MUTUAL
                              FUNDS,
                   PO BOX 8326, BOSTON, MA 02266
                              8326.
                   The check will be sent to the
                     existing bank wire address
                       listed on the account.
--------------------------------------------------------------------------------
   If you want to      Please call the Trust at    Either contact your financial
   receive your           (800) 551-8043.          representative or call the
   monies by ACH                                    Trust at (800) 551-8043.
                                                  The proceeds will be sent to
                                                  the existing ACH instructions
                                                     on the account and will
                                                  generally be received at your
                                                  bank two business days after
                                                    your request is received.
--------------------------------------------------------------------------------


                                        SIGNATURE GUARANTEES
--------------------------------------------------------------------------------
   A definition    A signature guarantee is required of a financial institution
                   to verify the   authenticity of the individual's signature.
                      It can usually be obtained from a broker, commercial or
                                   savings bank or credit union.
--------------------------------------------------------------------------------
 When do you need      A signature guarantee is needed when making a written
        one                     request for the following reasons:
                        1. When selling more than $50,000 work of shares;
                      2. When you want a check or bank wire sent to a name or
                       address that is not currently listed on the account;
                        3.  To sell shares from an account controlled by a
                         corporation, partnership, trust or fiduciary; or
                     4.  If your address was changed within the last 60 days.
--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT


MASTER/FEEDER STRUCTURE


The Portfolios are series of shares of   Nicholas-Applegate Mutual Funds (the
"Trust"). Unlike other mutual funds that acquire their securities directly, the Portfolios invest their assets in the Funds, which are series of Nicholas-Applegate Investment Trust (the "Master Trust"). This two-tier structure is known as a "master/ feeder" structure. One to five Portfolios, or feeder funds, each designated A, B, C, I or Q invest in each Fund. (For example a Portfolio seeking capital appreciation by investing in securities of issuers located in countries with emerging securities markets invests in the Emerging Countries
Fund.)   The major variations among the Portfolios that invest in the same
Fund are sales charges, expenses, and investment minimums. The Board of Trustees believes that the aggregate per share expenses of each Portfolio are no greater than the expenses that the Portfolio would incur if it retained the services of an investment adviser and invested assets directly into the types of
securities held by the Fund.   You can obtain more information about the A, B, C
and I Portfolios from your investment representative, or from Nicholas-Applegate Securities at telephone (800) 551-8643.


A Board of Trustees supervises the overall activities of the Master Trust. The Board selects an investment adviser, an administrator and a custodian for the Fund. The Board has the right to terminate these relationships and retain a different company if it believes it is in the best interests of the Master Trust.


A separate Board of Trustees supervise the overall activities of the Trust. It selects the Funds in which to invest, a distributor to market its shares to investors, a transfer agent, administrators and others to provide services. Individual investors purchase shares of the Portfolios through financial intermediaries or directly from the Trust.


Each Portfolio may withdraw its investment from the corresponding Fund at any time if the Board determines that it is in the best interests of the shareholders and only with approval of the Portfolio's shareholders. In that event, the Board of Trustees would consider alternative arrangements, such as investing a Portfolio's assets in another investment company with the same investment objectives as the Portfolio or hiring an investment manager to invest the assets in accordance with the Portfolio's investment policies.


A Portfolio may also be liquidated at any time.    The net proceeds of any
liquidation will be distribute to all shareholders of the Portfolio in proportion to their respective holdings.


Whenever a Portfolio is requested to vote, as shareholder, on a matter pertaining to the corresponding Fund, the Portfolio will hold a meeting of its shareholders so that shareholders can provide instructions. The Portfolio will
in turn vote in the same proportion as directed by the shareholders.   Approval
of changes in a Fund's investment objective, policies, and limitations by a majority of the Portfolios may require a non-assenting Portfolio to withdraw their investment in the Fund.

                             MASTER FEEDER STRUCTURE


                         -------------------------------

                                  SHAREHOLDERS

                         -------------------------------
                                        |
                                        |
                                        |  BUY SHARES IN
                                        |
                                       \/
                         -------------------------------

                                   PORTFOLIOS
                                       OF
                            NICHOLAS-APPLEGATE MUTUAL
                                      FUNDS
                         -------------------------------
                                        |
                                        |
                                        |  INVEST  IN
                                        |
                                       \/
                         -------------------------------

                                  MASTER FUNDS
                                       OF
                               NICHOLAS-APPLEGATE
                                INVESTMENT TRUST

                         -------------------------------
                                        |
                                        |
                                        |  INVEST IN
                                        |
                                       \/
                         -------------------------------

                                 STOCKS, BONDS &
                                OTHER SECURITIES

                         -------------------------------

INVESTMENT ADVISER COMPENSATION. Each Master Fund pays the Investment Adviser a fee pursuant to an investment advisory agreement. The Short Intermediate Fund pays at the annual rate of 0.30% of the first $250 million of the Fund's net assets and 0.25% of the average net assets in excess of $250 million. The Fully Discretionary Fund pays at the annual rate of 0.45% of the first $500 million of the Fund's average net assets, 0.40% of the next $250 million of net assets, and 0.35% of net assets in excess of $750 million. The Strategic Income and High Yield Bond Funds each pay at the annual rate of 0.60% of the Fund's net assets.

The Investment Adviser has agreed to waive or defer its management fees payable by the Funds, and to absorb other operating expenses of the Funds and the Portfolios, so that the expenses for the Portfolio will not exceed the following expense ratios on an annual basis through March 31, 1998: Short Intermediate - 0.35%; Fully Discretionary - 0.45%; Strategic Income and High Yield Bond - 075%. Each Portfolio will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Portfolio are less than the percentage limitation set forth above for any such year.

ADMINISTRATOR COMPENSATION. The Funds and the Portfolios pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Portfolio pays Nicholas-Applegate Capital Management an annual fee of .10% of net assets. Each Portfolio pays Investment Company Administration Corporation (ICAC) an annual fee of $5,000 - $35,000. In addition, each Fund pays ICAC a fee at an annual rate equal to 0.15% of net assets.

DISTRIBUTOR:
Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California  92101
(800) 551-8045

PORTFOLIO TRADES. The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that sell shares of the Portfolios or that provide research services to the Funds, but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and
completeness) and favorable price.    The Investment Adviser expects high annual
portfolio turnover up to 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.

INVESTMENT OBJECTIVE. Each Fund's and each Portfolio's investment objective is fundamental and may only be changed with shareholder approval.

DIVERSIFICATION.  All the Funds are diversified.

PORTFOLIO TEAMS
--------------------------------------------------------------------------------

Fixed Income


NAME


Fred S. Robertson, III, Partner,
Chief Investment Officer -  Fixed Income
Joined firm in 1995; 22 years prior investment experience with Criterion Investment Management Company and DuPont Chemical Pension Fund
M.B.A. - College of William and Mary; B.S. - Cornell University


James E. Kellerman, Partner
Portfolio Manager
Joined firm in 1995; 20 years prior investment experience with Criterion Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance Co.
M.B.A. - St. John's University;
B.B.A. - Susquehanna University


Catherine Somhegyi, Partner
Chief Investment Officer - Global Equity Management
Joined firm in 1987; prior investment
experience with Professional Asset Securities Inc.
and Pacific Century Advisers
M.B.A. and B.S. - University of Southern California

Alan J. Brochstein
Portfolio Manager
Joint firm in 1994; 8 years prior investment experience with CS First Boston Investment
Management Group and Kidder Peabody & Co.
B.A. - Northwestern University

MACOM S. DAY,  CFU
PORTFOLIO MANAGER
JOINED FIRM IN 1995; 3 YEARS PRIOR EXPERIENCE WITH PAYDEN & RYGOL
M.B.A.-UCLA; B.S. NORTHWESTERN UNIVERSITY


FULLY DISCRETIONARY
SHORT INTERMEDIATE

Sandra K. Durn
Portfolio Manager
Joined firm in 1994; prior experience at Science Solutions, Inc. and San Diego State University, economics department
M.A. - San Diego State University; B.A. - University of Maryland

Douglas Forsyth, CFA
Portfolio Manager
Joined firm in 1994; 3 years prior investment experience with AEGON USA
B.B.A. - University of Iowa

Susan Malone
Portfolio Manager
Joined firm in 1996; 7 years prior investment experience with BEA Associates M.B.A. - New York University; B.S. - Carnegie Mellon University

David A. Smith
Portfolio Manager
Joined firm in 1986; 13 years prior investment experience with Salomon Brothers; Goldman Sachs and Kidder Peabody & Co.
M.B.A. - Wharton School of Finance (University of Pennsylvania); B.S. and B.A. - Brown University

FUND

Fully Discretionary
Short Intermediate
High Yield
Strategic Income

Fully Discretionary
Short Intermediate

Strategic Income


Strategic Income


High Yield
Strategic Income

Ashvin Syal, CFA
Portfolio Manager
Joined firm in 1996; 6 years prior investment experience with Payden & Rygel
M.B.A. - University of California, Los Angeles;
M.M.S. and B.S. - University of Bombay


Fully Discretionary

Strategic Income

Strategic Income

Strategic Income

RISK FACTORS AND SPECIAL CONSIDERATIONS

--------------------------------------------------------------------------------

MUTUAL FUND CONSIDERATIONS IN GENERAL


Prospective investors should know that any mutual fund investment is subject to normal market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Portfolios as a long-term investment.

GLOBAL INVESTING CONSIDERATIONS

CURRENCY FLUCTUATIONS
Because the assets of each Fund (except the Short Immediate Fund) may be invested in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Funds in local foreign cur-rencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Funds. The value of a foreign security generally tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency.
The Funds may incur costs in connection with conversions between currencies.


SOCIAL, POLITICAL AND ECONOMIC FACTORS
The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. Such instability may result from, among other things, the following: authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relations with neighboring countries; and drug trafficking. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.


The economies of foreign countries may differ favorably or unfavorably and significantly from the economy of the United States in such respects as the rate of growth of gross domestic product, rate of inflation, currency depreciation, savings rates, fiscal balances, and balance of payments positions. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds. For example, a foreign country could nationalize an entire industry. In such a case, the Funds may not be fairly compensated for their losses and might lose their entire investment in the country involved.

The economies of certain foreign countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist legislation could have a significant adverse effect on the securities markets of these countries. Some foreign countries (mostly in Africa and Latin America) are large debtors of commercial banks, foreign governments, and supranational organizations. These obligations, as well as future restructuring of debt, may affect the economic performance and political and social stability of these countries.

INFLATION
Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of
inflation.   Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

MARKET CHARACTERISTICS

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States.
The limited liquidity of certain securities markets may affect the ability of a Fund to buy and sell securities at the desired price and time. In addition, the securities markets of some foreign countries are susceptible to being influenced by large investors trading significant blocks of stocks.


Trading practices in certain foreign countries are also significantly different from those in the United States. Local commercial, corporation and securities laws govern the sale and resale of securities, and certain restrictions may apply. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of a Fund are not fully invested, or it could result in the Fund being unable to sell a security in a falling market.


GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

LOWER RATED SECURITIES CONSIDERATIONS

The Strategic Income   High Yield Bond and Fully Discretionary Fixed Income
Funds each invest in debt and convertible securities rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to more risk than higher rated securities.



Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securities, which react primarily to movements in the past level of interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.


In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than that of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired time and price.


As of fiscal year ended March 31, 1997, the following Funds owned as a percentage of their total values lower- rated debt securities in the following
amounts:  Strategic Income -- BB - 3.55%; B - 21.81; CCC - 4.96;   High Yield
Bond Fund -- BB - 11.32%; B - 67.11%; CCC - 10.71%. A description of the rating categories is contained in this prospectus.


THE FUNDS' INVESTMENTS

CORPORATE DEBT SECURITIES.
Each Fund may invest in corporate debt securities. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline.

The Short Intermediate and Fully Discretionary Funds will purchase debt obligations only if they are deemed investment grade -- that is, they carry a rating of at least BAA from Moody's or BBB from Standard and Poor's, or comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated BBB or Baa may have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. A description of these ratings is contained in this prospectus.


U.S. GOVERNMENT SECURITIES
U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes, and bonds, and in obligations of U.S. Government agencies or instrumentalities, such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association (GNMA), and the Student Loan Marketing Association (ENMA). Certain government securities, such as GNMA mortgage-related securities, are backed by the full faith and credit of the U.S. Government. Other securities, such as FNMA, are backed by the credit of the agency or instrumentality issuing the obligation but not by the full faith and credit of the U.S. Government.


MORTGAGE RELATED SECURITIES
Each Fund may invest in mortgage- related securities.


Collateralized mortgage obligations (CMOs) are debt obligations collateralized by a pool of mortgage loans or mortgage pass-through securities. Typically CMOs are collateralized by certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities, such as GNMA. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks, and savings associations, and are either insured by the Federal Housing Administration or the Veterans Administration. Timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.


In a CMO, a series of bonds are issued in multiple classes referred to as a "tranche." Each tranche is issued at a fixed or floating coupon rate and has a stated maturity or final distribution date. The principal of and interest on the underlying mortgage assets may be allocated among the several tranches in innumerable ways. The Funds intend to invest only in those tranches that have
the   most stable flows from principal and interest payments.


Because the mortgages underlying   mortgage-related securities may be prepaid
without penalty or premium, mortgage- related securities are generally subject to higher prepayment risks than those of most other types of debt instruments. Prepayment risks tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable mortgage rates. Accordingly, mortgage related securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same maturity and may also have less potential for capital appreciation.

ASSET BACKED SECURITIES
The non-mortgage related asset-backed securities in which the Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivable and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

The credit characteristic of asset- backed securities differs in a number of respects from that of traditional debt securities. Asset backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities. Accordingly, the credit quality of most asset- backed securities depends on the credit quality of the underlying assets.

EQUITY SECURITIES.
Each of the Funds may buy equity securities, including common stocks, convertible securities, and warrants. Equity securities represent an ownership in a company. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

CONVERTIBLE SECURITIES.
Each Fund may invest in convertible securities. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

INVESTMENT COMPANY SECURITIES.
Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company's advisory and operational expenses.

ILLIQUID SECURITIES.
Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered in the under U.S. securities laws, cannot be offered for public sale in the U.S. without first being registered under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold.

TEMPORARY INVESTMENTS.
The Funds may from time to time on a temporary basis to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture, invest all of their assets in short-term instruments. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

MUNICIPAL SECURITIES.
Although the Portfolios are intended primarily for tax-exempt institutional investors and will be managed without regard to potential tax considerations, each Fund may invest up to 5% of its net assets in tax-exempt securities such as state and municipal bonds if the Investment Adviser believes they will provide competitive returns.

ZERO COUPON SECURITIES.
Each of the Funds may invest up to 50% of its net assets in "zero coupon" securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. Zero coupon securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon securities accretes at a stated yield until the securities reaches its face amount at maturity. Federal income tax law requires the holder of a zero coupon security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Fund will be required to distribute income accrued with respect to zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

THE FUNDS' INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS.
Each Fund may enter into repurchase agreements. The purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees of the Master Trust.

SHORT SALES.
The Strategic Income and High Yield Bond Funds may maintain short  positions in
securities.   A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS.
Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

BORROWING.
Each Fund may borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes, such as to provide cash for redemption requests without having to sell portfolio securities at an inopportune time. Each Fund may also borrow money through reverse repurchase agreements, uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets.

As a consequence of borrowing, a Fund will incur obligations to pay interest, resulting in an increase in expenses.

SECURITIES LENDING.
Each Fund may lend securities to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities, letters of credit or any combination thereof. The Fund might experience loss if the financial institution defaults on the loan.

FOREIGN CURRENCY TRANSACTIONS
Each Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions.

Each Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

OPTIONS
The Funds may deal in options on securities, securities indices and foreign currencies. The Funds may use options to manage stock prices, interest rate and currency risks. A Fund may not purchase or sell options if more than 25% of its
net assets would be hedged.   The Funds (except Short Intermediate) may also
write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

FUTURES AND OPTIONS ON FUTURES
The Funds may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities, except for the Short Intermediate and Fully Discretionary Funds, for hedging purposes only. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS
When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the portfolio. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market movements. In these events, a Fund could lose money on the futures contracts or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.

NON-HEDGING STRATEGIC TRANSACTIONS (STRATEGIC INCOME FUND)
Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency, or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Strategic Income Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is no involved. The Fund's net loss exposure resulting from transactions entered into for such purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps," and to the same types of risks as described under "Special Hedging Considerations."

CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NEW ACCOUNT FORM (NON-IRA)

FIXED INCOME INSTITUTIONAL PORTFOLIOS


(FOR AN IRA ACCOUNT APPLICATION, CALL 800-551-8043


MAIL TO:
Nicholas|Applegate Mutual Funds
PO Box 8326
Boston, MA 02266-8326

1.  YOUR ACCOUNT REGISTRATION

Please Print. Complete One Section Only. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT

--------------------------------------------------------------------------------
First Name                  Middle Initial                         Last Name

      -       -
-----   -----   ------
Social Security Number

--------------------------------------------------------------------------------
Joint Tenant (if any)       Middle Initial                         Last Name

      -       -
-----   -----   ------
Social Security Number


/ / GIFT OR TRANSFER TO MINOR (UGMA/UTMA)



--------------------------------------------------------------------------------
Custodian's First Name (only one)                                 Middle Initial

--------------------------------------------------------------------------------
Last Name          Social Security Number



--------------------------------------------------------------------------------
Minor's First Name (only one)       Middle Initial                     Last Name


--------------------------------------------------------------------------------
Minor's State of Residence   Minor's Date of Birth   Minor's Social Security
Number



/ / TRUST, CORPORATION, PARTNERSHIP, OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)






--------------------------------------------------------------------------------
Name of Trust, Corporation or Other Entity

--------------------------------------------------------------------------------
Trustee Name(s) or Type of Entity                        Date of Trust Agreement

--------------------------------------------------------------------------------
Name of Beneficiary (optional)                    Taxpayer Identification Number


2.  YOUR ADDRESS
Do you have any other identically registered Nicholas|Applegate accounts? / / Yes / / No


CITIZENSHIP:
/ / U.S. / / Resident Alien  / / Non-resident Alien
                                                  ----------------------------
                                                  specify country (if not U.S.)

--------------------------------------------------------------------------------
Street Address or PO Box Number                   Apartment Number

--------------------------------------------------------------------------------
CITY                                           STATE                         ZIP

--------------------------------------------------------------------------------
Area Code           Home Phone

--------------------------------------------------------------------------------
Area Code           Business Phone


3.  YOUR INVESTMENT


-Please select your fund choices and appropriate share class


-See prospectus for investment minimums.


                                            CLASS                        AMOUNT
--------------------------------------------------------------------------------
Short-Intermediate Fixed               I(182) / /                    $
Income
--------------------------------------------------------------------------------
Fully Discretionary Fixed              I(183) / /                    $
Income
--------------------------------------------------------------------------------
Strategic Income                       I(752) / /                    $

--------------------------------------------------------------------------------
High-Yield Bond                        I(377) / /                    $

--------------------------------------------------------------------------------
Other                                                                $

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Total                                                                $

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4.  YOUR METHOD OF PAYMENT


/ / By Check:  Payable to Nicholas|Applegate Mutual Funds
(third party checks will not be accepted)


/ / By Wire:  Please call 1-800-551-8043 for your account number

/ / By Exchange:  Portfolio from which you are exchanging

--------------------------------------------------------

/ / By   Confirm   Trade   Order:    Trade Order #
                                                 ------------------------------

5.  YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS

Distributions will automatically be reinvested in additional shares or your Fund(s) unless you check the box(es) below.



DIVIDENDS (check one) / / Reinvest          / / Cash
Capital Gains (check one)    / / Reinvest   / / Cash




/ / Cross Fund Reinvestment + (optional) --Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Portfolio.



From
---------------------------------------------------
                                   (Portfolio Name)

To
---------------------------------------------------
                                   (Portfolio Name)




+ Must be same account type and class of shares. Must be a $5,000 minimum account value for this service.



6.  TELEPHONE REDEMPTIONS AND EXCHANGES


This allows you to use the telephone to redeem or exchange shares, unless you check to box below.



Redemptions will be made payable to the registered owners(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.



/ / I do not want telephone redemption privilege.



/ / I do not want telephone exchange privilege.




7.  SYSTEMATIC INVESTMENT- TO MY MUTUAL FUND ACCOUNT VIA ACH



/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Information" (Section 10).




-----------------------------------------------------------
Fund Name           Amount ($50 minimum)     Day*




-----------------------------------------------------------
Monthly                      Quarterly (Jan/April/July/Oct)



-----------------------------------------------------------
Fund Name           Amount ($50 minimum)    Day*



-----------------------------------------------------------
Monthly                      Quarterly (Jan/April/July/Oct)




* IF YOU DO NOT PROVIDE A DATE, THEN IT WILL BE THE 15TH OF THE MONTH.



8. SYSTEMATIC EXCHANGES-FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER.



/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another. (MUST BE SAME SHARE CLASS AND REGISTRATION.)



From:

--------------------------------------------------------------------------------
         Fund Name                Amount ($50 MINIMUM,           $5,000 MINIMUM

--------------------------------------
ACCOUNT VALUE)    Day*         Monthly



Quarterly (Jan/April/July/Oct)




------------------------------
Account Number (IF KNOWN)




To:



--------------------------------------------------------------------------------
         Fund Name                         Amount ($50 MINIMUM,  $5,000 MINIMUM


-----------------------------------------------
ACCOUNT VALUE)      Day*                Monthly



Quarterly (Jan/April/July/Oct)




------------------------------
Account Number (IF KNOWN)




*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.




9.  SYSTEMATIC WITHDRAWAL-FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK



/ / Check this box to withdraw on a regular basis from my muitual fund account. Please complete "Checking Account Information" below (SECTION 10).





BY ACH TO MY BANK ACCOUNT




--------------------------------------------------------------------------------
Fund Name      Amount ($50 minumum, $5,000 min. account value)              Day*


Monthly Quarterly (Jan/April/July/Oct)




BY CHECK (DO NOT NEED TO COMPLETE SECTION 11)

--------------------------------------------------------------------------------
Fund Name        Amount ($50 minumum, $5,000 min. account value)         Day* 15


Monthly  Quarterly (Jan/April/July/Oct)




SEND PROCEEDS TO:



/ / Address of record




/ / Special Payee (LIST BELOW)




-------------------------------------------------------
First Name        Middle Initial              Last Name



-------------------------------------------------------
Address          City           State           Zip




* IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.




10. CHECKING ACCOUNT INFORMATION - FOR ACH OR REDEMPTIONS BY WIRE



Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.




-----------------------------
Name of Institution



--------------------------------------------------------------------
Address                      City                State          Zip




--------------------------------------------
Bank ABA Number         Bank Account Number




---------------------------------------------------------------------
Any joint owner of your bank account who is NOT a joint owner of your portfolio account(s) must sign above.





11. DUPLICATE STATEMENTS



/ / I wish to have a duplicate statement sent to the interested party listed below.





-----------------------------------------------------------------------------
Name of interested party



--------------------------------------------------------------------
Address                 City                State               Zip

                                                      (SEE REVERSE)
--------------------------------------------------------------------






12. SIGNATURES


BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:


- I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.

- I authorize the Nicholas-Applegate Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.

- I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.

- I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.

- I understand that mutual funds involve risks, including possible loss of principal.


I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:

1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, the Nicholas-Applegate Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)

2. / / I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.

    / / I am currently subject to IRS Backup Withholding.

I agree that neither Nicholas-Applegate Securities, the Funds, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.


--------------------------------------------------------------------------------
Shareowner, Custodian, Trustee or Authorized Officer                        Date


--------------------------------------------------------------------------------

Joint Qwner, Custodian, Trustee or Authorized Officer                       Date

FOR MORE INFORMATION

Two documents are available
that offer further information
on the Nicholas/Applegate
Mutual Funds:


ANNUAL/SEMI-ANNUAL
REPORTS TO
SHAREHOLDERS

Includes financial statements,
detailed performance
information, portfolio holdings,
a statement from portfolio
management, and the auditor's
report.

STATEMENT OF
ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed
information on all aspects of the
Portfolios.

A current SAI has been filed
with the Securities and
Exchange Commission
and is incorporated by reference
into this prospectus.

To request a free copy of the
current annual/semi-annual
report or SAI, please call or
write:

Nicholas Applegate Mutual
Funds
P.O. Box 82169
San Diego, CA  92138-2169
Telephone:  (800) 551-8643





NICHOLAS | APPLEGATE

600 West Broadway
San Diego, California 92101
800 - 551 - 8045
Nicholas-Applegate Securities, Distributor www.nacm.com

                NICHOLAS-APPLEGATE-Registered Trademark- MUTUAL FUNDS
                               INSTITUTIONAL PORTFOLIOS
                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA  92101
                                    (800) 551-8643

                         STATEMENT OF ADDITIONAL INFORMATION

                                    July 22, 1997

Nicholas-Applegate Mutual Funds (the "Trust") is an open-end management investment company currently offering a number of separate diversified portfolios. This Statement of Additional Information contains information regarding sixteen of these portfolios (each a "Portfolio" and collectively the "Portfolios"): Nicholas-Applegate Large Cap Institutional Portfolio (the "Large Cap Portfolio"); Nicholas-Applegate Core Growth Institutional Portfolio (the "Core Growth Portfolio"); Nicholas-Applegate Emerging Growth Institutional Portfolio (the "Emerging Growth Portfolio"); Nicholas-Applegate Mini Cap Institutional Portfolio (the "Mini Cap Portfolio"); Nicholas-Applegate Income & Growth Institutional Portfolio (the "Income & Growth Portfolio"); Nicholas-Applegate Balanced Growth Institutional Portfolio (the "Balanced Portfolio"); Nicholas-Applegate International Core Growth Institutional Portfolio (the "International Core Growth Portfolio"); Nicholas-Applegate Worldwide Growth Institutional Portfolio (the "Worldwide Portfolio"); Nicholas-Applegate International Small Cap Growth Institutional Portfolio (the "International Small Cap Growth Portfolio"); Nicholas-Applegate Global Growth & Income Institutional Portfolio (the "Global Growth & Income Portfolio"); Nicholas-Applegate Emerging Countries Institutional Portfolio (the "Emerging Countries Portfolio"); Nicholas-Applegate Short-Intermediate Institutional Portfolio (the "Short-Intermediate Portfolio"); Nicholas-Applegate Fully Discretionary Institutional Portfolio (the "Fully Discretionary Portfolio"); Nicholas-Applegate Strategic Income Institutional Portfolio (the "Strategic Income Portfolio"); and Nicholas-Applegate High Yield Bond Institutional Portfolio (the "High Yield Bond Portfolio"). The various portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of the Nicholas-Applegate Investment Trust (the "Master Trust"), an open-end management investment company organized as a Delaware business trust.


         The various Portfolios of the Trust may from time to time be collectively referred to as the "Nicholas-Applegate Advisory Portfolios."

         This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Portfolios' Prospectuses and should be read in conjunction with such Prospectuses. The Prospectuses may be obtained without charge by calling or writing the Trust at the address and phone number written above.

                                  TABLE OF CONTENTS

                                                                        Page

General Information. . . . . . . . . . . . . . . . . . . . . . . .       B-2
Investment Objectives, Policies and Risks. . . . . . . . . . . . .       B-2
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . .       B-25
Principal Holders of Securities. . . . . . . . . . . . . . . . . .       B-28
Trustees and Principal Officers. . . . . . . . . . . . . . . . . .       B-30
Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . .       B-33
Administrator. . . . . . . . . . . . . . . . . . . . . . . . . . .       B-35
Distributor. . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-36
Portfolio Transactions and Brokerage . . . . . . . . . . . . . . .       B-36
Purchase and Redemption of Portfolio Shares. . . . . . . . . . . .       B-38
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . .       B-39
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . .       B-41
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . .       B-42
Performance Information. . . . . . . . . . . . . . . . . . . . . .       B-46
Custodian, Transfer and Dividend Disbursing Agent,
  Independent Auditors and Legal Counsel . . . . . . . . . . . . .       B-55
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . .       B-55
Appendix A - Description of Securities Ratings . . . . . . . . . .        A-1

                                 GENERAL INFORMATION


       The Trust and the Master Trust were organized in December 1992 as business trusts under the laws of Delaware. The Trust offers shares of numerous portfolios with differing sales load, shareholder service plan and distribution plan arrangements, including Series A portfolios, Series B portfolios, Series C portfolios, Institutional portfolios and Qualified portfolios. This Statement of Additional Information contains information regarding the sixteen Portfolios identified on the cover page.


        The Master Trust offers shares of sixteen separate series (each a "Fund" and collectively the "Funds") to the Portfolios and other investment companies and institutional investors, including the following: the Nicholas-Applegate Large Cap Growth Fund (the "Large Cap Growth Fund"), in which the Large Cap Portfolio invests; the Nicholas-Applegate Core Growth Fund (the "Core Growth Fund"), in which the Core Growth Portfolio invests; the Nicholas-Applegate Value Fund (the "Value Fund"), in which the Value Portfolio invests; the Nicholas-Applegate Emerging Growth Fund (the "Emerging Growth Fund"), in which the Emerging Growth Portfolio invests; the Nicholas-Applegate Mini Cap Fund (the "Mini Cap Fund"), in which the Mini Cap Portfolio invests; the Nicholas-Applegate Income & Growth Fund (the "Income & Growth Fund"), in which the Income & Growth Portfolio invests; the Nicholas-Applegate Balanced Fund (the "Balanced Fund"), in which the Balanced Growth Portfolio invests; the Nicholas-Applegate International Core Growth Fund (the "International Core Growth Fund"), in which the International Core Growth Portfolio invests; the Nicholas-Applegate Worldwide Growth Fund (the "Worldwide Fund"), in which the Worldwide Portfolio invests; the Nicholas-Applegate International Small Cap Growth Fund (the "International Small Cap Growth Fund"), in which the International Small Cap Growth Portfolio invests; the Nicholas-Applegate Global Growth & Income Fund (the "Global Growth & Income Fund"), in which the Global Growth & Income Portfolio invests; the Nicholas-Applegate Emerging Countries Fund (the "Emerging Countries Fund"), in which the Emerging Countries Portfolio invests; the Nicholas-Applegate Short-Intermediate Fund (the "Short-Intermediate Fund"), in which the Short-Intermediate Portfolio invests; the Nicholas-Applegate Fully Discretionary Fund (the "Fully Discretionary Fund"), in which the Fully Discretionary Portfolio invests; the Nicholas-Applegate Strategic Income Fund (the "Strategic Income Fund"), in which the Strategic Income Portfolio invests; and the Nicholas-Applegate High Yield Bond Fund (the "High Yield Bond Fund"), in which the High Yield Bond Portfolio invests.


                      INVESTMENT OBJECTIVES, POLICIES AND RISKS

        As each Portfolio seeks to achieve its investment objective by investing all of its assets in a corresponding Fund with the same investment objective as the Portfolio, the following discussion describes the various investment policies and techniques employed by the Funds. There can be no assurance that any of the Funds or Portfolios will achieve their investment objectives.


EQUITY SECURITIES OF GROWTH COMPANIES

        Each Fund may invest in equity securities of domestic and foreign companies, the earnings and stock prices of which are expected by the Master Trust's Investment Adviser to grow at an above-average rate. Such investments will be diversified over a cross-section of industries and individual companies. For the Mini Cap Fund substantially all of these companies will be, and for the other funds (except the Large Cap Fund) some of these companies will be, organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

PREFERRED STOCK

       Each Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings.
Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rate rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES AND WARRANTS


       Each Fund may invest in convertible securities and warrants. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.



        The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it
into the underlying common stock or sell it to a third party.   Rating
requirements do not apply to convertible debt securities purchased by the Funds.


       As a matter of operating policy, no Fund will invest more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

SYNTHETIC CONVERTIBLE SECURITIES

       The Large Cap Growth, Income & Growth, Value, International Core Growth, Global Growth & Income, Strategic Income and High Yield Bond Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

EURODOLLAR CONVERTIBLE SECURITIES

       The Income & Growth, International Core Growth, Worldwide Growth, International Small Cap Growth, Global Growth & Income, Emerging Countries, Strategic Income and High Yield Bond Funds may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Each Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.


EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

       The Short-Intermediate, Fully Discretionary, Strategic Income and High Yield Bond Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investment Considerations."




RISKS OF INVESTING IN DEBT SECURITIES


       There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.


       Securities with ratings below "Baa" and/or "BBB" are commonly referred to as "junk bonds." Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:


       SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Funds' asset values.

       PAYMENT EXPECTATIONS. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.


       LIQUIDITY AND VALUATION. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Investment Adviser's ability to accurately value high yield bonds and the Funds' assets and hinder the Funds' ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

       CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Investment Adviser must monitor the issuers of high yield bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests. The Income & Growth and Balanced Funds will not retain more than 35% of their respective net assets in non-investment grade debt securities, and the other Funds will not retain more than 5% of their respective net assets in such securities.


SHORT-TERM INVESTMENTS

       Each Fund may invest in any of the following securities and instruments:


       BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS.
The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.


       A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of
U.S. domestic issuers.  See "Foreign Investments" below.   Domestic banks and
foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the
banking industry.    Federal and state laws and regulations require domestic
banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.


       In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

       SAVINGS ASSOCIATION OBLIGATIONS. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

       COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

       Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-l" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Adviser to be of comparable quality. These rating symbols are described in Appendix A.

       Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.




GOVERNMENT OBLIGATIONS


       Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

       The International Core Growth, Worldwide, International Small Cap Growth, Global Growth & Income, Emerging Countries, Short-Intermediate, Fully Discretionary, Strategic Income and High Yield Bond Funds may invest in sovereign debt obligations of foreign countries. A number of factors affect a sovereign debtor's willingness or ability to repay principal and interest in a timely manner , including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.


MUNICIPAL SECURITIES

       The Short-Intermediate and Fully Discretionary Funds may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

       In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

       The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

       Both Funds may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of a Fund.

       Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

       MORAL OBLIGATION SECURITIES. Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

       INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Both Funds may invest in tax-exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

       MUNICIPAL LEASE OBLIGATIONS. Both Funds may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.

In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.


       Both Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Investment Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

       SHORT-TERM OBLIGATIONS. Both Funds may invest in short-term municipal obligations These securities include the following:

       Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

       Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

       Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

       Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

       Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

ZERO COUPON SECURITIES

       The Income & Growth, Balanced, Global Growth & Income, Short-Intermediate, Fully Discretionary, Strategic Income and High Yield Bond Funds may each invest up to 35% of its net assets in zero coupon securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. Zero coupon securities may be issued by the U.S. Treasury or by a U.S. Government agency, authority or instrumentality (such as the Student Loan Marketing Association or the Resolution Funding Corporation). Zero coupon securities are sold at a substantial discount from face value and redeemed at face value at their maturity date without interim cash payments of interest and principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater volatility as a result of changes in prevailing interest rates than interest paying investments in which the Funds may invest. Because income on such securities is accrued on a current basis, even though the Funds do not receive the income currently in cash, the Funds may have to sell other portfolio investments to obtain cash needed by the related Portfolios to make income distributions.

PARTICIPATION INTERESTS

       The Strategic Income and High Yield Bond Funds may invest in participation interests, subject to the limitation on investments by the Funds in illiquid investments. Neither Fund currently intends to invest more than 5% of its net assets in such interests. Participation interests represent an undivided interest in or assignment of a loan made by an issuing financial institution. No more than 5% of a Fund's net assets can be invested in participation interests of the same issuing borrower. Participation interests are primarily dependent upon the financial strength of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, a Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Investment Adviser has set certain creditworthiness standards for issuers of loan participations and monitors their creditworthiness.

VARIABLE AND FLOATING RATE INSTRUMENTS


       Each Fund may acquire variable and floating rate instruments.   Credit
rating agencies frequently do not rate such instruments; however, the Investment Adviser under guidelines established by the Master Trust's Board of Trustees will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. In making such determinations, the
Investment Adviser   considers the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.


INDEX AND CURRENCY-LINKED SECURITIES

       The Strategic Income and High Yield Bond Funds may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

       Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

MORTGAGE-RELATED SECURITIES

       Each Fund (other than the Value, International Core Growth,
International Small Cap Growth, Emerging Countries and Large Cap Funds) may invest in mortgage-related securities. Mortgage-related securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Government Fund may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

       U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

       The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

       Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

       Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

       COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). A domestic or foreign CMO in which the Short-Intermediate, Fully Discretionary, Strategic Income and High Yield Bond Funds may invest is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

       CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.

       FOREIGN MORTGAGE-RELATED SECURITIES. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

"ROLL" TRANSACTIONS

       The Short-Intermediate, Fully Discretionary, Strategic Income and High Yield Bond Funds may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitment agreements, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.


       A Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund . To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. A Fund will not enter into roll transactions if, as a result, more than 15% of the Fund's net assets would be segregated to cover such contracts.


FOREIGN INVESTMENTS

       Each Fund (other than the Value Fund) may invest in securities of foreign issuers that are not publicly traded in the United States. Each Fund may also invest in depository receipts.

       The United States Government from time to time has imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Funds. If such restrictions should be reinstituted, it might become necessary for such Funds to invest substantially all of their assets in United States securities. In such event, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Portfolios' investment objectives and policies, investment of all of the Portfolios' assets in another investment company with different investment objectives and policies than the Funds, or hiring an investment adviser to manage the Portfolios' assets. However, a Portfolio would adopt any revised investment objective and fundamental policies only after approval by the shareholders holding a majority (as defined in the Investment Company Act) of the shares of the Portfolio.

       DEPOSITORY RECEIPTS.   Each of the Funds may invest in American
Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuers. ADRs, in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Value, International Core Growth, Worldwide, International Small Cap Growth, Global Growth & Income, Large Cap, Short-Intermediate, Fully Discretionary, Strategic Income and High Yield Bond Funds may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which, in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency, although the underlying security may be subject to foreign government taxes which would reduce the yield on such securities.

       RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:



       MARKET CHARACTERISTICS.   Settlement practices for transactions in
foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.


       Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.


       LEGAL AND REGULATORY MATTERS.   In addition to nationalization, foreign
governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.


       TAXES. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolios' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Funds.

       COSTS. The expense ratios of the Funds are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

       In considering whether to invest in the securities of a foreign company, the Investment Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's assessment of prevailing market, economic and other conditions.


SECURITIES SWAPS

       The International Core Growth, Worldwide, International Small Cap Growth, Global Growth & Income and Emerging Countries Funds may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.


OPTIONS ON SECURITIES AND SECURITIES INDICES

       PURCHASING PUT AND CALL OPTIONS. Each Fund (other than the Value and Short-Intermediate Funds) is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. The Funds will engage in trading of such derivative securities exclusively for hedging purposes.

       If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.



       If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.


       Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Adviser believes there is an active secondary market to facilitate closing transactions.

       WRITING CALL OPTIONS. Each Fund (other than the Value, Balanced and Short-Intermediate Funds) may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.


       Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.



       A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.



       STOCK INDEX OPTIONS. Each Fund (other than the Value, Balanced, Short-Intermediate and Fully Discretionary Funds) may also purchase put and call
options with respect to the S&P 500 and other stock indices.   The Funds may
purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.



       The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.



       Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index , such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an
option it holds, which could result in substantial losses to the Fund.   The
Funds purchase put or call options only with respect to an index which the Investment Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.


       RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

       A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the corresponding Portfolio as a regulated investment company. See "Dividends, Distributions and Taxes."


       In addition, foreign options exchanges do not afford to participants many of the protections available in United States option exchanges . For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.



       DEALER OPTIONS. Each Fund (other than the Value, Income & Growth, Balanced and Short-Intermediate Funds) may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option . Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.



       Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer . Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer . While the Fund seeks to enter into
dealer options only with dealers who will agree to and   can enter into closing
transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.



       The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.
With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.


FOREIGN CURRENCY OPTIONS


       The International Core Growth, Worldwide, International Small Cap
Growth, Global Growth & Income, Emerging Countries, Fully Discretionary, Strategic Income, High Yield Bond and Large Cap Funds may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.



       As with other kinds of option transactions,  writing   options on
foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.


FORWARD CURRENCY CONTRACTS

       The International Core Growth, Worldwide, International Small Cap
Growth, Global Growth & Income, Emerging Countries, Fully Discretionary, Strategic Income, High Yield Bond and Large Cap Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

FUTURES CONTRACTS AND RELATED OPTIONS

       Each of the Funds (other than the Balanced Fund) may invest in futures contracts and (other than the Balanced and Short-Intermediate Funds) in options on futures contracts as a hedge against changes in market conditions or interest rates. Such Funds trade in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). Each such Fund segregates liquid assets in a separate account with its Custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures and options transactions.



       A Fund does not pay or receive funds upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Fund deposits in a segregated account with its Custodian liquid assets equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.



       The nature of initial margin in futures transactions differs from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming it satisfies all contractual obligations. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when the Fund purchases a stock index futures contract and the price of the underlying stock index rises, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund purchases a stock index futures contract and the price of the underlying stock index declines, the position will be less valuable requiring the Fund to make a variation margin payment to the broker.



       At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination
of variation margin is made on closing the position.   The Fund either pays or
receives cash, thus realizing a loss or a gain.


       STOCK INDEX FUTURES CONTRACTS. Each Fund (other than the Balanced Fund) may invest in futures contracts on stock indices. A stock index futures contracts is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold with respect to the S&P 500 Stock Price Index on the Chicago Mercantile Exchange, the Major Market Index on the Chicago Board of Trade, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Foreign financial and stock index futures are traded on foreign exchanges including the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

       INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. Each Fund (other than the Core Growth, Mini Cap, Emerging Growth and Balanced Funds) may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

       The sale of an interest rate or financial futures sale by a Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified
price.  A futures contract purchased by a Fund   obligates the Fund, as
purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.



       Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of
securities.   A Fund closes out  a futures contract sale  by  entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.


       The Funds deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Domestic interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and 90-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. International interest rate futures contracts are traded on the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

       FOREIGN CURRENCY FUTURES CONTRACTS. The Value, International Core Growth, Worldwide, International Small Cap Growth, Global Growth & Income, Emerging Countries, Fully Discretionary, Strategic Income, High Yield Bond and Large Cap Funds may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency Unit ("ECU"). Other foreign currency futures contracts are likely to be developed and traded in the future. The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

       RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

       To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Adviser believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.


        When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.


       In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Adviser may still not result in a successful hedging transaction over a very short time frame.

       Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

       Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


       Successful use of futures by a Fund depends on the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.


       In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

       OPTIONS ON FUTURES CONTRACTS. The Funds may purchase options on the futures contracts they can purchase or sell, as described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.


       Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).



       RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS.
Except as described below under "Non-Hedging Strategic Transactions," a Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to
the reduction of risks inherent in the ongoing management of the   Fund.  A Fund
may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. A Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.



       Upon the purchase of futures contracts, a Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.



       These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Master Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of a Fund.


       The extent to which a Fund may enter into futures and options transactions may be limited by the Internal Revenue Code requirements for qualification of the corresponding Portfolio as a regulated investment company. See "Taxes."

INTEREST RATE AND CURRENCY SWAPS

       For hedging purposes, the Strategic Income and High Yield Bond Funds may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. The Short-Intermediate and Fully Discretionary Funds may enter into interest rate swap transactions and purchase or sell interest rate caps and floors, and the Fully Discretionary Fund may enter into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

       A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Master Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

       A Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps, and caps and floors purchased by a Fund are considered to be illiquid assets.

       INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

       CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

       SWAP OPTIONS. The Strategic Income and High Yield Bond Funds may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

       CAPS AND FLOORS. The Strategic Income and High Yield Bond Funds may invest in interest rate and currency caps and floors. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

       RISKS ASSOCIATED WITH SWAPS. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

NON-HEDGING STRATEGIC TRANSACTIONS

       Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Short-Intermediate, Fully Discretionary and Strategic Income Funds may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. Each Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

REPURCHASE AGREEMENTS

       Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.

REVERSE REPURCHASE AGREEMENTS

       The Strategic Income and High Yield Bond Funds may enter into reverse repurchase agreements, which involve the sale of a security by a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with the Custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the 1940 Act, these agreements are considered borrowings by the Funds, and are subject to the percentage limitations on borrowings described below. The agreements are subject to the same types of risks as borrowings.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

       Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

       The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

       A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

       The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

BORROWING

       Short sales "not against the box" and roll transactions are considered borrowings for purposes of the percentage limitations applicable to borrowings.



       The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.



       The Trust has entered into a Credit Agreement on behalf of its various series, including the Portfolios, with several banks and The Chase Manhattan Bank, as administrative agent for the lenders, to borrow up to $75,000,000 from time to time to satisfy shareholder redemption requests without the necessity of requiring the Funds to sell portfolio securities, at times when the Investment Adviser believes such sales are not in the best interests of the shareholders of the Portfolios or other series of the Trust, in order to provide the Portfolios or such other series with cash to meet such redemption requests. The Credit Agreement expires on April 10, 1998, unless renewed by the parties.


       Under the Credit Agreement, each Portfolio may borrow, repay and reborrow amounts (collectively, the "Revolving Credit Loans") in increments of $50,000, provided the Revolving Credit Loans outstanding at any time aggregate at least $350,000 (the "Credit Facility"). The Trust will pay a commitment fee at the rate of 0.10% per annum of the average daily unused portion of the Credit Facility, and may at any time terminate the Credit Agreement or reduce the lenders' commitment thereunder in increments of $2,500,000.


       While outstanding, the Revolving Credit Loans bear interest, fluctuating daily and payable monthly, at either of the following rates or a combination thereof, at the Trust's option: (i) at the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System arranged by federal funds brokers, plus 0.625% per annum; or
(ii) the prime rate of interest of The Chase Manhattan Bank. If, as a result of changes in applicable laws, regulations or guidelines with respect to the capital adequacy of any lender, the return on such lender's capital is reduced, the Trust may be required to adjust the rate of interest to compensate such lender for such reduction. Each Revolving Credit Loan is payable in thirty days, and may be prepaid at any time in increments of $100,000 without premium or penalty. No Portfolio is liable for repayment of a Revolving Credit Loan to any other Portfolio.


       The Credit Agreement contains, among other things, covenants that require each Portfolio to maintain certain minimum ratios of debt to net worth; limit the ability of the Trust to incur other indebtedness and create liens on its assets or guarantee obligations of others; merge or consolidate with, or sell its assets to, others; make material changes in its method of conducting business; make distributions to shareholders in excess of the requirements of Subchapter M of the Internal Revenue Code in the event of a default under the Credit Agreement; or make changes in fundamental investment policies. The Credit Agreement also contains other terms and conditions customary in such agreements, including various events of default.

LENDING PORTFOLIO SECURITIES


       Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must satisfy the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code.


SHORT SALES


       The Core Growth, Mini Cap, Emerging Growth, Worldwide, International Small Cap Growth, Strategic Income and High Yield Bond Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.



       In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security , the proceeds of the short
sale are retained by the broker, and the Fund   must pay to the broker a
negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).



       Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.


       If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

       A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

       In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the Investment Company Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Master Trust's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

       The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the corresponding Portfolio as a regulated investment company. See "Dividends, Distributions and Taxes."

ILLIQUID SECURITIES


       Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Master Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

       The Emerging Countries Fund may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

INVESTMENT TECHNIQUES AND PROCESSES

       The Investment Adviser's investment techniques and processes, which it has used in managing institutional portfolios for many years, are described generally in the Portfolios' prospectus. In making decisions with respect to equity securities for the Funds, growth over time-Registered Trademark- is the Investment Adviser's underlying goal, and the Investment Adviser emphasizes growth over time through investment in securities of companies with earnings growth potential. Its investment techniques focus on discovering positive developments when they first show up in an issuer's earnings, but before they are fully reflected in the price of the issuer's securities.

       As indicated in the Portfolios' prospectus, the Investment Adviser's techniques and processes include relationships with an extensive network of brokerage research firms located throughout the world. These analysts are often located in the same geographic regions as the companies they follow, have followed those companies for a number of years, and have developed excellent sources of information about them. The Investment Adviser does not employ in-house analysts other than the personnel actually engaged in managing investments for the Funds and the Investment Adviser's other clients. However, information obtained from a brokerage research firm is confirmed with other research sources or the Investment Adviser's computer-assisted quantitative analysis (including "real time" pricing data) of a substantial universe of potential investments.

DIVERSIFICATION

       Each Fund is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

        The equity securities of each issuer that are included in the investment portfolio of a Fund are purchased by the Investment Adviser in approximately equal amounts, and the Investment Adviser attempts to stay fully invested within the applicable percentage limitations set forth in the Prospectus. In addition, for each issuer whose securities are added to an investment portfolio, the Investment Adviser sells the securities of one of the issuers currently included in the portfolio.


                               INVESTMENT RESTRICTIONS

       The Trust, on behalf of the Portfolios, and the Master Trust, on behalf of the corresponding Funds, have adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Portfolio or Fund, respectively (as defined in the Investment Company Act). Whenever a Portfolio is requested to vote on a change in the investment restrictions of a Fund, the Trust will hold a meeting of its shareholders and will cast its vote as instructed by the shareholders. If the investment restrictions of a Fund are changed, the corresponding Portfolio may withdraw its investment in the Fund if the Trust's Board of Trustees determines that withdrawal is in the best interests of the Portfolio and its shareholders, but only upon shareholder approval. Upon such withdrawal, the Trust's Board would consider alternative investments, including investing all of the Portfolio's assets in another investment company with the same investment objective, policies and restrictions as the Portfolio or hiring an investment adviser to manage the Portfolio's assets in accordance with the investment objectives, policies and restrictions of the Portfolio described in the Portfolio's Prospectus and in this Statement of Additional Information.

       All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

       The investment objective of each Fund and Portfolio is a fundamental policy. In addition, no Portfolio or Fund:

       1. May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Portfolio or Fund's total assets may be invested without regard to this restriction and a Portfolio will be permitted to invest all or a portion of its assets in a corresponding Fund or other diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Portfolio. This restriction also does not apply to investments by a Portfolio or Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

       2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Portfolio will be permitted to invest all or a portion of its assets in a corresponding Fund or other diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Portfolio.

       3. May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Portfolio will be permitted to invest all or a portion of its assets in a corresponding Fund or other diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Portfolio. This restriction does not apply to investments by a Portfolio or Fund in securities of the U.S. Government or its agencies and instrumentalities.


       4. May purchase or sell real estate. However, a Portfolio or Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

       5. May make loans of money, except that a Portfolio or Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Portfolio and Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

       6. May borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the Investment Company Act, borrowings will only be made from banks and will be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If such asset coverage of 300% is not maintained, the Portfolio or Fund will take prompt action to reduce its borrowings as required by applicable law.

       7. May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Portfolios or Funds from engaging in options, futures and foreign currency transactions.

       8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

       9. May invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid.

      10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Portfolio or Fund may obtain such short-term credit as may be necessary for the clearance of Purchases and sales of securities.

      11. May engage in short sales (other than the Core Growth Portfolio and Fund, the Mini Cap Portfolio and Fund, the Emerging Growth Portfolio and Fund, the Worldwide Portfolio and Fund, the International Small Cap Growth Portfolio and Fund, the Strategic Income Portfolio and Fund and the High Yield Bond Portfolio and Fund), except that a Portfolio or Fund may use such short-term credits as are necessary for the clearance of transactions.

      12. May invest in securities of other investment companies, except (a) that a Portfolio may invest all or a portion of its assets in a corresponding Fund or other diversified, open-end management investment company with the same investment objective policies and restrictions as the Portfolio; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Portfolio or Fund.

      13. May issue senior securities, except that a Portfolio or Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Portfolios or Funds from engaging in short sales, options, futures and foreign currency transactions.

      14. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund or Portfolio may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

      15. May purchase or write options on securities, except for hedging purposes (except in the case of the Short-Intermediate, Fully Discretionary and Strategic Income Funds, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.

OPERATING RESTRICTIONS

       As a matter of operating (not fundamental) policy adopted by the Boards of Trustees of the Trust, no Portfolio or Fund:

       1. May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Portfolio or a Fund may invest in the securities of companies which invest in or sponsor such programs.

       2. May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.


       In addition, the Value Fund may not purchase or write options on securities.


                           PRINCIPAL HOLDERS OF SECURITIES

       As of June 30, 1997, the following persons held of record more than 5% of the outstanding shares of the Portfolios:



          Large Cap Growth Institutional Portfolio: Nicholas Applegate 401K, Profit Sharing Plan, c/o Thomas Pindelski Trustee, 600 West Broadway, San Diego, California 92101-3311 (5.87%); Sherryl A. Nicholas TTEE, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/95, P.O. Box 2295, Rancho Santa Fe, California 92067-2295 (79.14%).



          Core Growth Institutional Portfolio:  Metz Baking Co. Pension Trust,
Attn: William K. Stoneburg, 1014 Nebraska Street, P.O. Box 448, Sioux City, Iowa 51102-0448 (6.15%); U.S. National Bank of Oregon, FBO Ford Family Foundation, DTD 3/17/92, P.O. Box 3168, Security Processing PL-6, Portland, Oregon 97208-3168 (7.42%); Libco, Liberty Bank & Trust Co. of Oklahoma City, Attn:
Trust Investment Actng, 6th Floor, P.O. Box 25848, Oklahoma City, Oklahoma 73125-0848 (6.92%); Pacificorp Veba Trust, 700 N.E. Multnomah, Suite 1600, Portland, Oregon 97232-2131 (12.05%); Consumers Energy Company, Employees Savings & Incentive Plan Trust A/C #ZG2F, 212 W. Michigan Avenue, Jackson, Michigan 49201-2276 (16.37%).



          Value Institutional Portfolio:  Vinod Gupta Trustee of the Vinod
Gupta Charitable Remainder Trust, 5711 S. 86th Circle, P.O. Box 27395, Omaha, Nebraska 68127-0396 (8.69%); Vinod Gupta Trustee of the Vinod Gupta Rev. Tr., P.O. Box 27395, Omaha, Nebraska 68127-0395 (12.14%); Nicholas Applegate 401K, Profit Sharing Plan, c/o Thomas Pindelski Trustee, 600 West Broadway, San Diego, California 92101-3311 (6.32%); Sherryl A. Nicholas TTEE, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/95, P.O. Box 2295, Rancho Santa Fe, California 92067-2285 (63.83%).



          Emerging Growth Institutional Portfolio: City of Sarasota, General Employees Pension Fund, P.O. Box 1058, Sarasota, Florida 34230-1058 (6.14%); KPMG Peat Marwick, Attn: Allan Johnson, Partner & Employee Benefits, 3 Chestnut Ridge Road, Building-3, Floor 2, Montvale, New Jersey 07645 (32.63%); U.S. National Bank of Oregon, FBO Ford Family Foundation, ID 93-6026156, c/o Trust Group, P.O. Box 3168, Portland, Oregon 97208-3168 (6.04%); Northern Trust Company Cust., FBO Advocate Health Care Network, AC# 2633126, P.O. Box 92956, Chicago, Illinois 60675-2956 (14.64%).



          Mini-Cap Growth Institutional Portfolio: U.S. National Bank of Oregon, FBO Ford Family Foundation, DTD 3/17/92, P.O. Box 3168, Security Processing PL-6, Portland, Oregon 97208-3168 (15.06%); Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, California 94104-4122 (12.57%); Arthur E. Nicholas, P.O. Box 2169, Del Mar, California 92014-1469 (7.26%); Wells Fargo Bank NA, Trustee, Northwest Natural Gas Retirement Trust, P.O. Box 9800, Calabasas, California 91372-0800 (9.12%); Wake Forest University, P.O. Box 7354, Winston-Salem, North Carolina 27109-7354 (42.36%).



          Income & Growth Institutional Portfolio: Edyth Bush Charitable Foundation, Inc., P.O. Box 1967, Winter Park, Florida 32790-1967 (15.15%); Butler Family Fund, 501 (C) (3) Exempt Private Foundation, 1600 20th Street NW, Washington, D.C. 20009-1001 (14.36%); Dalton L. Knauss, Trustee, Dalton L. Knauss Revocable Trust, DTD 7/21/89, P.O. Box 2173, Carefree, Arizona 85377-2173 (5.98%); Dalton L. Knauss, Trustee, Elaine V. Knauss Revocable Trust, DTD 7/21/89, P.O. Box 2173, Carefree, Arizona 85377-2173 (5.97%); The Cullen Trust for Higher Education, 601 Jefferson Street, Suite 2300, Houston, Texas 77002-7910 (19.07%).

          Balanced Growth Institutional Portfolio: Nicholas Applegate Capital Management, Attn: Thomas Pindelski, 600 West Broadway, 30th Floor, San Diego, California 92101-3311 (19.01%); Neil F. Marley, M.D., Diann Wylie Marley, Trustees, N. Marley, M.D., PS Keogh Plan, U/A/D 1/1/89, 732 Grimswood CT., San Jose, California 95120-2217 (11.17%); Nicholas Applegate 401K Profit Sharing Plan, c/o Thomas Pindelski, Trustee, 600 West Broadway, 30th Floor, San Diego, California 92101-3311 (32.58%); Nicholas-Applegate Pension Plan, c/o Thomas Pindelski, Trustee, 600 West Broadway, 30th Floor, San Diego, California 92101-3311 (15.65%); New Orleans Museum of Art, P.O. Box 19123, New Orleans, Louisiana 70179-0123 (10.54%).



          International Core Growth Institutional Portfolio: Arthur E. Nicholas, P.O. Box 2168, Del Mar, California 92014-1469 (9.23%); Boatmens Trust Co. Cust., Blue Cross Blue Shield of Montana, Attn: Mutual Funds, P.O. Box 14737, St. Louis, Missouri 63178-4737 (53.75%); Sherryl A. Nicholas TTEE, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/96, P.O. Box 2295, Rancho Santa Fe, California 92067-2295 (10.28%); Angelo Community Health Foundation, 2909 Sherwood Way, San Angelo, Texas 76901-3558 (16.97%).



          Worldwide Growth Institutional Portfolio: Panpipes International Ltd., c/o A. H. Haynes & Co., 277 Park Avenue, 26th Floor, New York, New York 10172-0099 (10.02%); Nicholas Applegate 401K Profit Sharing Plan, c/o Thomas Pindelski, Trustee, 600 West Broadway, San Diego, California 92101-3311 (13.29%); Nicholas-Applegate Pension Plan, c/o Thomas Pindelski, Trustee, 600 West Broadway, San Diego, California 92101-3311 (8.84%); Panpipes Offshore Ltd., 48 Par-La-Ville Road, Suite 464, Hamilton, NMI, Bermuda (6.41%); National City Bank NE, Trustee, Amer. Cunningham Brennan Co., LPA, Profit Sharing Trust, DTD 6/28/72, FBO David L. Brennan, ATT R. McGuckin, 1 Cascade Plaza, Akron, Ohio 44308 (39.84%).



          International Small Cap Growth Institutional Portfolio: Northwest Natural Gas, C. J. Rue, 220 NW Second Avenue, Portland, Oregon 97209-3943 (12.60%); Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 (15.52%); The Bank of New York, FBO Mary Kay Cosmetics, Inc. Employees PSP & Savings Plan & Money Purchase Plan, 16251 Dallas Parkway, Attn: Terry Smith, Dallas, Texas 75248-2603 (7.02%); Austin Fire Fighters, Relief & Retirement Fund, 3305 Northland Drive, Suite 203, Austin, Texas 78731-4940 (28.32%); Arthur E. Nicholas, P.O. Box 2169, Del Mar, California 92014-1469 (8.43%); Sherryl A. Nicholas, Trustee, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/95, P.O. Box 2295, Rancho Santa Fe, California 92067-2295 (5.16%); Methodist Home, Texas Non-Profit Corporation, 1111 Herring Avenue, Waco, Texas 76708-3796 (6.45%).



          Emerging Countries Institutional Portfolio: Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, California 94104-4122 (8.47%); Arthur E. Nicholas, P.O. Box 2169, Del Mar, California 92014-1469 (6.32%); Northern Trust, Cust., FBO Lor Aggressive Growth Emerging Markets, P.O. Box 92956, Chicago, Illinois 60675-2956 (24.20%); Methodist Home, Texas Non-Profit Corporation, 1111 Herring Avenue, Waco, Texas 76708-3796 (14.93%); University of Notre Dame Du Lac, 322 Main Building, Notre Dame, Indiana 46556-5602 (17.16%).



          Short-Intermediate Institutional Fixed Income Portfolio: Community Hospital Foundation, P.O. Box 458, Channelview, Texas 77530-0458 (39.88%); Indiana State Council of Carpenters Health & Welfare Fund, DTD 9/16/75, William
A. Johnson Morris Assoc., Inc., P.O. Box 50440, Indianapolis, Indiana 46250-0440 (58.04%).



          Fully Discretionary Institutional Fixed Income Portfolio: Charles Schwab & Co., Inc., Special Custody Account for Benefit of Customers, Attn:
Mutual Funds, 101 Montgomery Street, San Francisco, California 94104-4122 (97.17%).



          Strategic Income Institutional Portfolio: Sherryl A. Nicholas TTEE, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/96, P.O. Box 2295, Rancho Santa Fe, California 92067-2295 (93.11%).



          High Yield Bond Institutional Portfolio: Sherryl A. Nicholas TTEE, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/95, P.O. Box 2296, Rancho Santa Fe, California 92067-2295 (90.90%).

      As of such date, the Trustees and officers of the Trust, as a group, owned beneficially and of record less than 1% of the outstanding shares of each of the Portfolios, except for the shares indicated above that are held by Nicholas-Applegate Capital Management.


                         TRUSTEES AND PRINCIPAL OFFICERS

TRUST

          The names and addresses of the Trustees and principal officers of the Trust, including their positions and principal occupations during the past five years, are shown below. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act). Unless otherwise indicated, the address of each Trustee and officer is 600 West Broadway, 30th Floor, San Diego, California 92101.

          FRED C. APPLEGATE, TRUSTEE AND CHAIRMAN OF THE BOARD OF TRUSTEES. 885 La Jolla Corona Court, La Jolla, California. President, Hightower Management Co., a financial management firm (since January 1992); formerly President, Nicholas-Applegate Capital Management (from August 1984 to December 1991). Director of Nicholas-Applegate Fund, Inc. (since 1987). Mr. Applegate's interests in Nicholas-Applegate Capital Management, Inc., the general partner of the Investment Adviser, were acquired by Mr. Nicholas in 1991 and 1992.


          ARTHUR B. LAFFER, TRUSTEE.*/ 5405 Morehouse Drive, Suite 340, San Diego, California. Chairman, A.B. Laffer, V.A. Canto & Associates, an economic consulting firm (since 1979); Chairman, Laffer Advisors Incorporated, economic consultants (since 1981); Director, Nicholas-Applegate Fund, Inc. (since 1987); Director, U.S. Filter Corporation (since March 1991) and MasTec, Inc. (construction) (since 1994), and Coinmach Laundry Corporation (since 1996); Chairman, Calport Asset Management, Inc. (since 1992); formerly Distinguished University Professor and Director, Pepperdine University (from Sept. 1985 to May
1988) and Professor of Business Economics, University of Southern California (1976 to 1984). Mr. Laffer is considered to be an "interested person" of the Trust because A.B. Laffer, V.A. Canto & Associates received material compensation from the Investment Adviser for consulting services provided from time to time to the Investment Adviser, and because during the last two fiscal years his son was an employee of the Investment Adviser.



          CHARLES E. YOUNG, TRUSTEE. UCLA, 2224 Murphy Hall, Los Angeles, California. Chancellor, UCLA (1968-1997); Director, Nicholas-Applegate Fund, Inc. (since 1992); Director, Intel Corp. (since 1974), Academy of Television Arts and Sciences Foundation (since October 1988), Los Angeles World Affairs Council (since 1977) and Town Hall of California (since 1982).



          JOHN D. WYLIE, PRESIDENT. Partner (since January 1994), Chief Investment Officer - Investor Services Group (since December 1995), and Portfolio Manager (since January 1990), Nicholas-Applegate Capital Management. Mr. Wylie is also the President of the Master Trust.

          THOMAS PINDELSKI, CHIEF FINANCIAL OFFICER.  Partner (since January
1996) and Chief Financial Officer, Nicholas-Applegate Capital Management (since January 1993), and Chief Financial Officer, Nicholas-Applegate Securities (since January 1993); formerly Chief Financial Officer, Aurora Capital Partners/WSGP Partners L.P., an investment partnership (from November 1988 to January 1993), and Vice President and Controller, Security Pacific Merchant Banking Group (from November 1986 to November 1988). Mr. Pindelski is also the Chief Financial Officer of the Master Trust.

          PETER J. JOHNSON, VICE PRESIDENT. Partner and Director - Client Services/Marketing, Nicholas-Applegate Capital Management (since January 1992) and Vice President, Nicholas-Applegate Securities (since December 1995); formerly, Marketing Director, Pacific Financial Asset Management Company, an investment management firm (from July 1989 to December 1991), and Senior Marketing Representative, Fidelity Investments Institutional Services (from August 1987 to July 1989). Mr. Johnson is also the Vice President of the Master Trust.

          E. BLAKE MOORE, JR., SECRETARY. General Counsel and Secretary, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since
1993); formerly Attorney, Luce, Forward, Hamilton & Scripps (from 1989 to 1993). Mr. Moore is also the Secretary of the Master Trust.

          Each Trustee of the Trust who is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee of the Trust, and $1,000 for each meeting attended ($2,000 per Committee meeting for Committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.

          The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended March 31, 1997, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):



                                                  Pension or Retirement
                         Aggregate Compensation   Benefits Accrued as      Estimated Annual    Total Compensation from
                         from Trust               Part of Trust            Benefits Upon       Trust and  Trust Complex
Name                                              Expenses                 Retirement          Paid to Trustee
------------------------------------------------------------------------------------------------------------------------

Fred C. Applegate        $10,635                  None                     N/A                  $36,250 (47*)

Arthur B. Laffer         $ 9,558                  None                     N/A                  $31,750 (47*)

Charles E. Young         $ 9,827                  None                     N/A                  $31,750 (47*)




*  Indicates number of funds in Trust complex, including the Portfolios.


MASTER TRUST

          The names and addresses of the Trustees and principal officers of the Master Trust, including their positions and principal occupations during the past five years, are shown below. The positions and principal occupations of the officers during the past five years, are set forth above. Trustees whose names are followed by an asterisk are "interested persons" of the Master Trust (as defined by the Investment Company Act). Unless otherwise indicated, the address of each Trustee and officer is 600 West Broadway, 30th Floor, San Diego, California 92101.

          ARTHUR E. NICHOLAS, TRUSTEE AND CHAIRMAN OF THE BOARD OF TRUSTEES.*/ Managing Partner and Chief Investment Officer, Nicholas-Applegate Capital Management, since 1984, and Chairman/President, Nicholas-Applegate Securities. Director and Chairman of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered open-end investment company, since 1987.

          DANN V. ANGELOFF, TRUSTEE. 727 West Seventh Street, Los Angeles, California. President, The Angeloff Company, corporate financial advisers (since 1976); Director, Nicholas-Applegate Fund, Inc. (since 1987); Trustee (1979 to 1987) and University Counselor to the President (since 1987), University of Southern California (since 1987); Director, Public Storage, Inc., a real estate investment trust (since 1980), Storage Properties, a real estate investment trust (since 1989), Datametrics Corporation, a producer of computer peripherals and communication products (since 1993), SEDA Specialty Packaging, Inc. (since 1993), and Leslies Poolmart, a distributor of swimming pool services and products (since 1996).

          WALTER E. AUCH, TRUSTEE.* 6001 North 62nd Place, Paradise Valley, Arizona. Director, Geotech Communications, Inc., a mobile radio communications company (since 1987); Fort Dearborn Fund (since 1987); Brinson Funds (since
1994), Smith Barney Trak Fund (since 1992), registered investment companies; Pimco Advisors L.P., an investment manager (since 1994); and Banyan Realty Fund (since 1987), Banyan Strategic Land Fund (since 1987), Banyan Strategic Land Fund II (since 1988), and Banyan Mortgage Fund (since 1988), real estate investment trusts.

Formerly Chairman and Chief Executive Officer, Chicago Board Options Exchange (1979 to 1986) and Senior Executive Vice President, Director and Member of the Executive Committee, PaineWebber, Inc. (until 1979). Mr. Auch is considered to be an "interested person" of the trust under the Investment Company Act because he is on the board of a company a subsidiary of which is a broker-dealer.

          THEODORE J. COBURN, TRUSTEE. 17 Cotswold Road, Brookline, Massachusetts. Partner, Brown, Coburn & Co., an investment banking firm (since
1991), and research associate, Harvard Graduate School of Education (since
1996); Director, Nicholas-Applegate Fund, Inc. (since 1987), Emerging Germany Fund (since 1991), Moovies, Inc. (since 1995). Formerly Managing Director of Global Equity Transactions Group, and member of Board of Directors, Prudential Securities (from 1986 to June 1991).


          DARLENE DEREMER, TRUSTEE.*/ 155 South Street, Wrentham, Massachusetts. President and Founder, DeRemer Associates, a marketing consultant for the financial services industry (since 1987); Vice President, PBNG Funds, Inc. (since 1995); formerly Vice President and Director, Asset Management Division, State Street Bank and Trust Company (from 1982 to 1987), and Vice President, T. Rowe Price & Associates (1979 to 1982); Director, Jurika & Voyles Fund Group (since 1994), Nicholas-Applegate Strategic Opportunities Ltd. (since 1994), Nicholas-Applegate Securities International (since 1994), and King's Wood Montessori School (since 1995); Member of Advisory Board, Financial Women's Association (since 1995). Ms. DeRemer is considered to be an "interested person" of the Master Trust under the Investment Company Act because DeRemer Associates received material compensation from the Investment Adviser for consulting services provided in connection with its institutional business.



          GEORGE F. KEANE, TRUSTEE. 450 Post Road East, Westport, Connecticut. President Emeritus and Senior Investment Adviser, The Common Fund, a non-profit investment management organization representing educational institutions (since
1993), after serving as its President (from 1971 to 1992); Member of Investment Advisory Committee, New York State Common Retirement Fund (since 1982); Director and Chairman of the Investment Committee, United Negro College Fund (since
1987); Director, Investor Responsibility Research Center (since 1987); Director, United Educators Risk Retention Group (since 1989); Director, RCB Trust Company (since 1991); Director, School, College and University Underwriters Ltd. (since
1986); Trustee, Fairfield University (since 1993); Director, The Bramwell Funds, Inc. (since 1994); Chairman of the Board, Trigen Energy Corporation (since
1994); Director, Universal Stainless & Alloy Products, Inc. (since 1994). Formerly President, Endowment Advisers, Inc. (from August 1987 to December
1992).

          JOHN D. WYLIE, PRESIDENT.

          THOMAS PINDELSKI, CHIEF FINANCIAL OFFICER.

          PETER J. JOHNSON, VICE PRESIDENT.

          E. BLAKE MOORE, JR., SECRETARY.

          Each Trustee of the Master Trust who is not an officer or affiliate of the Master Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee of the Master Trust, and $1,000 for each meeting attended ($2,000 per Committee meeting for Committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.

          The following table sets forth the aggregate compensation paid by the Master Trust for the fiscal year ended March 31, 1997, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Master Trust's board and all other funds in the "Master Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):



                                        Pension or                                   Total Compensation
                    Aggregate           Retirement Benefits      Estimated Annual    from Master Trust and
                    Compensation from   Accrued as Part of       Benefits Upon       Master Trust Complex
 Name               Master Trust        Master Trust             Retirement          Paid to Trustee
                                        Expenses
-----------------------------------------------------------------------------------------------------------

Dann V. Angeloff    $10,635             None                     N/A                 $13,750 (16*)

Walter E. Auch      $ 9,827             None                     N/A                 $18,250 (15*)

Theodore J. Coburn  $ 9,827             None                     N/A                 $34,250 (16*)

Darlene DeRemer     $ 9,558             None                     N/A                 $17,250 (15*)

George K. Keane     $ 9,827             None                     N/A                 $18,250 (15*)




*  Indicates total number of funds in Master Trust complex, including the Funds.


                               INVESTMENT ADVISER

          The Trust has not engaged the services of an investment adviser with respect to the Portfolios because the Portfolios invest all of their assets in corresponding Funds. The Investment Adviser to the Master Trust is Nicholas-Applegate Capital Management, a California limited partnership, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101.


          The Investment Adviser was organized in 1984 to manage discretionary accounts investing in publicly traded securities for a variety of investors. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Mr. Nicholas.


          Personnel of the Investment Adviser may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all partners' and employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Funds and on short-term trading have been adopted.

THE INVESTMENT ADVISORY AGREEMENT

          Under the Investment Advisory Agreement between the Master Trust and the Investment Adviser with respect to the Funds, the Master Trust retains the Investment Adviser to manage the Funds' investment portfolios, subject to the direction of the Master Trust's Board of Trustees. The Investment Adviser is authorized to determine which securities are to be bought or sold by the Funds and in what amounts.

          The Investment Advisory Agreement provides that the Investment Adviser will not be liable for any error of judgment or for any loss suffered by a Fund or the Master Trust in connection with the matters to which the Investment Advisory Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Adviser's reckless disregard of its duties and obligations under the Investment Advisory Agreement. The Master Trust has agreed to indemnify the Investment Adviser against liabilities, costs and expenses that the Investment Adviser may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the

Investment Adviser in connection with the performance of its duties or obligations under the Investment Advisory Agreement or otherwise as an investment adviser of the Master Trust. The Investment Adviser is not entitled to indemnification with respect to any liability to the Master Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Investment Advisory Agreement.



          The amounts of the advisory fees earned by the Investment Adviser for the fiscal year ended March 31, 1997, and the amounts of the reductions in fees and reimbursement of expenses by the Investment Adviser (or recoupment of fees previously deferred and expenses previously reimbursed) as a result of the expense limitations and fee waivers described below under "Expense Limitation" were as follows:


Fund                                    Advisory Fees      Fee Reductions and Expense  Reimbursements
----                                    -------------      ------------------------------------------
Large Cap Growth Fund                   $    2,359                        $ 7,907

Core Growth Fund                         3,594,196                              0

Value Fund                                  17,527                         30,135

Emerging Growth Fund                     5,836,182                              0

Mini Cap Fund                              376,577                         59,756

Income & Growth Fund                       902,615                        (39,067)

Balanced Growth Fund                       196,321                         68,056

International Core Growth Fund               5,726                          5,696

Worldwide Growth Fund                    1,028,250                         62,497

International Small Cap Growth Fund        477,212                         13,583

Global Growth & Income Fund                      0                              0


Emerging Countries Fund                    915,695                        (22,429)

Short-Intermediate Fund                     15,497                         81,090

Fully Discretionary Fund                    20,207                         83,987

Strategic Income Fund                       15,811                         25,167

High Yield Bond Fund                        17,627                         19,182




          The Investment Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act). The Investment Advisory Agreement may be terminated with respect to any Fund by the Master Trust (by the Board of Trustees of the Master Trust or vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act) or the Investment Adviser upon not more than 60 days' written notice, without payment of any penalty. The Investment Advisory Agreement provides that it will continue in effect with respect to each Fund for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

EXPENSE LIMITATION

          Under the Investment Advisory Agreement, the Investment Adviser has agreed to defer its fees, and to absorb other expenses of each Portfolio (including administrative fees and distribution expenses for the Portfolio, and the Portfolio's allocable share of the operating expenses of the corresponding Fund, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with portfolio securities transactions, organizational expenses and other capitalized expenditures and extraordinary expenses), to ensure that the operating expenses for the Series A Portfolios do not exceed the amounts specified in the Portfolios' prospectus.


                                  ADMINISTRATOR

          The principal administrator of the Trust is Investment Company Administration Corporation ("ICAC"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018.

          Pursuant to an Administration Agreement with the Trust, ICAC is responsible for performing all administrative services required for the daily business operations of the Trust, subject to the supervision of the Board of Trustees of the Trust. ICAC has no supervisory responsibility over the investment operations of the Portfolios. The management or administrative services of ICAC for the Trust are not exclusive under the terms of the Administration Agreement and ICAC is free to, and does, render management and administrative services to others. ICAC also serves as the administrator for the Master Trust.


          For its services, ICAC receives under the Administration Agreement $35,000 for each grouping of five similar portfolios (e.g., Core Growth Portfolio A, Portfolio B, Portfolio C, Institutional and Qualified Portfolios), $30,000 for each group of four similar portfolios, $25,000 for each grouping of three similar portfolios, $20,000 for a grouping of two similar portfolios and $5,000 for one portfolio, except as follows: ICAC receives $15,000 for its services with respect to the Emerging Growth Portfolio. As a result, ICAC currently receives aggregate compensation at the rate of $581,542 per year for all of the series of the Trust. Such fees will be allocated among the series in each grouping based on relative net asset values. For its services to the Master Trust, ICAC receives, pursuant to an Administration Agreement, a monthly fee at the following annual rates: 0.05% on the first $100 million of aggregate net assets of the Funds, 0.04% on the next $150 million, 0.03% on the next $300 million, 0.02% on the next $300 million, and 0.01% on the portion of aggregate net assets of the Funds in excess of $850 million. ICAC will receive a minimum of $150,000 per year allocated among the Funds based on average net assets.



          In connection with its management of the corporate affairs of the Trust, the Administrator pays the salaries and expenses of all its personnel and pays all expenses incurred in connection with managing the ordinary course of the business of the Trust, other than expenses assumed by the Trust as described below.

          Under the terms of the Administration Agreement, the Trust is responsible for the payment of the following expenses: (a) the fees and expenses incurred by the Trust in connection with the management of the investment and reinvestment of their assets, (b) the fees and expenses of Trustees and officers of the Trust who are not affiliated with ICAC or the Investment Adviser, (c) out-of-pocket travel expenses for the officers and Trustees of the Trust and other expenses of Board of Trustees' meetings, (d) the fees and certain expenses of the Custodian, (e) the fees and expenses of the Transfer and Dividend Disbursing Agent that relate to the maintenance of each shareholder account, (f) the charges and expenses of the Trust's legal counsel and independent accountants, (g) brokerage commissions and any issue or transfer taxes chargeable to Trustees and officers of the Trust in connection with securities transactions, (h) all taxes and corporate fees payable by the Trust to federal, state and other governmental agencies, (i) the fees of any trade association of which the Trust may be a member, (j) the cost of maintaining the Trust's existence, taxes and interest, (k) the cost of fidelity and liability insurance, (l) the fees and expenses involved in registering and maintaining the registration of the Trust and of its shares with the Commission and registering the Trust as a broker or dealer and qualifying their shares under state securities laws, including the preparation and printing of the Trust's registration statement, prospectuses and statements of additional information,
(m) allocable communication expenses with respect to investor services and all expenses of shareholders' and Board of Trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders, (n) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Trust, and (o) expenses assumed by the Trust pursuant to any plan of distribution adopted in conformity with Rule 12b-1 under the Investment Company Act.

          The Administration Agreement provides that ICAC will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from ICAC's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties. The Administration Agreement will terminate automatically if assigned, and may be terminated without penalty by either

ICAC or the Trust (by the Board of Trustees of the Trust or vote of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company Act), upon 60 days' written notice. The Administration Agreement will continue in effect only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

          Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is responsible for providing all administrative services which are not provided by ICAC or by the Trust's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. These services are comprised principally of assistance in coordinating with the Trust's various service providers, providing certain officers of the Trust, responding to inquiries from shareholders which are directed to the Trust rather than other service providers, calculating performance data, providing various reports to the Board of Trustees, and assistance in preparing reports, prospectuses, proxy statements and other shareholder communications. The Agreement contains provisions regarding liability and termination similar to those of the Administration Agreement.


                                   DISTRIBUTOR

          Nicholas-Applegate Securities (the "Distributor"), 600 West Broadway, 30th Floor, San Diego, California 92101, is the principal underwriter and distributor for the Trust and, in such capacity, is responsible for distributing shares of the Portfolios. The Distributor is a California limited partnership organized in 1992 to distribute shares of registered investment companies. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., the general partner of the Investment Adviser.

          Pursuant to its Distribution Agreement with the Trust, the Distributor has agreed to use its best efforts to effect sales of shares of the Portfolios, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement discussed above. The minimum assets for investors in the Institutional Portfolio may be waived from time to time. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


          Subject to policies established by the Master Trust's Board of Trustees, the Investment Adviser executes the Funds' portfolio transactions and allocates the brokerage business. In executing such transactions, the Investment Adviser seeks to obtain the best price and execution for the Funds, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. Securities in which the Funds invest may be traded in the over-the-counter markets, and the Funds deal directly with the dealers who make markets in such securities except in those circumstances where better prices and execution are available elsewhere. The Investment Adviser negotiates commission rates with brokers or dealers based on the quality or quantity of services provided in light of generally prevailing rates, and while the Investment Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commissions available. The Board of Trustees of the Master Trust periodically reviews the commission rates and allocation of orders.



          The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who sell shares of the Portfolios or provide supplemental research, market and statistical information and other research services and products to the Investment Adviser may receive orders for transactions by the Funds. Such information, services and products are those which brokerage houses customarily provide to institutional investors, and include items such as statistical and economic data, research reports on particular companies and industries, and computer software used for research with respect to investment decisions. Information, services and products so received are in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser are not necessarily reduced as a result of the receipt of such supplemental information, services and products. Such information, services and products may be useful to the Investment Adviser in providing services to clients other than the Master Trust, and not all such information, services and products are used by the Investment

Adviser in connection with the Funds. Similarly, such information, services and products provided to the Investment Adviser by brokers and dealers through whom other clients of the Investment Adviser effect securities transactions may be useful to the Investment Adviser in providing services to the Funds. The Investment Adviser may pay higher commissions on brokerage transactions for the Funds to brokers in order to secure the information, services and products described above, subject to review by the Master Trust's Board of Trustees from time to time as to the extent and continuation of this practice.



          Although the Investment Adviser makes investment decisions for the Master Trust independently from those of its other accounts, investments of the kind made by the Funds may often also be made by such other accounts. When the Investment Adviser buys or sells the same security at substantially the same time on behalf of the Funds and one or more other accounts managed by the Investment Adviser, the Investment Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Investment Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.



          Securities trade in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's commission or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.



          During the fiscal year ended March 31, 1997, the following Funds acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents: Large Cap Growth
Fund -- J.P. Morgan & Co.; Core Growth Fund -- Merrill Lynch & Co., UBS Securities, Inc., Household Finance Co., J.P. Morgan & Co., American Express Credit Corp.; Emerging Growth Fund -- J.P. Morgan & Co., Associates Corp. of North America, Merrill Lynch & Co., UBS Securities, Inc., Everen Securities, Hambrecht & Quist Group, Household Finance Co., American Express Credit Corp.; Income & Growth Fund -- Merrill Lynch & Co., Associates Corp. of North America, First Chicago NBD Corp., Morgan Stanley Group, Inc., American Express Credit Corp.; Balanced Growth Fund -- Bear, Stearns, Inc., Morgan Stanley Group, Inc., Salomon Bros. Inc., Associates Corp of North America; Government Fund -- Lehman Bros., UBS Securities, Inc., Merrill Lynch & Co.; International Core Growth
Fund -- Associates Corp. of North America, Merrill Lynch & Co.; Worldwide Growth Fund -- Morgan Stanley Group, Inc., Merrill Lynch & Co.; International Small Cap Growth Fund -- Merrill Lynch & Co.; Emerging Countries Fund -- Associates Corp. of North America, Merrill Lynch & Co., Rashid Hussain Berhad Securities, Peregrine Brokerage; Mini-Cap Growth Fund -- Associates Corp. of North America, Merrill Lynch & Co., Chevron Corp., UBS Securities, Inc., J.P. Morgan & Co., American Express Credit Corp.; Fully Discretionary Fixed Income Fund -- J.P. Morgan & Co.; Value Fund -- Salomon Bros., Goldman Sachs; Strategic Income
Fund -- Merrill Lynch & Co., Associates Corp of North America, Chevron Corp., UBS Securities, Inc., J.P. Morgan & Co.; and High Yield Bond Fund -- J.P. Morgan & Co., UBS Securities. The holdings of securities of such brokers and dealers were as follows as of March 31, 1997: Large Cap Growth Fund -- J.P. Morgan & Co. ($176,000); Emerging Growth Fund -- J.P. Morgan & Co. ($22,666,000); Income & Growth Fund -- Merrill Lynch & Co. ($1,244,500), Associates Corp. of North America ($5,742,000); Balanced Growth Fund -- Bear, Stearns, Inc. ($118,650), Associates Corp of North America ($860,000); Government Fund -- Lehman Bros. ($139,392); International Core Growth Fund -- Associates Corp. of North America ($130,000), Merrill Lynch & Co. ($194,000); Emerging Countries Fund -- Associates Corp. of North America ($3,036,000); Mini-Cap Growth Fund -- Associates of North America ($934,000), Merrill Lynch & Co. ($1,479,000); Fully Discretionary Fixed Income Fund -- J.P. Morgan & Co. ($78,271); Value Fund -- Salomon Bros. ($49,875); and Strategic Income Fund -- Merrill Lynch & Co. ($132,000).

          The aggregate dollar amount of brokerage commissions paid by the Funds during the last three fiscal years of the Trust were as follows:




                                                                    Year Ended
                                         ------------------------------------------------------
                                         March 31, 1997          March 31, 1996      March 31, 1995
                                         ------------------------------------------------------

International Core Growth Fund               $   24,643

Worldwide Fund                                  970,564              $  484,310            $344,167

International Small Cap Growth Fund             692,326                 116,735              69,187

Global Growth & Income Fund                           0                     N/A                 N/A

Mini Cap Fund                                    90,844                  40,185                 N/A

Emerging Countries Fund                       1,427,861                 169,728              20,701

Large Cap Growth Fund                             4,620                       0                   0

Core Growth Fund                              1,139,938                 862,396             728,347

Value Fund                                        8,996                     N/A                 N/A

Emerging Growth Fund                            987,245               1,038,140             649,053

Income & Growth Fund                            114,523                  83,459             174,247

Balanced Fund                                    35,105                  51,038              44,386

Short-Intermediate Fund                               0                       0                 N/A

Fully Discretionary Fund                              0                       0                 N/A

Strategic Income Fund                             2,556                     N/A                 N/A

High Yield Bond Fund                                200                     N/A                 N/A




Of the total commissions paid during the fiscal year ended March 31, 1997, $1,971,176 (36.52%) were paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

                   PURCHASE AND REDEMPTION OF PORTFOLIO SHARES

          Shares of the Institutional Portfolios may be purchased and redeemed at their net asset value without any initial or deferred sales charge.


          The price paid for purchases and redemptions of shares of the Institutional Portfolios is based on the net asset value per share, which is calculated once daily at the close of trading (normally 4:00 P.M. New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by the Transfer Agent or any sub-transfer agent prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to the Transfer Agent or a sub-transfer agent. The Trust reserves the right in its sole discretion to suspend the continued offering of the Portfolios' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Trust and the affected Portfolios. Payment for shares redeemed will be made not more than seven days after receipt of a written or telephone request in appropriate form, except as permitted by the Investment Company Act and the rules thereunder. Such payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.

                              SHAREHOLDER SERVICES

          The services offered by the Trust to shareholders of the Institutional Portfolio can vary, depending on the needs of the qualified retirement plan, and should be arranged by contacting the Trust, the Distributor, the Administrator or the Transfer Agent.

SHAREHOLDER INVESTMENT ACCOUNT

          Upon the initial purchase of shares of a Institutional Portfolio, a Shareholder Investment Account is established for each investor under which the shares are held for the investor by the Transfer Agent. Certificates will be issued for shares of the Institutional Portfolios as indicated in the Prospectuses.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

          For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the applicable Portfolio at net asset value. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such distribution at net asset value by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.

AUTOMATIC INVESTMENT PLAN

          Under the Automatic Investment Plan, an investor may arrange to have a fixed amount automatically invested in shares of a Portfolio on a monthly or quarterly basis on any day of the month or quarter by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Portfolio. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to participants of the Automatic Investment Plan. Participation in the Plan will begin within 30 days after receipt of the account application. If the investor's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the investor's Plan may be terminated and the related investment reversed. The investor may change the amount of the investment or discontinue the Plan at any time by writing to the Transfer Agent. Further information about this program and an application form can be obtained from the Transfer Agent or the Distributor.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

          A shareholder in one Institutional Portfolio may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that Portfolio (the "paying Portfolio") into any other Institutional Portfolio (the "receiving Portfolio") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying Portfolio(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving Portfolio equals or exceeds that Portfolio's minimum initial investment requirement), (ii) as long as the value of the account in the receiving Portfolio is below that Portfolio's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving Portfolio must be automatically reinvested in the receiving Portfolio, (iii) if this privilege is discontinued with respect to a particular receiving Portfolio, the value of the account in that Portfolio must equal or exceed the Fund's minimum initial investment requirement or the Portfolio will have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without a sales charge).

AUTOMATIC WITHDRAWAL

          The Transfer Agent arranges for the redemption by the Portfolio of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified. Withdrawal payments should not be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value will reduce the aggregate value of the shareholder's account.

REDEMPTION IN KIND

          The Trust intends to pay in cash for all shares of a Portfolio redeemed, but when the Master Trust makes payment to a Portfolio in readily marketable investment securities, the Trust reserves the right to make payment wholly or partly in shares of such securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

EXCHANGE PRIVILEGE

          Shares of a Portfolio may be exchanged into shares of any other Institutional Portfolio as provided in the Prospectus. The Trust's exchange privilege is not intended to afford shareholders a way to speculate on short-term market movements. Accordingly the Trust reserves the right to limit the number of exchanges an investor or participant may make in any year, to avoid excessive Portfolio expenses.

          Before effecting an exchange, investors should obtain the currently effective prospectus of the series into which the exchange is to be made. Exchange purchases are subject to the minimum investment requirements of the series being purchased. An exchange will be treated as a redemption and purchase for tax purposes.

TELEPHONE PRIVILEGE

          Investors may exchange or redeem shares by telephone if they have elected the telephone privilege on their account applications as provided in the Prospectus.

          The Trust will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine and, if it does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Trust include requiring personal identification by account number and social security number, tape recording of telephone instructions, and providing written confirmation of transactions. The Trust reserves the right to refuse a telephone exchange or redemption request if it believes, for example, that the person making the request is neither the record owner of the shares being exchanged or redeemed nor otherwise authorized by the investor to request the exchange or redemption. Investors will be promptly notified of any refused request for a telephone exchange or redemption. No Portfolio or its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be an investor with respect to the telephone privilege.

REPORTS TO INVESTORS

          Each Portfolio will send its investors annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Portfolios may provide one annual and semi-annual report and annual prospectus per household. In addition, quarterly unaudited financial data are available from the Portfolios upon request.

                                 NET ASSET VALUE

          The net asset value of a share of an Institutional Portfolio is calculated by dividing (i) the value of the securities held by the Portfolio (i.e., the value of its investments in a Fund), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of shares of the Portfolio outstanding. The net asset value of an interest in a Fund is calculated in the same manner. The value of the investments and assets of the Portfolio or a Fund is determined each business day. Investment securities, including ADRs and EDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. Listed securities that are not traded on a particular day and other over-the-counter securities are valued at the mean between the closing bid and asked prices.


          In the event that the New York Stock Exchange or the national securities exchange on which stock or stock options are traded adopt different trading hours on either a permanent or temporary basis, the Boards of Trustees of the Trust and the Master Trust will reconsider the time at which they compute net asset value. In addition, the asset value of the Portfolio or the Fund may be computed as of any time permitted pursuant to any exemption, order or statement of the Commission or its staff.



           The Funds value long-term debt obligations at the quoted bid prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, the Investment Adviser will user, when it deems it appropriate, prices obtained for the day of valuation from a bond pricing service , as discussed below. The Funds value debt securities with maturities of 60 days or less at amortized cost if their term to maturity from date of purchase is less than 60 days, or by amortizing, from the sixty-first day prior to maturity, their value on the sixty-first day prior to maturity if their term to maturity from date of purchase by the Portfolio or the Fund is more than 60 days, unless this is determined by the Board of Trustees of the Master Trust not to represent fair value. The Funds value repurchase agreements at cost plus accrued interest.



          The Funds value U.S. Government securities which trade in the over-the-counter market at the last available bid prices, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.



           The Funds value options, futures contracts and options thereon, which trade on exchanges, at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 4:00 p.m. New York time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 4:00 p.m. New York time.


          Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees of the Master Trust deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 1:00 p.m. New York time or at such other rates as the Investment Adviser may determine to be appropriate in computing net asset value.

          Securities and assets for which market quotations are not readily available, or for which the Master Trust's Board of Trustees or persons designated by the Board determine that the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Master Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

          The Master Trust may use a pricing service approved by its Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Master Trust under the general supervision and responsibility of its Board of Trustees, which may replace a service at any time if it determines that it is in the best interests of the Funds to do so.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

          The Balanced, Income & Growth and Global Growth & Income Portfolios declare and pay quarterly dividends of net investment income. The Short-Intermediate, Fully Discretionary, Strategic Income and High Yield Bond Portfolios declare and pay monthly dividends of net investment income. All other Portfolios declare and pay annual dividends of all investment income. Each Portfolio makes distributions at least annually of its net capital gains, if any. In determining amounts of capital gains to be distributed by a Portfolio, any capital loss carryovers from prior years will be offset against its capital gains.


MASTER TRUST'S TAX STATUS

          Each Fund of the Master Trust will be treated as a partnership rather than as a regulated investment company or a corporation under the Internal Revenue Code (the "Code"). As a partnership under the Code, any interest, dividends and gains or losses of the Master Trust attributable to each Fund will be deemed to have been "passed through" to the Trust and other investors in such Fund, regardless of whether such interest, dividends or gains have been distributed by the Fund or such losses have been realized and recognized by the Trust and other investors. Therefore, to the extent a Fund were to accrue but not distribute any interest, dividends or gains, the Trust and other investors in the Fund would be deemed to have realized and recognized their proportionate shares of interest, dividends, gains or losses realized and recognized by the Fund without receipt of any corresponding distribution. However, the Master Trust will seek to minimize recognition by investors in the Funds of interest, dividends, gains or losses allocable to the Funds without a corresponding distribution.

REGULATED INVESTMENT COMPANY

          The Trust has elected to qualify each Portfolio as a regulated investment company under Subchapter M of the Code, and intends that each Portfolio will remain so qualified.

          As a regulated investment company, a Portfolio will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that each Portfolio (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, certain foreign currencies and certain options, futures, and forward contracts on foreign currencies held less than three months; (c) diversify its holdings so that, at the end of each fiscal quarter,
(i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than

25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government or foreign government securities or the securities of other regulated investment companies), or two or more issuers which the Trust controls and which are determined to be engaged in the same or similar trades or businesses; and (d) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

          A Portfolio generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, a Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Portfolios intend to make timely distributions of their income in compliance with these requirements and anticipate that they will not be subject to the excise tax.

          Dividends paid by a Portfolio from ordinary income, and distributions of the Portfolio's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Portfolios is derived from dividends on common or preferred stock of domestic corporations. Dividend income earned by a Portfolio will be eligible for the dividends received deduction only if the Portfolio and corresponding Fund have satisfied a 46-day holding period requirement with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held its shares in the Portfolio for not less than 46 days (91 days in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Not later than 60 days after the end of its taxable year, the Portfolio will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

          Under the Code, any distributions designated as being made from net capital gains are taxable to a Portfolio's shareholders as long-term capital gains, regardless of the holding period of such shareholders. Such distributions of net capital gains will be designated by the Portfolio as a capital gains distribution in a written notice to its shareholders which accompanies the distribution payment. Any loss on the sale of shares held for less than six months will be treated as a long-term capital loss for federal tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 28% for individual shareholders and 35% for corporate shareholders. Dividends and distributions are taxable as such whether received in cash or reinvested in additional shares of a Portfolio.

          Any loss realized on a sale, redemption or exchange of shares of a Portfolio by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

          A shareholder who acquires shares of a Portfolio and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Portfolio if the shareholder acquires shares in a Portfolio of the Trust pursuant to a reinvestment right that reduces the sales charges in the subsequent acquisition of shares.

SPECIAL TAX CONSIDERATIONS

          U.S. GOVERNMENT OBLIGATIONS. Income received on direct U.S. Government obligations is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided that certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. The Trust will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular states.

          SECTION 1256 CONTRACTS. Many of the futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.


          STRADDLE RULES. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Portfolios. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Portfolios are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Portfolio which is taxed as ordinary income when distributed to shareholders.


          The Portfolios may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolios make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

          Because applications of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

          The 30% limit on gains from the disposition of certain options, futures, and forward contracts held less than three months and the qualifying income and diversification requirements applicable to the Portfolios' and the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures contracts or forward contracts.

          SECTION 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency and on disposition of certain futures attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to the shareholders.


          FOREIGN TAX.   Foreign countries may impose withholding and other
taxes on income received by a Fund from sources within Those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Portfolio's shareholders the amount of foreign income and similar taxes paid by the Fund. Each shareholder will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.



          Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund elects pass-through treatment, the source of the Fund's income flows through to shareholders of the Portfolio. With respect to such election, the Fund treats gains from the sale of securities as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables as ordinary income derived from U.S. sources. The limitation on the foreign tax credit applies separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportion at share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.



          SHORT SALES. Generally, capital gain or loss realized by the Fund in a short sale may be long-term or short term depending on the holding period of the short position. Under a special rule, however, the capital gain will be short-term gain if (1) as of the date of the short sale, the Fund owned property for the short-term holding period that was substantially identical to that which the Fund used to close the sale or (2) after the short sale and on or before its closing, the Fund acquired substantially similar property. Similarly, if the Fund held property substantially identical to that sold short was held by the Fund for the long-term holding period as of the date of the short sale, any loss on closing the short position will be long-term capital loss. These special rules do not apply to substantially similar property to the extent such property exceeds the property used by the Fund to close its short position.



          ORIGINAL ISSUE DISCOUNT. The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire as issued originally at a discount. Generally, the Funds treat the amount of the original issue discount ("OID") as interest income and include it in income over the term of the debt security, even though they do not receive payment of that amount until a later time, usually when the debt security matures. The Funds treat a portion of the OID includable in income with respect to certain high-yield corporation debt securities as a dividend for federal income tax purposes.



           The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire in the secondary market as having market discount. Generally, a Fund treats any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing the recognition of income.



           The Funds may treat some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) they may acquire as having an acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund must include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to the debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.



          The Portfolios generally must distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though the Funds have yet to receive cash representing such income. The Funds may obtain cash to pay such dividends from sales proceeds of securities held by the Funds.

OTHER TAX INFORMATION

          The Portfolios may be required to withhold for U.S. federal income taxes 31% of all taxable distributions payable to shareholders who fail to provide the Portfolios with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

          The Trust may also be subject to state or local taxes in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Trust and of shareholders of a Portfolio with respect to distributions by the Portfolio may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.


                             PERFORMANCE INFORMATION

          The Trust may from time to time advertise total returns and yields for the Portfolios, compare Portfolio performance to various indices, and publish rankings of the Portfolios prepared by various ranking services. Any performance information should be considered in light of the Portfolio's and Fund's investment objectives and policies, characteristics and quality of the its portfolio, and the market conditions during the given period, and should not be considered to be representative of what may be achieved in the future.

TOTAL RETURN

          The total return for a Portfolio is computed by assuming a hypothetical initial payment of $1,000. It is assumed that all investments are made at net asset value (as opposed to market price) and that all of the dividends and distributions by the Portfolio over the relevant time periods are invested at net asset value. It is then assumed that, at the end of each period, the entire amount is redeemed without regard to any redemption fees or costs. The average annual total return is then determined by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Total return does not take into account any federal or state income taxes.

          Total return is computed according to the following formula:

                                         n
                                 P(1 + T)  = ERV

Where:      P  =    a hypothetical initial payment of $1,000.
            T  =    average annual total return.
            n  =    number of years.
          ERV  =    ending redeemable value at the end of the period (or
                    fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

YIELD

          The yield for a Portfolio is calculated based on a 30-day or one-month period, according to the following formula:

                                6
           Yield = 2[{a - b + 1)  -1]
                     {c x d    }

          For purposes of this formula, "a" is total dividends and interest earned during the period; "b" is total expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

          Yields for the following Portfolios for the 30-day period ended March 31, 1997 were as follows:


               Income & Growth Institutional Portfolio            3.3025%

               Balanced Growth Institutional Portfolio            2.7169%

               Short-Intermediate Institutional Portfolio         6.2349%

               Fully Discretionary Institutional Portfolio        5.6742%

               Strategic Income Institutional Portfolio           6.2932%

               High Yield Bond Institutional Portfolio            7.9366%


COMPARISON TO INDICES AND RANKINGS


           A Portfolio may compare its performance to various unmanaged indices such as the Dow Jones Composite Average or its component averages, Standard and Poor's 500 Stock Index or its component indices, Standard and Poor's 100 Stock Index, the Russell Midcap Growth Index, the Russell 2000 Growth Index, the Russell 1000 Index, the CS First Boston Convertible Index, the Lehman Brothers Government Bond Index, the Morgan Stanley Capital International World Index, the Morgan Stanley Capital International Emerging Markets Free Index, the Emerging Markets Investible Index, the Morgan Stanley Capital International Europe, Australia and Far East Index, the IFC Emerging Markets Investible Index, The New York Stock Exchange composite or component indices, the Wilshire 5000 Equity Index, indices prepared by Lipper Analytical Services and Morningstar, Inc., the CDA Mutual Fund Report Published by CDA Investment Technologies, Inc., performance statistics reported in financial publications such as The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, the Consumer Price Index (or Cost of Living Index) published by the U.S. Bureau of Labor Statistics, Stocks, Bonds, Bills and Inflation published by Ibbotson Associates, Savings and Loan Historical Interest Rates published in the U.S. Savings & Loan League Fact Book, and historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan Companies, Salomon Brothers, Merrill Lynch, Lehman Brothers, Smith Barney Shearson and Bloomberg L.P. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses.

           A number of independent mutual fund ranking entities prepare performance rankings. These entities categorize and rank funds by various criteria, including fund type, performance over a given period of years, total return, standardized yield, variations in sales charges and risk\reward considerations.


PRIOR PERFORMANCE OF CERTAIN PORTFOLIOS AND THEIR PREDECESSORS


          CORE GROWTH, EMERGING GROWTH, INCOME & GROWTH, AND INTERNATIONAL SMALL CAP GROWTH PORTFOLIOS. The following table sets forth historical performance information for the Core Growth, Emerging Growth, Income & Growth and International Small Cap Growth Portfolios and the following predecessor investment partnerships and pooled trust, and for the corresponding Funds of the Master Trust, which were operated by the Investment Adviser prior to the organization of such Portfolios: Core Growth Portfolio -- includes performance information for Whitehall Partners, a California limited partnership the assets of which were transferred to the Core Growth Fund on April 19, 1993; Emerging Growth Portfolio -- includes performance information for Stratford Partners, a California limited partnership, and Nicholas-Applegate Emerging Growth Pooled Trust, a tax-exempt trust, the assets of which were transferred to the Emerging Growth Fund on December 27, 1993; Income and Growth Portfolio -- includes performance information for Coventry Partners, a California limited partnership the assets of which were transferred to the Income &

Growth Fund on April 19, 1993; International small cap Growth Portfolio -- includes performance information for Huntington Partners, a California limited partnership the assets of which were transferred to the International Fund on August 31, 1994.


          The Investment Adviser has advised the Trust that its net performance results in the table are calculated as set forth above under "General Information-Performance Information." All information set forth in the table relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, such information has not been verified and is unaudited. See "Performance Information" in the Statement of Additional Information for further information about calculation of total return.

          The Investment Adviser has advised the Trust that such partnerships and pooled trusts were operated in substantially the same manner as such Portfolios, and their assets were transferred to the corresponding Funds of the Master Trust prior to the effective date of the Portfolios' registration statement. It has indicated that such results for the prior partnerships and pooled trust, and for the corresponding Funds of the Master Trust, have been adjusted to reflect the deduction of the fees and expenses of the Portfolios (including Rule 12b-1 fees), and their proportionate shares of the operating expenses of the corresponding Funds (including advisory fees), as stated under "Summary of Expenses" in the Portfolios' Prospectus, and give effect to transaction costs (such as sales loads) as well as reinvestment of income and gains. However, the prior investment partnerships and pooled trust were not registered under the 1940 act and were not subject to certain investment restrictions imposed by such Act; if they had been so registered, their performance might have been adversely affected.

          The results presented on the following pages may not necessarily equate with the return experienced by any particular shareholder, partner or trust beneficiary as a result of the timing of investments and redemptions. In addition, the effect of taxes on any shareholder, partner or trust beneficiary will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.


                     Core Growth              Emerging Growth          Income & Growth           International Small Cap Growth
                     Performance              Performance               Performance                         Performance
                     -----------              ---------------          ---------------           -------------------------------
                        Russell                           Russell                CS First     Interna-
             Core       Midcap      S&P       Emerging     2000     Income &      Boston       tional    MSCI  EAFE    Salomon
            Growth      Growth      500        Growth     Growth     Growth     Convertible    Growth      Index(5)    EPAC/EMI
Year       Portfolio    Index(1)   Index(2)  Portfolio    Index(3)  Portfolio     Index(4)    Portfolio                 Index(6)
----       ---------   --------    ------    ---------    -------   ---------   -----------   ---------  ----------    --------
1985(7)       24.74%                17.14%       11.39%     6.97%

1986(7)       32.85      17.55%     18.64         6.44      3.58

1987           3.59       2.76       5.27        (3.78)   (10.48)       (3.12%)      (0.22%)

1988          12.67      12.92      16.55        27.05     20.37        19.88        13.41

1989          33.92      31.48      31.61        27.60     20.17        28.39        13.76

1990(7)       0 .73      (5.13)     (3.04)       (8.31)   (17.41)        1.84        (6.89)      (17.48%)    (13.67%)     (16.96%)

1991          55.52      47.03      30.46        56.23     51.19        38.36        29.11        11.78       12.13         6.66

1992          13.55       8.71       7.62        12.79      7.77         9.84        17.58       (12.36)     (12.17)      (15.42)

1993(7)       19.77     (11.19)     10.07        16.09     13.36        27.08        18.55        26.03       32.57        30.34

1994         (10.52)     (2.17)      1.32        (3.51)    (2.43)       (7.59)       (4.72)        8.61        7.76         9.44

1995(8)       38.67      33.99      37.60        35.90     31.06        22.26        23.72         6.00       11.02         4.79

1996(7)       16.95      17.48      22.96        18.88     11.26        21.02        13.84        12.50        4.52         6.47

1997(8)       (8.12)     (3.64)      2.67       (14.53)   (10.56)        1.42         0.52         4.22       (1.56)       (1.98)

Last           1.74       6.35      19.81        (5.66)    (5.89)       14.37         8.12        15.25        1.46        (1.25)
Year(8)

Last 5        13.13      13.09      16.42        11.79      8.64        13.96        12.41        11.50       10.53         7.96
Years(8)

Last 10       13.66      11.90      13.38        12.32      7.05        13.66         9.94       N/A          N/A          N/A
Years(8)

Since         18.90                 16.72        14.02      9.18        14.67        10.98         5.56        5.14         2.31
in-
ception(8)




(1) The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000
     Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. Securities as determined by total market capitalization. The Russell Midcap Growth Index is considered generally representative of the U.S. market for midcap stocks. The average market capitalization is approximately $4 billion, the median market capitalization is approximately $2.5 billion, and the largest company in the index had an approximate market capitalization of $8.7 billion. This index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index was not available until 1986.

(2) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(3) The Russell 2000 Growth Stock Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in the Growth Stock Index generally have higher price-to-book and price-to-earnings ratios than the average for all companies in the 2000 Index. The Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(4) The CS First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities, whether they are convertible preferred stocks or convertible bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.

(5) The Morgan Stanley Capital International World Index consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The Index is a market-value weighted combination of countries and is unmanaged. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing.

(6) The Salomon EPAC Extended Market Index ("EMI") is an unmanaged index that includes shares of about 2,800 companies in 22 countries excluding Canada and the United States. Companies within the Index are smaller capitalization companies with available float market capitalizations greater than U.S. $100 million. Only issues that are legally and practically available to outside investors are included in the Index. Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

(7) Inception dates are as follows: Core Growth Portfolio - September 30, 1985 (registration statement effective June 30, 1994); Emerging Growth Portfolio
     - September 30, 1985 (registration statement effective August 31, 1995); Income & Growth Portfolio - December 31, 1986 (registration statement effective April 19, 1993; International Growth Portfolio - June 7, 1990 (registration statement effective January 3, 1994).

(8)  Through March 31, 1997.


     OTHER PORTFOLIOS. The following tables set forth historical performance information for the Large Cap, Value, Mini Cap, Balanced, Short-Intermediate, Fully Discretionary, Strategic Income and High Yield Bond Portfolios, and the Investment Adviser's composite performance data relating to the historical performance of institutional private accounts managed by the Investment Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of such Portfolios. The composite data is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Portfolios. Investors should not consider this performance data as an indication of future performance of the Portfolios or of the Investment Adviser.


     The Investment Adviser has advised the Trust that the net performance results for the Portfolios are calculated as set forth above under "General Information -- Performance Information." All information set forth in the tables below relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.


     The Investment Adviser's composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Investment Adviser's institutional private accounts, without provision for federal or state income taxes.
Custodial fees, if any, were not included in the calculation. The Investment Adviser's composites include all actual, fee-paying, discretionary institutional private accounts managed by the Investment Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Large Cap, Value, Mini Cap, Balanced, Short-Intermediate, Fully Discretionary, Strategic Income and High Yield Bond Portfolios. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and

-----------------------

1/   AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and
(ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

equivalents are included in performance returns. The monthly returns of the Investment Adviser's composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year.

     The institutional private accounts that are included in the Investment Adviser's composites are not subject to the same types of expenses to which the Large Cap, Value, Mini Cap, Balanced, Short-Intermediate, Fully Discretionary, Strategic Income and High Yield Bond Portfolios are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolios by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws.

     The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

     The investment results presented below are not intended to predict or suggest the returns that might be experienced by the Large Cap, Value, Mini Cap, Balanced Short-Intermediate, Fully Discretionary, Strategic Income or High Yield Bond Portfolios or an individual investor investing in such Portfolios. Investors should also be aware that the uses of a methodology different form that used below to calculated performance could result in different performance data.



                                        Balanced Growth Performance                                       Value Performance
                                        ---------------------------                                       -----------------

                     Investment                                               60% S&P 500
                     Adviser's      Balanced                 Lehman Bros.      Index 40%       Investment
                      Balanced       Growth       S&P 500     Govt./Corp.     Lehman Bros.      Adviser's       Value      S&P 500
       Year          Composite     Portfolio      Index(1)      Index(2)       Index(1,2)        Value        Portfolio    Index(1)
       ----          ----------    ---------      -------    ------------     ------------     Composite      ---------    -------
                                                                                               ----------

1988(3) . . . . . .      4.98%                     10.25%           3.80%          12.57%

1989  . . . . . .       17.61                      31.61           14.23           23.44

1990  . . . . . .        5.69                      (3.04)           8.29            1.97

1991  . . . . . .       32.73                      30.46           16.13           24.18

1992  . . . . . .        9.40                       3.62            7.57            7.51

1993  . . . . . .       20.14          2.89%        2.32           11.06            9.61

1994(3) . . . . . .     (5.37)        (4.61)        1.32           (0.29)          (0.57)              3.79%                 5.32%

1995  . . . . . .       29.23         24.60        37.60           19.24           30.02              30.79                 37.60

1996(3) . . . . . .     11.72         17.41        22.96            2.89           15.16              32.01                 22.96

1997(4) . . . . . .     (5.68)        (5.00)        2.67           (0.86)           1.60               2.03       26.77      2.67

Last Year(4)  . . .      3.67          7.46        19.81            4.44           13.75              29.34         N/A     19.81

Last 5 years(4) . .     12.24           N/A        16.42            7.32           12.53                N/A         N/A       N/A

Since Inception(4)      12.42          7.49        16.08            8.54           12.92              22.28       26.77     22.30




________________________

(1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarding as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) The Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index consisting of all public obligations of the U.S. Government, its agencies and instrumentalities, and all corporate issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of greater than one year. It is generally regarded as representative of the market for domestic bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.

(3) Inception dates are as follows: Balanced Growth Composite - April 1, 1988; Balanced Growth Portfolio -October 1, 1993; Value Composite - April 1, 1994; Value Portfolio - April 30, 1996.

(4)  Through March 31, 1997.



                                       Large Cap Growth Performance                              Mini Cap Performance
                                       ----------------------------                              --------------------
                       Investment                          Russell                   Investment
                     Adviser's Large      Large Cap         1000                      Adviser's       Mini Cap       Russell 2000
                       Cap Growth           Growth         Growth      S&P 500        Mini Cap         Growth        Growth Stock
       Year             Composite         Portfolio        Index(1)   Index(2)       Composite       Portfolio       Index(3)
       ----          ---------------      ---------        -------    --------       ----------      ---------       ------------

1991(4) . . . . . .                                                                      28.69%                            14.77%

1992  . . . . . .                                                                        11.58                              7.77

1993  . . . . . .                                                                         7.25                             13.36

1994  . . . . . .                                                                        (5.85)                            (2.43)

1995(4) . . . . .             35.36%                        25.26%      25.37%           55.93                             31.06

1996(4) . . . . .             25.91                         23.12       22.96            27.72          28.73%             11.28

1997(5) . . . . . .           (1.86)          5.18%          0.53        2.67           (10.62)        (18.85)            (10.56)

Since inception(5)            42.75          16.21          24.52       25.80            18.22          17.42              10.75


_______________________

(1) The Russell 1000 Growth Index contains those companies among the Russell 1000 securities with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the U.S. market for large cap stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarding as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(3) The Russell 2000 Growth Stock Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in the Growth Stock Index generally have higher price-to-book and price-earnings ratios than the average for all companies in the 2000 Index. The Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(4) Inception dates are as follows: Large Cap Growth Composite - April 1, 1995; Large Cap Growth Portfolio -December 26, 1996; Mini Cap Composite - August 1, 1991; Mini Cap Portfolio - July 12, 1995.

(5)  Through March 31, 1997.



                                    Short-Intermediate
                                       Performance                                   Fully Discretionary Performance
                                    ------------------                               -------------------------------
                                                     Merrill Lynch                                   Lehman Bros.     Lehman Bros.
                        Investment       Short-         1-3 Yr.        Investment       Fully         Aggregate       Govt./Corp.
                        Adviser's     Intermediate     Treasury        Adviser's    Discretionary        Bond             Bond
Year                    Composite      Portfolio       Index(1)        Composite      Portfolio        Index(2)         Index(3)
----                    ----------    ------------   -------------     ----------   -------------    ------------     ------------

1984 (4)  . . . . .       13.28%                         13.78%          15.72%                         15.14%           15.00%

1985  . . . . . . .       15.66                          13.96           21.98                          22.11            21.30

1986  . . . . . . .       10.71                          10.35           16.13                          15.29            15.59

1987  . . . . . . .        5.09                           5.65            2.60                           2.75             2.31

1988  . . . . . . .        7.93                           6.22            7.87                           7.89             7.52

1989  . . . . . . .       10.16                          10.87           12.53                          14.53            14.23

1990  . . . . . . .        9.43                           9.72            8.37                           8.95             8.29

1991  . . . . . . .       12.56                          11.68           17.38                          16.00            16.13

1992  . . . . . . .        6.20                           6.30            7.38                           7.40             7.53

1993  . . . . . . .        7.19                           5.41           12.32                           9.75            11.06

1994(4)   . . . . .        0.39                           0.57           (3.75)                         (2.92)           (3.51)

1995(4)   . . . . .       10.40          4.95%           10.99           16.91           8.81%          18.48            19.24

1996  . . . . . . .        5.09           4.85            4.99            3.50           2.29            3.61             2.69

1997  . . . . . . .        0.89           0.80            0.66           (0.12)         (0.49)          (0.56)           (0.86)

Last year(5)  . . .        5.65           5.30            5.33            5.52           4.98            4.91             4.44

Last 5 years(5) . .        6.15           N/A             5.71            7.70           N/A             7.19             7.32

Last 10 years(5). .        7.61           N/A             7.13            8.52           N/A             8.23             8.12

Since inception(5)         5.93           6.76            5.60            4.42           6.66            4.99             4.59


_______________________
(1) The Merrill Lynch 1-3 Year Treasury Index is an index consisting of all public U.S. Treasury obligations having maturities from one to 2.99 years. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.
(2) The Lehman Brothers Aggregate Bond Index is an index consisting of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, and the Lehman-Brothers Asset-Backed Securities Index. See note 3 for a description of the Government/Corporate Bond Index. The Mortgage-Backed Securities Index consists of 15 and 30-year fixed rate securities backed by mortgage pools of GNMA, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (excluding buydowns, manufactured homes and graduated equity mortgages). The Asset-Backed Securities Index consists of credit card, auto and home equity loans (excluding subordinated tranches) with an average life of one year. Each Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.
(3) The Lehman Brothers Government/Corporate Bond Index is an index consisting of the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index. The Government Bond Index includes all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues), its agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government. The Corporate Bond Index includes all publicly issued, fixed rate, non-convertible investment grade U.S. dollar denominated corporate debt registered with the Securities and Exchange Commission; it also includes debt issued or guaranteed by foreign sovereign governments, municipalities, and governmental or international agencies. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

(4) Inception dates are as follows: Short-Intermediate Composite - January 1, 1984; Short-Intermediate Portfolio -August 31, 1995; Discretionary-U.S. Composite - January 1, 1984; Fully Discretionary Portfolio - August 31, 1995.
(5)  Through March 31, 1997.



                                High Yield Bond Performance                                Strategic Income Performance
                                ---------------------------                                ----------------------------
                                                                                                          Lehman Bros.
              Investment                           Merrill Lynch                 Investment                 Mortgage-
              Adviser's    High Yield Lehman Bros.  High Yield   First Boston     Adviser's     Strategic    Backed    First Boston
              High Yield     Bond      High Yield     Master      High Yield  Securities Income   Income   Securities   High Yield
Year        Bond Composite Portfolio    Index(1)      Index(2)      Index(3)      Composite     Portfolio    Index(4)      Index(3)
----        -------------- ---------- -----------  ------------- ------------ ----------------- --------- ------------ ------------

1994(5) . .       1.45%                     0.95%         0.88%        0.09%

1995  . .        19.38                     19.17         19.89        17.36

1996(5,6) .      22.63       11.33%        11.35         11.07        12.42        15.16%         9.54%       5.36%        12.42%

1997              2.50        9.84          1.12          0.81         1.47         1.90          1.90        0.12          1.47

Last year(6)     20.39         N/A         10.63         10.37        11.66        13.11           N/A        5.96         11.66

Since
inception(6)     15.19       13.90         10.65         10.56        10.26        13.65         17.93        4.36         11.11




_______________________
(1) The Lehman Brothers High Yield Index includes all U.S. domestic fixed income securities having a maximum quality rating of Ba1 by Moody's (including defaulted issues), a minimum principal amount outstanding of $100 million, and a remaining term to maturity of at least one year, other than payment-in-kind securities and Eurobonds. The Index reflects the reinvestment of income, if any, but does not reflect fees, dealer markups, or other expenses of investing.

(2) The Merrill Lynch High Yield Master Index includes all publicly placed nonconvertible, coupon-bearing U.S. domestic debt securities with a remaining term to maturity of at least one year, with par amounts outstanding of at least $10 million at the start and close of the performance measurement period, other than floating rate debts, equipment trust certificates and Title 11 securities. Issues must be rated as less than investment grade by Standard & Poor's or Moody's, but not in default. The index reflects the reinvestment of income, if any, but does not reflect fees, dealer markups, or other expenses of investing.

(3) The First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issue size of $100 million. The Index reflects the reinvestment of income, if any, but does not reflect fees, dealer markups, or other expenses of investing.

(4) The Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed-rate, securitized mortgage pools of GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages, with a principal amount of at least $50 million. The Index reflects the reinvestment of income, if any, but does not reflect fees, dealer markups, or other expenses of investing.


(5) Inception dates are as follows: High Yield Bond Composite - April 1, 1994; High Yield Bond Portfolio - July 31, 1996; Strategic Income Composite - January 1, 1996; Strategic Income Portfolio - July 31, 1996.


(6)  Through March 31, 1997.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                     INDEPENDENT AUDITORS AND LEGAL COUNSEL

          PNC Bank, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113, serves as Custodian for the portfolio securities and cash of the Portfolios and Funds and in that capacity maintains certain financial and accounting books and records pursuant to agreements with the Trust and Master Trust. PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware, an affiliate of the Custodian, provides additional accounting services to the Portfolios and Funds.

          State Street Bank and Trust Company, 2 Heritage Drive, 7th Floor, North Quincy, Massachusetts, 02171, serves as the Dividend Disbursing Agent and as the Transfer Agent for the Portfolios and Funds. The Transfer Agent provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, and related functions. The Dividend Disbursing Agent provides customary dividend disbursing services to the Trust, including payment of dividends and distributions and related functions.

          The Charles Schwab Trust Company, 101 Montgomery Street, San Francisco, California 94104, serves as co-transfer agent for shares of the Portfolios. The following act as sub-transfer agents for the Portfolios:
Financial Data Services, Inc., 4800 Deer Lake Drive, 2nd Floor, Jacksonville, Florida 32246; William M. Mercer Plan Participant Services, Inc., 1417 Lake Cook Road, Deerfield, Illinois 60015; and Schwab Retirement Plan Services, Inc., 101 Montgomery Street, San Francisco, California 94104.

          Ernst & Young, L.L.P., 515 South Flower Street, Los Angeles, California 90071, serves as the independent auditors for the Trust and Master Trust, and in that capacity examines the annual financial statements of the Trust and Master Trust.

          Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071, is legal counsel for the Trust and Master Trust. It also acts as legal counsel for the Investment Adviser and Distributor.


                                  MISCELLANEOUS

SHARES OF BENEFICIAL INTEREST

          The Trust is currently comprised of 57 series of shares -- 10 A Portfolios, 10 B Portfolios, 10 C Portfolios, 16 Institutional Portfolios, one Money Market Portfolio and 10 Qualified Portfolios.

          On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected series unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in a Portfolio's fundamental investment policies would be voted upon only by shareholders of that Portfolio, as would the approval of any advisory or distribution contract for the Portfolio. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.

          Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to Portfolio.

          As used in the Portfolios' prospectuses and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Portfolio, means the vote of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.
Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust's Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

          Whenever a Portfolio or the Trust is requested to vote on a matter with respect to the Master Trust, the Trust will hold a meeting of its shareholders and will cast its votes as instructed by such shareholders and, in the case of a matter affecting only a Fund, as instructed by the shareholders of the corresponding Portfolio(s).

          The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

          Each share of a Portfolio represents an equal proportional interest in the Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Portfolio are entitled to receive the assets attributable to the Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

          Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

DECLARATIONS OF TRUST

          In accordance with Delaware law and in connection with the tax treatment sought by the Master Trust, the Master Trust's Declaration of Trust provides that its investors will be personally and jointly and severally responsible (with rights of contribution among them in proportion to their respective ownership interests in the Master Trust) for the Master Trust's liabilities and obligations in the event that the Master Trust fails to satisfy such liabilities and obligations. However, to the extent assets are available from the Master Trust, the Master Trust will indemnify each investor from any claim or liability to which the investor may become subject solely by reason of his or her having been an investor, and will reimburse the investor for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability.

          The Declarations of Trust of both the Trust and Master Trust provide that obligations of the Trust and the Master Trust are not binding upon their respective Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trusts or their respective investors for any action or failure to act, but nothing in the Declarations of Trust protect a Trustee, officer, employee or agent against any liability to the trusts or their respective investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declarations of Trust also provide that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Portfolio or Fund shall be enforceable against the assets and property of such Portfolio or Fund only (and, in the case of a Fund, its investors), and not against the assets or property of any other Portfolio or Fund (or in the case of a Portfolio, the investors therein).

FINANCIAL STATEMENTS


          The Trust's 1997 Annual Report to Shareholders of the Portfolios accompanies this Statement of Additional Information. The financial statements in such Annual Report are incorporated in this Statement of Additional Information by reference. Such financial statements for the fiscal years ended March 31, 1996 and 1997 have been audited by the Funds' independent auditors, Ernst & Young L.L.P., whose report thereon appears in such Annual Report. Such financial statements have been incorporated herein in reliance upon such report
given upon their authority as experts in accounting and auditing.   Additional
copies of the Trust's 1997 Annual Report to Shareholders of the Portfolios may be obtained at no charge by writing or telephoning the Trust at the address or number on the front page of this Statement of Additional Information.


REGISTRATION STATEMENT

          The Registration Statement of the Trust and the Master Trust, including the Portfolios' Prospectuses, the Statements of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Portfolios' Prospectuses or the Statements of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to these Registration Statements, each such statement being qualified in all respects by such reference.

                                      APPENDIX A


                          DESCRIPTION OF SECURITIES RATINGS

    The following paragraphs summarize the descriptions for the rating symbols of securities.


COMMERCIAL PAPER

         The following paragraphs summarize the description for the rating symbols of commercial paper.


MOODY'S INVESTORS SERVICE, INC.

         Moody's short-term debt ratings, which are also applicable to commercial paper investments permitted to be made by the Master Trust, are opinions of the ability of issuers to repay punctually their senior debt obligations which have an original maturity not exceeding one year. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME 1: Issuers (or related supporting institutions) rated PRIME-1 have a superior ability for repayment of short-term promissory obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics: (A) leading market positions in well-established industries;
(B) high rates of return on funds employed; (C) conservative capitalization structures with moderate reliance on debt and ample asset protection; (D) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (E) well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above in the PRIME-1 category but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME 3: Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

         Standard & Poor's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

         A-1: This designation indicates the degree of safety regarding timely payment is overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted with a "PLUS" (+) designation.

         A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

         A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

         C: Issues rated "C" are regarded as having a doubtful capacity for payment.

FITCH INVESTORS SERVICE, INC.

         F-1+: Exceptionally strong credit quality. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

         F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2: Good credit quality. Commercial paper assigned this rating has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issuers assigned F-1+ and F-1 ratings.

         F-3: Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

         The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         Duff 1+ - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3 - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Duff 4 - Debt possesses speculative investment characteristics.

         Duff 5 - Issuer has failed to meet scheduled principal and/or interest payments.

THOMSON BANKWATCH

         Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

         TBW-1 - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         TBW-3 - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

IBCA

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

         A1+ - Obligations are supported by the highest capacity for timely repayment.

         A1 - Obligations are supported by a strong capacity for timely repayment.

         A2 - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

         A3 - Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.


CORPORATE BONDS

MOODY'S

         Moody's corporate bond ratings are opinions of the relative investment qualities of bonds. Moody's employs nine designations to indicate such relative qualities, ranging from "Aaa" for the highest quality obligations to "C" for the lowest. Issues are further refined with the designation 1,2, and 3 to indicate the relative ranking within designations. Bonds with the following Moody's ratings have the following investment qualities:

         Aaa: Bonds in this category are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds in this category are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds in this category possess many favorable investment attributes and are considered to be as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds in this category are considered medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds in this category are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds in this category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds in this category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds in this category represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcoming.

         C: Bonds in this category are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Ratings are graded into ten categories, ranging from "AAA" for the highest quality obligation to "D" for debt in default. Issues are further refined with a "PLUS" or "MINUS" sign to show relative standing within the categories. Bonds with the following Standard & Poor's ratings have the following investment qualities:

         AAA:   Bonds in this category have the highest rating assigned by
Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds in this category have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A: Bonds in this category have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Bonds in this category have an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         BB: Bonds in this category have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

         B: Bonds in this category have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         CCC: Bonds in this category have currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         C: This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

DUFF & PHELPS

         The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

         AAA - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         BB, B, CCC, DD, AND DP - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

FITCH INVESTORS SERVICE, INC.

         The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

         AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB, B, CCC, CC, C, DDD, DD, AND D - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

ICBA

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

         AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

         A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

         BB, B, CCC, CC, AND C - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

THOMSON BANKWATCH

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         AAA - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

         AA - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         A - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BBB - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BB, B, CCC, AND CC, - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         D - This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                           NICHOLAS-APPLEGATE MUTUAL FUNDS

                                      FORM N-1A

                              PART C:  OTHER INFORMATION
                              --------------------------


Item 24. Financial Statements and Exhibits.
         ----------------------------------

    a.   Not Applicable.

    b.   Exhibits:

         (1.1)     Certificate of Trust of Registrant (f).

         (1.2)     Certificate of Amendment to Certificate of Trust of
                   Registrant (f).

         (1.3)     Amended and Restated Declaration of Trust of Registrant (f).

         (1.4) Certificate of Trustees dated August 6, 1993, establishing Emerging Growth Portfolio series (f).

         (1.5) Certificate of Trustees dated December 15, 1993, establishing International Growth Portfolio series (f).

         (1.6)     Amendment No. 2 to Amended and Restated Declaration of Trust
                   (f).

         (1.7)     Amendment No. 3 to Amended and Restated Declaration of Trust
                   (f).

         (1.8)     Amendment No. 4 to Amended and Restated Declaration of Trust
                   (f).

         (1.9)     Amendment No. 5 to Amended and Restated Declaration of Trust
                   (f).

         (1.10)    Amendment No. 6 to Amended and Restated Declaration of Trust
                   (f).

         (1.11)    Amendment No. 7 to Amended and Restated Declaration of Trust
                   (f).

         (1.12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (f).

         (1.13)    Amendment No. 9 to Amended and Restated Declaration of Trust
                   (f).

         (1.14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust (b).

         (1.15)    Amendment No. 11 to Amended and Restated Declaration of
                   Trust (i).

         (1.16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust (i).

         (1.17)    Amendment No. 13 to Amended and Restated Declaration of
                   Trust (j).

         (1.18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust (j).

         (1.19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust (l).

         (2.1)     Amended Bylaws of Registrant (f).

         (2.2)     Amendment to Section 2.5 of Bylaws of Registrant (f).

         (3)       None.

         (4)       None.

         (5) Form of Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, with respect to Global Blue Chip Fund and Emerging Markets Bond Fund (l).

         (6.1)     Distribution Agreement between Registrant and
                   Nicholas-Applegate Securities dated as of April 19, 1993
                   (f).

         (6.2) Letter agreement between Registrant and Nicholas-Applegate Securities dated May 17, 1993, adding certain Institutional (formerly Qualified) Portfolio series and Emerging Growth Portfolio series to Distribution Agreement (f).

         (6.3) Letter agreement between Registrant and Nicholas-Applegate Securities dated December 15, 1993, adding International Growth Portfolio series to Distribution Agreement (f).

         (6.4) Letter agreement between Registrant and Nicholas-Applegate Securities dated April 22, 1994, adding Qualified Portfolio series to Distribution Agreement (f).

         (6.5) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Distribution Agreement (f).

         (6.6) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Series B Portfolios to Distribution Agreement (f).

         (6.7) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Fixed Income and Qualified Portfolio series to Distribution Agreement (f).

         (6.8) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Value Institutional Portfolio series to Distribution Agreement (a).

         (6.9) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding High Yield Bond and Strategic Income Institutional Portfolio series to Distribution Agreement (b).

         (6.10) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth and Core Growth International Portfolio series to Distribution Agreement (i).

         (6.11) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Core Growth International Portfolio C series to Distribution Agreement
                   (i).

         (6.12) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth Portfolio A, B, C and Q series to Distribution Agreement
                   (j).

         (6.13) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Distribution Agreement
                   (l).


         (6.14) Addendum to Administration Service Fee Schedule revised July 7, 1997 adding Non-Master/Feeder Portfolios (m).


         (7)       None.

         (8.1) Custodian Services Agreement between Registrant and PNC Bank dated as of April 1, 1993 (f).

         (8.2) Letter agreement between Registrant and PNC Bank dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Custodian Services Agreement (f).

         (8.3) Letter agreement between Registrant and PNC Bank dated August 20, 1993, adding Emerging Growth Portfolio series to Custodian Services Agreement (f).

         (8.4) Letter agreement between Registrant and PNC Bank dated December 15, 1993, adding International Growth Portfolio series to Custodian Services Agreement (f).

         (8.5) Letter agreement between Registrant and PNC Bank dated April 22, 1994, adding Core Growth Qualified Portfolio series to Custodian Services Agreement (f).

         (8.6) Letter agreement between Registrant and PNC Bank, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Custodian Services Agreement (f).

         (8.7) Letter agreement between Registrant and PNC Bank, adding Series B Portfolios to Custodian Services Agreement (f).

         (8.8) Letter agreement between Registrant and PNC Bank, adding Fixed Income Portfolio series to Custodian Services Agreement (f).

         (8.9) Form of letter agreement between Registrant and PNC Bank adding Value Institutional Portfolio series to Custodian Services Agreement (a).

         (8.10) Form of letter agreement between Registrant and PNC Bank adding High Yield Bond and Strategic Income Institutional Portfolio series to Custodian Services Agreement (b).

         (8.11) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth and Core Growth International Portfolio series to Custodian Services Agreement (i).

         (8.12) Form of letter agreement between Registrant and PNC Bank adding Core Growth International Portfolio C series to Custodian Services Agreement (i).

         (8.13) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth Portfolio A, B, C and Q series to Custodian Services Agreement (j).

         (8.14) Form of letter agreement between Registrant and PNC Bank, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Custodian Services Agreement (l).

         (8.15) Form of letter agreement between Registrant and PNC Bank with respect to custodian services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                   (m).


         (9.1) Administration Agreement between Registrant and Investment Company Administration Corporation dated as of April 1, 1993
                   (f).

         (9.2) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management dated as of November 18, 1996 (i).

         (9.3) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated as of April 1, 1993 (f).

         (9.4) Letter agreement between Registrant and State Street Bank and Trust Company dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Transfer Agency and Service Agreement (f).

         (9.5) Letter agreement between Registrant and State Street Bank and Trust Company dated August 20, 1993, adding Emerging Growth Portfolio Series to Transfer Agency and Service Agreement (f).

         (9.6) Letter agreement between Registrant and State Street Bank and Trust Company dated December 15, 1993, adding International Growth Portfolio series to Transfer Agency and Service Agreement (f).

         (9.7) Letter agreement between Registrant and State Street Bank and Trust Company dated April 22, 1994, adding Core Growth Qualified Portfolio series to Transfer Agency and Service Agreement (f).

         (9.8) Letter agreement between Registrant and State Street Bank and Trust Company, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Transfer Agency and Service Agreement (f).

         (9.9) Letter agreement between Registrant and State Street Bank and Trust Company, adding Series B Portfolios to Transfer Agency and Service Agreement (f).

         (9.10) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Fixed Income Portfolio series to Transfer Agency and Service Agreement (f).

         (9.11) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Value Institutional Portfolio series to Transfer Agency and Service Agreement (a).

         (9.12) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding High Yield Bond and Strategic Income Institutional Portfolio series to Transfer Agency and Service Agreement (b).

         (9.13) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Large Cap Growth and Core Growth International Portfolio series to Transfer Agency and Service Agreement (i).

         (9.14) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Core Growth International Portfolio C series to Transfer Agency and Service Agreement
                   (i).

         (9.15) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Large Cap Growth Portfolio A, B, C and Q series to Transfer Agency and Service Agreement
                   (j).

         (9.16) Form of letter agreement between Registrant and State Street Bank and Trust company, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Transfer Agency and Service Agreement (l).

         (9.17) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities (f).

         (9.18) License Agreement dated as of December 17, 1992, between Registrant and Nicholas-Applegate Capital Management (f).

         (9.19) Accounting Services Agreement between Registrant and PFPC Inc. dated as of April 1, 1993 (f).

         (9.20) Letter agreement between Registrant and PFPC Inc. dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Accounting Services Agreement (f).

         (9.21) Letter agreement between Registrant and PFPC Inc. dated August 20, 1993, adding Emerging Growth Portfolio series to Accounting Services Agreement (f).

         (9.22) Letter agreement between Registrant and PFPC Inc. dated December 15, 1993, adding International Growth Portfolio series to Accounting Services Agreement (f).

         (9.23) Letter agreement between Registrant and PFPC Inc. dated April 22, 1994, adding Core Growth Qualified Portfolio series to Accounting Services Agreement (f).

         (9.24) Letter agreement between Registrant and PFPC Inc., adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Accounting Services Agreement (f).

         (9.25) Letter agreement between Registrant and PFPC Inc., adding Series B Portfolios to Accounting Services Agreement (f).

         (9.26) Letter agreement between Registrant and PFPC Inc., adding Fixed Income Portfolio series to Accounting Services Agreement (f).

         (9.27) Form of letter agreement between Registrant and PFPC Inc. adding Value Institutional Portfolio series to Accounting Services Agreement (a).

         (9.28) Form of letter agreement between Registrant and PFPC Inc. adding High Yield Bond and Strategic Income Institutional Portfolio series to Accounting Services Agreement (b).

         (9.29) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth and Core Growth International Portfolio series to Accounting Services Agreement (i).

         (9.30) Form of letter agreement between Registrant and PFPC Inc. adding Core Growth International Portfolio C series to Accounting Services Agreement (i).

         (9.31) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth Portfolio A, B, C and Q series to Accounting Services Agreement (j).

         (9.32) Form of letter agreement between Registrant and PFPC Inc., adding Global Blue Chip Fund and Emerging Markets Bond Fund to Accounting Services Agreement (l).


         (9.33) Form of letter agreement between Registrant and PFPC Inc. with respect to accounting services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                   (m).



         (9.34) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated September 27, 1993 regarding expense reimbursements (f).

         (9.35) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated December 15, 1993, adding International Growth Portfolio series to agreement regarding expense reimbursements (f).

         (9.36) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated April 22, 1994, adding Qualified Portfolio series to agreement regarding expense reimbursements (f).

         (9.37) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Emerging Growth Institutional Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to agreement regarding expense reimbursements (f).

         (9.38) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Series B Portfolios to agreement regarding expense reimbursement (f).

         (9.39) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Qualified and Fixed Income Portfolio series to agreement regarding expense reimbursement (f).

         (9.40) Letter agreement between Registrant and Nicholas-Applegate Capital Management revising expense reimbursement agreement with respect to Government Income Portfolios (f).

         (9.41) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Value Institutional Portfolio series to agreement regarding expense reimbursement (a).

         (9.42) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding High Yield Bond and Strategic Income Institutional Portfolio series to agreement regarding expense reimbursement (b).

         (9.43) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Large Cap Growth and Core Growth International Portfolio series to agreement regarding expense reimbursement (i).

         (9.44) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Core Growth International Portfolio C series to agreement regarding expense reimbursement (i).

         (9.45) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Large Cap Growth Portfolio A, B, C and Q series to agreement regarding expense reimbursement (j).

         (9.46) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Global Blue Chip Fund and Emerging Markets Bond Fund to agreement regarding expense reimbursement (l).

         (9.47) Credit Agreement among Registrant, Chemical Bank and certain other banks dated April 10, 1996 (f).

         (9.48) First Amendment Agreement to Credit Agreement dated as of April 9, 1997 among Registrant, The Chase Manhattan Bank, and certain other banks (l).

         (10)      Opinion of Counsel (c).

         (11)      Consent of independent auditors.

         (12)      Not Applicable.

         (13) Investment Letter of initial investor in Registrant dated April 1, 1993 (f).

         (14.1)    IRA Plan Materials (d).

         (14.2)    401(k) Profit-Sharing Plan Materials (d).

         (15)      Amended Distribution Plan of Registrant (f)

         (16)      Schedule of Computation of Performance Quotations (c).

         (17)      Financial Data Schedules.

         (18)      Not Applicable.

         (19.1)    Limited Powers of Attorney of Trustees (d).

         (19.2)    Limited Power of Attorney of Walter E. Auch (e).

         (19.3)    Limited Power of Attorney of John D. Wylie (h).

         (19.4) Certified Resolution of Board of Trustees of Registrant regarding Limited Power of Attorney of John D. Wylie (h).

         (19.5)    Limited Power of Attorney of Thomas Pindelski (k).

         (19.6) Certified Resolution of Board of Trustees regarding Limited Power of Attorney of Thomas Pindelski (k).

-------------------------

(a) Filed as an Exhibit to Amendment No. 28 to Registrant's Form N-1A Registration Statement on January 19, 1996 and incorporated herein by reference.

(b) Filed as an Exhibit to Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

(c) Filed as an Exhibit to Amendment No. 1 to Registrant's Form N-1A Registration Statement on March 15, 1993 and incorporated herein by reference.

(d) Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

(e) Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

(f) Filed as an Exhibit to Amendment No. 32 to Registrant's Form N-1A Registration Statement on June 3, 1996 and incorporated herein by reference.

(g) Filed as an Exhibit to Amendment No. 37 to Registrant's Form N-1A Registration Statement on October 15, 1996 and incorporated herein by reference.

(h) Filed as an Exhibit to Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 25, 1996 and incorporated herein by reference.

(i) Filed as an Exhibit to Amendment No. 40 to Registrant's Form N-1A Registration Statement on January 3, 1997 and incorporated herein by reference.

(j) Filed as an Exhibit to Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 1, 1997 and incorporated herein by reference.

(k) Filed as an Exhibit to Amendment No. 44 to Registrant's Form N-1A Registration Statement on May 22, 1997 and incorporated herein by reference.

(l) Filed as an Exhibit to Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.


(m) Filed as an Exhibit to Amendment No. 47 to Registrant's Form N-1a Registration Statement on July 28, 1997 and Incorporated Herein by Reference.


Item 25. Persons Controlled by or under Common Control with Registrant.
         --------------------------------------------------------------

         Fred C. Applegate, Arthur B. Laffer and Charles E. Young, members of the Board of Trustees of Registrant, are also three of the seven members of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered investment company. Accordingly, Registrant and Nicholas-Applegate Fund, Inc. may be deemed to be under common control.

Item 26. Number of Holders of Securities.
         --------------------------------

         As of June 30, 1997, the number of record holders of each series of Registrant was as follows:

    Title of Series                                   Number of Record Holders
    ---------------                                   ------------------------

    Large Cap Growth Portfolio A                               -
    Core Growth Portfolio A                                  6,807
    Emerging Growth Portfolio A                             11,164
    Income & Growth Portfolio A                              2,284
    Balanced Growth Portfolio A                                846
    Government Income Portfolio A                              434
    Money Market Portfolio                                     -
    International Core Growth Portfolio A                        3
    Worldwide Growth Portfolio A                             1,974
    International Small Cap Growth Portfolio A                 404
    Emerging Countries Portfolio A                           2,883
    Large Cap Growth Portfolio B                               -
    Core Growth Portfolio B                                  2,895
    Emerging Growth Portfolio B                              3,314
    Income & Growth Portfolio B                                916
    Balanced Growth Portfolio B                                260
    Government Income Portfolio B                              178
    International Core Growth Portfolio B                        3
    Worldwide Growth Portfolio B                               495
    International Small Cap Growth Portfolio B                 502
    Emerging Countries Portfolio B                           2,141
    Large Cap Growth Portfolio C                               -
    Core Growth Portfolio C                                 14,157
    Emerging Growth Portfolio C                             17,204
    Income & Growth Portfolio C                              5,265
    Balanced Growth Portfolio C                              1,383
    Government Income Portfolio C                              476
    International Core Growth Portfolio C                       14
    Worldwide Growth Portfolio C                             5,682
    International Small Cap Growth Portfolio C                 642
    Emerging Countries Portfolio C                           2,068
    Large Cap Growth Institutional Portfolio                    31
    Core Growth Institutional Portfolio                        195
    Emerging Growth Institutional Portfolio                    191
    Income & Growth Institutional Portfolio                    112
    Balanced Growth Institutional Portfolio                     24
    International Core Growth Institutional Portfolio           39
    Worldwide Growth Institutional Portfolio                    70
    International Small Cap Growth Institutional Portfolio      81
    Emerging Countries Institutional Portfolio                 174
    Mini Cap Growth Institutional Portfolio                    164
    Fully Discretionary Institutional Fixed Income Portfolio    12
    Short-Intermediate Institutional Fixed Income Portfolio     14
    Value Institutional Portfolio                               26
    High Yield Bond Institutional Portfolio                     22

    Strategic Income Institutional Portfolio                    16
    Global Growth & Income Institutional Portfolio             -
    Large Cap Growth Qualified Portfolio                       -
    Core Growth Qualified Portfolio                            203
    Emerging Growth Qualified Portfolio                         18
    Income & Growth Qualified Portfolio                         11
    Balanced Growth Qualified Portfolio                         11
    Government Income Qualified Portfolio                        9
    International Core Growth Qualified Portfolio                2
    Worldwide Growth Qualified Portfolio                        10
    International Small Cap Growth Qualified Portfolio          10
    Emerging Countries Qualified Portfolio                      61


Item 27. Indemnification.
         ----------------

         Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

         Section 8 of Registrant's Administration Agreement, filed herewith as
Exhibit 9.1, provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.
Section 9 of Registrant's Distribution Agreement, filed herewith as Exhibit 6, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of the Shareholder Service Agreement, filed herewith as Exhibit 9.3, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

         Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.
         -----------------------------------------------------

         Nicholas-Applegate Capital Management, the investment adviser to the Master Trust, is a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management, Inc. (the "General Partner"). During the two fiscal years ended December 31, 1996, Nicholas-Applegate Capital Management has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 28 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.

Item 29. Principal Underwriters.
         -----------------------

         (a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

         (b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Portfolios, is a California limited partnership and its general partner is Nicholas-Applegate Capital Management Holdings, L.P. (the "General Partner"). Information is furnished below with respect to the officers, partners and directors of the General Partner and Nicholas-Applegate Securities. The principal business address of such persons is 600 West Broadway, 30th Floor, San Diego, California 92101, except as otherwise indicated below.


                        Positions and                 Positions and
Name and Principal      Offices with Principal        Offices with
Business Address        Underwriter                   Registrant
------------------      -----------                   ----------
Arthur E. Nicholas      Chairman                      None

John D. Wylie           President                     President

Peter J. Johnson        Vice President                Vice President

Thomas Pindelski        Chief Financial Officer       Chief Financial Officer

E. Blake Moore, Jr.          Secretary                     Secretary

Todd Spillane           Director of Compliance        None

         (c)  Not Applicable.


Item 30. Location of Accounts and Records.
         ---------------------------------

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser to the Trust and Master Trust, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the primary administrator for the Trust and Master Trust, Investment Company Administration Corporation (4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018); the Custodian, PNC Bank (Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113); or the Transfer and Dividend Disbursing Agent, State Street Bank & Trust Company (2 Heritage Drive, 7th Floor, North Quincy, Massachusetts 02171).


Item 31. Management Services.
         --------------------

         Not Applicable.

Item 32. Undertakings.
         -------------

         Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 21st day of July, 1997. The undersigned hereby certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                            NICHOLAS-APPLEGATE MUTUAL FUNDS



                                            By John D. Wylie*
                                               ----------------------------
                                               John D. Wylie
                                               President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


John D. Wylie*
-------------------------    Principal Executive Officer        July 21, 1997
John D. Wylie


Thomas Pindelski*
-------------------------    Principal Financial and
Thomas Pindelski             Accounting Officer                 July 21, 1997


Fred C. Applegate*
-------------------------    Trustee                            July 21, 1997
Fred C. Applegate


Arthur B. Laffer*
-------------------------    Trustee                            July 21, 1997
Arthur B. Laffer


Charles E. Young*
-------------------------    Trustee                            July 21, 1997
Charles E. Young


* s/E. Blake Moore, Jr.
-------------------------
By: E. Blake Moore, Jr.
    Attorney In Fact

                                      SIGNATURES

         Nicholas-Applegate Investment Trust has duly caused this Amendment to Registration Statement on Form N-1A of Nicholas-Applegate Mutual Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 21st day of July, 1997. The undersigned hereby certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                            NICHOLAS-APPLEGATE INVESTMENT TRUST


                                            By John D. Wylie*
                                               ----------------------------
                                               John D. Wylie
                                               President

         This Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


John D. Wylie*
-------------------------    Principal Executive Officer        July 21, 1997
John D. Wylie


Thomas Pindelski*
-------------------------    Principal Financial and
Thomas Pindelski             Accounting Officer                 July 21, 1997


George F. Keane*
-------------------------    Trustee                            July 21, 1997
George F. Keane


Dann V. Angeloff*
-------------------------    Trustee                            July 21, 1997
Dann V. Angeloff


Walter E. Auch*
-------------------------    Trustee                            July 21, 1997
Walter E. Auch


Theodore J. Coburn*
-------------------------    Trustee                            July 21, 1997
Theodore J. Coburn


Darlene DeRemer*
-------------------------    Trustee                            July 21, 1997
Darlene DeRemer


Arthur E. Nicholas*
----------------------       Trustee                            July 21, 1997
Arthur E. Nicholas



* s/E. Blake Moore, Jr.
-------------------------
By: E. Blake Moore, Jr.
    Attorney in Fact

                                    EXHIBIT INDEX
                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                                 AMENDMENT NO.  48 TO
                           FORM N-1A REGISTRATION STATEMENT
                                  FILE NO. 811-7428


    Exhibit No.         Title of Exhibit
    -----------         ----------------

       (11)             Consent of Independent Auditors.

       (17)             Financial Data Schedules